                    As filed with Securities and Exchange Commission on April 14, 2026

File Nos. 333-207276 and 811-23092
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No.  [  ]
Post-Effective Amendment No. 11 [X ]
and/or
Registration Statement Under the Investment Company Act of 1940 [ X]
Amendment No. 27  [X]
-----------------------------------
MEMBERS Horizon Variable Separate Account
(Exact Name of Registrant)
MEMBERS Life Insurance Company
(Name of Depositor)
2000 Heritage Way
Waverly, Iowa 50677-9202
(Address of Depositor’s Principal Executive Offices)
(319) 352-4090
(Depositor’s Telephone Number)
Britney Schnathorst, Esq.
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677-9202
(319) 352-4090
(Name and Address of Agent for Service)
--------------------------------------------
COPY TO:
Stephen E. Roth, Esq.
Thomas E. Bisset, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001
(202) 383-0100
Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this
Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.
  [X]  On May 1, 2026 pursuant to paragraph (b) of Rule 485.
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
  [ ]  On (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
  [ ]    This post-effective amendment designates a new effective date for previously filed post-effective amendment.
Title of Securities Being Registered:  Units of interest in MEMBERS Horizon Variable Separate Account under the
MEMBERS® Horizon flexible premium deferred variable annuity contract.

MEMBERS® Horizon
Flexible Premium Deferred Variable and Index Linked Annuity
MEMBERS Horizon Variable Separate Account
Issued by:
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
Telephone number: 800-798-5500
Offered Through: CUNA Brokerage Services, Inc.
DATED May 1, 2026
This Prospectus describes the MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked
Annuity, an individual or joint owned, flexible premium deferred annuity contract with variable and index-linked investment options issued by MEMBERS Life Insurance Company.
You may purchase the Contract with an initial Purchase Payment of at least $5,000. During the Accumulation
Period, you may make Additional Purchase Payments that are each $50 or more. The Contract offers two series: Series B and Series C. Surrender Charges do not apply to Series C Contracts; however Series C
Contracts impose a higher Contract Fee than Series B Contracts. The Contract is a complex investment and involves risks, including potential loss of principal. Please keep this Prospectus for future reference. This
Prospectus describes all material rights and obligations of Owners, including all state variations, and provides important information you should know before investing. You should speak with a financial professional about the Contract’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. We no longer issue new Contracts.
The Contract is designed primarily for individuals, trusts, and certain retirement plans that qualify for the special federal income tax treatment associated with annuity contracts. You may allocate your Purchase Payments to various Investment Options, including Variable Subaccounts and index-linked Investment Options ("Risk
Control Accounts"), for accumulation of retirement savings and long-term investment purposes. We charge an annual Contract Fee on amounts allocated to the Risk Control Accounts and Variable Subaccounts. The
Contract also offers several payout options. We reserve the right to refuse or limit additional Purchase
Payments or allocations to the Risk Control Accounts, to add or substitute indexes, and to add or substitute the
Funds underlying the Variable Subaccounts, as described in this Prospectus. The availability of Variable
Subaccounts, Risk Control Accounts, Contract benefits, and other Contract features described in this
Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. Please refer to Appendix A for more information about investment options and Appendix B for information about state and financial intermediary variations.
Each Variable Subaccount invests in an underlying Fund, and your investment results in a Variable
Subaccount will depend on the investment performance of the related Fund. You bear the entire investment risk of any amounts you allocate to the Variable Subaccounts.
Each Risk Control Account is credited with interest based in part on the investment experience of an external
Index. We currently offer two reference indices: the S&P 500 Price Return Index (“S&P 500”) and the MSCI
EAFE Price Return Index (“MSCI EAFE”). We credit interest to each Risk Control Account at the end of each
Risk Control Account Year during the five-year Risk Control Account Period by comparing the change in the
Index from each Risk Control Account Anniversary (the first day of the Risk Control Account Year) to the last day of the current Risk Control Account Year. When funds are withdrawn from a Risk Control Account prior to the Risk Control Account Anniversary, Index interest is calculated up to the date of withdrawal. It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth Account.
Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. The Floors may provide protection by limiting the amount of negative interest credited to you from negative Index performance, but the Caps may limit the amount of interest you can earn from positive Index performance. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control Account that is available to you.
•The Floor is the maximum amount of negative Index interest that we will credit you at the end of a Risk
Control Account Year. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor. The Secure Account provides the most protection from negative investment performance. The Secure Account has a Floor of 0%, which means that negative Index performance will not reduce your Risk Control Account Value. The Growth Account has a Floor of -10%, which means that negative Index performance could reduce your Risk Control Account Value by up to 10%
each year. The Floor rate will not change during the life of your Contract. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of
-10%) each Risk Control Account Year due to negative Index performance. The Floor does not limit losses from the Contract Fee, Surrender Charge (for Series B Contracts), Market Value
Adjustment, or taxes.
•The Cap is the maximum amount of positive Index interest that we will credit you at the end of a Risk
Control Account Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap. In return for accepting some risk of loss to your Risk Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure
Account. This allows for the potential for greater increases to your Risk Control Account Value allocated to the Growth Account. On the first Contract Anniversary and each subsequent Contract Anniversary, we set the Cap, which we guarantee for the next Contract Year. The Cap will never be less than 1%.
With the Cap, you may receive only a portion of any positive Index performance.
The Contract is not a short-term investment and is not appropriate if you need ready access to cash.
Partial withdrawals or surrender of the Contract may result in Surrender Charges (for Series B
Contracts), a Market Value Adjustment, and federal income taxes and a 10% additional tax.
•For Series B Contracts, each Purchase Payment has an individual Surrender Charge schedule. If you surrender your Contract or take a partial withdrawal during the five years following allocation of a
Purchase Payment, you may pay a Surrender Charge of up to 9% of the Purchase Payment being surrendered or withdrawn that exceeds the Annual Free Withdrawal Amount. Surrender Charges do not
apply to Series C Contracts.
•During the Accumulation Period, if you surrender your Contract or take a partial withdrawal from a Risk
Control Account on any day other than its Risk Control Account Maturity Date, we will apply a Market
Value Adjustment (which may be positive or negative) to the amount being withdrawn from the Risk
Control Account. A negative Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal of Risk Control Account Value. Only the Contract
Value remaining after the withdrawal will be credited interest, positive or negative, in the future. It is possible in extreme circumstances to lose up to 100% of your principal and previously credited interest due to the Market Value Adjustment, regardless of the Risk Control Account to which you allocated Contract Value.
•Partial withdrawals and surrenders are subject to federal income taxes and may be subject to a 10%
additional tax if taken before age 59½.
•Although the Contract permits systematic withdrawals (including for Required Minimum Distributions under the Internal Revenue Code) from the Risk Control Accounts before the end of the term, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
The Contract is a security. It involves investment risk and other risks and may lose value. For additional information on risks associated with the Contract, see "Principal Risks of Investing in the Contract" on page 16.
The guarantees in this Contract are subject to the Company’s financial strength and claims-paying ability.
Additional information about certain investment products, including index-linked and variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov/.
The Contract or certain Investment Options may not be available in all states. This Prospectus does not constitute an offer to sell any Contract and it is not soliciting an offer to buy any Contract in any state in which the offer or sale is not permitted. We do not authorize anyone to provide any information or representations regarding the offering described in this Prospectus other than the information and representations contained in this Prospectus.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The Contracts are not insured by the Federal Deposit Insurance Corporation or any other government agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal and previously credited interest and earnings.
i
TABLE OF CONTENTS

GLOSSARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1
OVERVIEW OF THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5
Purpose . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5
Contract Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5
Contract Periods . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5
Investment Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6
Withdrawal Options and Market Value Adjustment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8
Other Contract Features . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8
KEY INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9
FEE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . .	16
THE INSURANCE COMPANY AND SEPARATE ACCOUNTS . . . . . . . . . . . . . . . . . . . . .	20
MEMBERS Life Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20
The Variable Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20
The Risk Control Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21
GETTING STARTED - THE ACCUMULATION PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .	21
Purchasing a Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22
Tax-Free Section 1035 Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22
Owner . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23
Divorce . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23
Annuitant . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23
Beneficiary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23
Right to Examine . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24
ALLOCATING YOUR PURCHASE PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24
Making Initial and Additional Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24
Investment Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24
Express Portfolios . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25
Allocation of Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25
Thirty Day Period to Discontinue Initial Risk Control Accounts . . . . . . . . . . . . . . . . . . . . . . . . . .	27
Reallocations - Automatic Rebalance Program . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27
Risk Control Account Maturity Date . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29
Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30
VARIABLE SUBACCOUNT OPTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31
Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31
Availability of the Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31
Addition, Deletion, or Substitution of Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32
Frequent Transfers Procedures . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32
Fund Frequent Trading Policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33
Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33
RISK CONTROL ACCOUNT OPTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34
Risk Control Account Period and Crediting Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34
The Indexes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35
Limits on Index Losses and Gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35
Index Annual Return Examples . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36
Bailout Provision . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37
Addition or Substitution of an Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38
CONTRACT VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39
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Variable Subaccount Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39
Risk Control Account Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40
Holding Account Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45
Order of Operations for Contract Anniversary Processing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46
CHARGES AND ADJUSTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46
Contract Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46
Surrender Charge (For Series B Contracts) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	47
Market Value Adjustment (MVA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	48
Underlying Fund Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50
Other Transaction and Administrative Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50
Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	50
Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51
ACCESS TO YOUR MONEY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51
Partial Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51
Systematic Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51
Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52
Right to Defer Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	52
BENEFITS AVAILABLE UNDER THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53
Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	53
Express Portfolios . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55
Automatic Rebalance Program . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	56
Systematic Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	56
INCOME PAYMENTS – THE PAYOUT PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57
Payout Date . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57
Payout Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57
Terms of Income Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57
Electing an Income Payout Option . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57
Income Payout Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	58
FEDERAL INCOME TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64
Important Information about the Indices . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	64
Distribution of the Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66
Authority to Change . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67
Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67
Misstatement of Age or Gender . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67
Conformity with Applicable Laws . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67
Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67
Householding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67
Change of Address . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68
Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68
Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68

APPENDIX A: Investment Options Available under the Contract.............................................	A-1
APPENDIX B: State and Financial Intermediary Variations......................................................	B-1

GLOSSARY

1940 Act – The Investment Company Act of 1940, as amended.
Accumulation Credit – A unit of measure used to calculate Risk Control Account Value.
Accumulation Credit Factor – A dollar value for each Accumulation Credit in a Risk Control Account on a given Business Day.
Accumulation Period – The phase of the Contract that begins on the Contract Issue Date and ends on the
Payout Date, or the date the Contract is terminated if earlier.
Accumulation Unit – A unit of measure used to calculate Variable Subaccount Value.
Accumulation Unit Value – A dollar value for each Accumulation Unit in a Variable Subaccount on a given
Business Day.
Adjusted Index Value – The Closing Index Value adjusted for the Cap or Floor for the current Risk Control
Account Year.
Administrative Office – MEMBERS Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677.
Phone: 1-800-798-5500.
Age – Age as of last birthday.
Allocation Level – Specific levels identified in your Contract for the sole purpose of administering allocation instructions according to the requirements of the Contract.
Annual Free Withdrawal Amount – For Series B Contracts, the amount that can be withdrawn without incurring a Surrender Charge each Contract Year. It is equal to 10% of the Contract Value determined at the beginning of the Contract Year.
Annuitant (Joint Annuitant) – The natural person(s) whose life (or lives) determines the amount of annuity payments under the Contract.
Authorized Request – A signed and dated request that is in Good Order. A request to change your allocation instructions must be signed by all Owners. A request to change a party to the Contract, change the Payout
Date or request a partial withdrawal or full surrender of the Contract must be signed by all Owners and any
Irrevocable Beneficiary or an assignee.
Automatic Rebalance Program – A program to automatically transfer values among the Risk Control
Accounts and/or Variable Subaccounts to achieve the balance of Contract Value equal to the Allocation Levels you requested.
Bailout Rate – A specific rate that applies to the Bailout Provision.
Bailout Provision – If the Cap for your Risk Control Account is set below the Bailout Rate prominently displayed on your Contract Data Page, the Bailout Provision allows you to transfer the Risk Control Account
Value from that Risk Control Account during the 30-day period following the Risk Control Account Anniversary.
A Market Value Adjustment will not apply to such transfer.
Beneficiary – The person(s) (or entity) you named to receive proceeds payable due to the death of the Owner.
Before the Payout Date, if no Beneficiary survives the Owner, we will pay the Death Benefit proceeds to the
Owner’s estate.
Business Day – Any day that the New York Stock Exchange is open for trading. All requests for transactions that are received at our Administrative Office in Good Order on any Business Day prior to market close, generally 4:00 P.M. Eastern Time, will be processed as of the end of that Business Day. However, with respect to a subaccount, no valuation may be made on days that the subaccount’s corresponding fund does not value its shares.
Cap – The maximum annual Index Return the Company will use in calculating interest credited to Risk Control
Account Value for a Risk Control Account Year. The Cap does not reflect deduction of the Contract Fee.
Closing Index Value – The closing value for an Index as of a Business Day.

Company – MEMBERS Life Insurance Company; also referred to as “we”, “our” and “us”.
Contract – The MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked Annuity, an
individual or joint owned, flexible premium deferred variable and index-linked annuity contract issued by
MEMBERS Life Insurance Company.
Contract Anniversary – The same day and month as the Contract Issue Date for each year the Contract remains in force. If a Contract Anniversary does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day but will be effective as of that Contract Anniversary.
Contract Fee – A fee assessed against Contract Value allocated to the Variable Subaccounts and the Risk
Control Accounts. The Contract Fee is shown on your Data Page. The portion of the fee assessed to the
Variable Subaccounts equals a percentage of the average daily value of the assets of the Variable
Subaccounts to which the Variable Subaccount Value is allocated. The portion of the fee assessed to the Risk
Control Accounts equals a percentage of the Accumulation Credit Factor for the Risk Control Account at the
start of a Risk Control Account Year. This fee compensates us for the expenses, expense risk, and mortality risk assumed by us.
Contract Issue Date – The date we use to determine Contract Years and Contract Anniversaries.
Contract Value – The total value of your Contract during the Accumulation Period. All values are calculated as of the end of a Business Day.
Contract Year – Any twelve-month period beginning on the Contract Issue Date or Contract Anniversary and
continuing until the end of the day before the next Contract Anniversary.
Data Page – Pages attached to your Contract that describe certain terms applicable to your specific Contract.
Death Benefit – The Contract Value as of the date Death Benefits are payable. We do not apply the Surrender
Charge or Market Value Adjustment in determining the Death Benefit payable.
Earnings – Your Contract Value minus Purchase Payments not previously withdrawn.
Floor – The minimum annual Index Return the Company will use in calculating interest credited to Risk Control
Account Value for the life of the Contract. The Floor does not reflect deduction of the Contract Fee.
Frequent Transfers Procedures – Policies and procedures that we have adopted to try to protect Owners and the Funds from potentially harmful trading activity.
Fund – Each investment portfolio or any other open-end management investment company or unit investment trust in which a Variable Subaccount invests.
General Account – All of the Company’s assets other than the assets in the Separate Accounts.
Good Order – A request or transaction generally is considered in "Good Order" if we receive it in our
Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information and supporting legal documentation necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good
Order. This information and documentation necessary for a transaction or instruction generally includes,  to the extent applicable:  the completed application or instruction form; your contract number; the transaction amount
(in dollars or percentage terms); the names and allocations to and/or from the Funds and Risk Control
Accounts affected by the requested transaction; the signatures of all Owners (exactly as indicated on the
Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial professional before submitting the form or request.
Holding Account – An account that holds each Purchase Payment pending investment in a Risk Control
Account. The Holding Account cannot be elected as an Investment Option. The Holding Account is part of our
General Account.
Holding Account Value – The value of the Contract in the Holding Account.

Income Payout Option – The choices available under the Contract for payout of your Contract Value.
Index, Indices – The reference index (or indices) we use in determining interest credited to the Risk Control
Account Value.
Index Return – The change in the Index for the current Contract Year, adjusted for the Cap or Floor.
Initial Index Value – The value for the reference Index as of the start of a Risk Control Account Year.
Internal Revenue Code (IRC) – The Internal Revenue Code of 1986, as amended.
Investment Options – The choices available under this Contract for allocation of your Purchase Payment(s)
and Contract Value. Choices include the Risk Control Accounts (“Risk Control Account Option”) and the
Variable Subaccounts (“Variable Subaccount Option”).
Irrevocable Beneficiary – A Beneficiary who has certain rights which cannot be changed unless he or she consents to the change.
Market Value Adjustment – The amount of an adjustment (increase or decrease) that may be applied to a full surrender or partial withdrawal from a Risk Control Account, also referred to as the MVA.
Multiple Source Waiting Period – The maximum period of time we will wait for multiple sources of payment to be received by us prior to allocation to a Risk Control Account. It applies only to the sources of payment indicated on your application. The Multiple Source Waiting Period cannot be longer than six months.
Non-Qualified Contract – An annuity contract that is independent of any formal retirement or pension plan.
Owner – The person(s) (or entity) who owns the Contract and whose death determines the Death Benefit. If there are multiple Owners, each Owner will be a joint Owner of the Contract and all references to Owner will mean joint Owners. The Owner has all rights, title and interest in the Contract. The Owner may exercise all rights and options stated in the Contract, subject to the rights of any Irrevocable Beneficiary or assignee. The
Owner is also referred to as “you” or “your.”
Payee – The person(s) (or entity) who receives income payments during the Payout Period while the Annuitant is living. The Payee is the Owner, unless otherwise designated. A minor cannot be the Payee.
Payout Date – The date the first income payment is paid from the Contract to the Payee.
Payout Period – The phase the Contract is in once income payments begin.
Pro Rata – A method of allocating, withdrawing or transferring values across all Investment Options that is proportional to the Contract Value in each Investment Option.
Proof of Death – Proof of Death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof.
Purchase Payment – Payment(s) made by or on behalf of the Owner for the Contract.
Qualified Contract – An annuity that is part of an individual retirement plan, pension plan or employer-
sponsored retirement program that is qualified for special treatment under the Internal Revenue Code.
Risk Control Account – An interest crediting option to which you may allocate your Contract Value. We credit interest under each Risk Control Account based in part on the performance of a reference Index, subject to a
Cap and Floor. There are two types of Risk Control Accounts, the Secure Account and the Growth Account.
Risk Control Account Anniversary – The same day and month as a Risk Control Account Start Date for each year of a Risk Control Account Period. If a Risk Control Account Anniversary does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day.
Risk Control Account Daily Contract Fee – The Contract Fee divided by the number of days in the Risk
Control Account Year and then multiplied by the Accumulation Credit Factor for the Risk Control Account at the
start of a Risk Control Account Year.
Risk Control Account Maturity Date – The last day of a Risk Control Account Period. If a Risk Control
Account Maturity Date does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day.

Risk Control Account Period – The period that begins on a Risk Control Account Start Date and ends on a
Risk Control Account Maturity Date. Each Risk Control Account Period is five years.
Risk Control Account Start Date – The first day of a Risk Control Account Period. It must be a date that we offer as a Risk Control Account Start Date (as shown on your Contract Data Page). If a Risk Control Account
Start Date does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day.
Risk Control Account Value – The amount of Contract Value in a Risk Control Account.
Risk Control Account Year – Any 12-month period beginning on a Risk Control Account Start Date or Risk
Control Account Anniversary and ending on the next Risk Control Account Anniversary.
SEC – The U.S. Securities and Exchange Commission.
Separate Account – A legally insulated investment account that is maintained separately from our General
Account. The Separate Account established for the variable portion of the Contract is registered under the 1940
Act, while the Separate Account established for the index-linked aspect of the Contract is not registered under the 1940 Act.
Spouse – The person to whom you are legally married. The term Spouse includes the person with whom you have entered into a legally-sanctioned same-sex marriage that grants you the rights, responsibilities, and obligations married couples have in accordance with applicable state laws. Individuals who do not meet the definition of Spouse may have adverse tax consequences when exercising provisions under this Contract.
Additionally, individuals in other arrangements that are not recognized as marriage under the relevant state law will not be treated as married or as Spouses as defined in this Contract for federal tax purposes. Consult with a tax advisor for more information on this subject and before exercising benefits under the Contract.
Surrender Charge – For Series B Contracts, the charge associated with surrendering either some or all of the
Contract Value. Surrender Charges do not apply to Series C Contracts.
Surrender Value – The amount you are entitled to receive if you elect to surrender the Contract during the
Accumulation Period.
Terminally Ill, Terminal Illness – A life expectancy of 12 months or less due to any illness or accident.
Valuation Period – The period beginning at the close of one Business Day and continuing to the close of the next succeeding Business Day.
Variable Separate Account – The Separate Account for the Variable Subaccounts.
Variable Subaccount – A subdivision of the Variable Separate Account, the assets of which are invested in a corresponding Fund.
Variable Subaccount Value – The amount of Contract Value in a Variable Subaccount.

OVERVIEW OF THE CONTRACT

The following is a summary of the key features of the Contract. This summary does not include all of the information you should consider before purchasing a Contract. You should carefully read the entire Prospectus, which contains more detailed information concerning the Contract and the Company, before making an investment decision.
You should speak with a financial professional about the Contract’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. The Company is not an investment adviser and does not provide any investment advice to you in connection with your Contract.
The availability of Variable Subaccounts, Risk Control Accounts, Contract benefits, and other Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.
Purpose
The Contract is an individual or joint owned, flexible premium deferred annuity contract with variable and index-
linked investment options. The Contract is designed primarily for individuals, trusts, and certain retirement plans that qualify for the special federal income tax treatment associated with annuity contracts. Your Contract can help you save for retirement because your Contract Value can earn interest from the Risk Control Accounts and/or gains from the Variable Subaccounts on a tax-deferred basis, and you can later elect to receive retirement income for life or a period of years. You generally will not pay taxes on your earnings until you withdraw them.
The Contract is designed for long-term investors and is not intended for someone who needs ready access to cash.
Contract Series
The Contract offers two series:  Series B and Series C. The primary difference between the two series is that
Series B Contracts are subject to a Surrender Charge and Series C Contracts are not. Series B Contracts have a Nursing Home and Hospital/Terminal Illness benefit, which provides for a waiver of the Surrender Charge if its conditions are met. The amount of the Contract Fee for Series B and Series C Contracts differs, with Series C
Contracts subject to a higher Contract Fee. Series B Contracts were no longer available for purchase beginning
January 1, 2021. For Owners who purchased Series B Contracts before January 1, 2021, your rights and obligations under your Series B Contract remain unchanged.  Series C Contracts were no longer available for purchase beginning May 1, 2022. For Owners who purchased Series C Contracts before May 1, 2022, your rights and obligations under your Series C Contract remain unchanged.
Contract Periods
There are two periods to your Contract: an Accumulation Period and a Payout Period.
Accumulation Period. The Accumulation Period begins on the Contract Issue Date and continues until the
Payout Date. During the Accumulation Period, you allocate your Purchase Payments and Contract Value to the
Variable Subaccounts and/or the Risk Control Accounts. Each of these types of Investment Options is briefly described below. Additional information about each Investment Option is provided in Appendix A.
Payout Period. The Payout Period begins on the Payout Date and continues while income payments are paid.
During the Payout Period, you can elect to receive income payments by applying Contract Value to the income options offered in your Contract. When the Payout Period begins, you will no longer be able to make withdrawals. The Death Benefit terminates when the Contract Value is applied to an Income Payout Option.
Investment Options
Your Purchase Payments will be allocated according to your allocation instructions on file with us for the applicable Allocation Levels. See "Allocating Your Purchase Payments" for more details. There are four
Allocation Levels, among which you may allocate your Purchase Payment(s) and Contract Value:  Level C
(Contract Allocation Level), Level V (Variable Subaccount Allocation Level), Level I (Index Allocation Level), and
Level R (Risk Control Allocation Level).

Investment Options
Level C	Level V or Level I	Level R	Crediting Strategy*
Variable Subaccounts	See Appendix A	N/A	N/A
Risk Control Accounts	S&P 500 Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
	MSCI EAFE Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
*The Floor will not change during the life of your Contract. In return for accepting some risk of loss to your Risk Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure Account. We set the Cap each year for the next Contract Year. The Cap will always be at least 1%.
During the life of your Contract, an Allocation Option with a Floor of 0% will always be available. Otherwise, we may add, change, or discontinue Allocation Options, including Indices and Funds underlying the
Variable Subaccounts from time to time as described in this Prospectus. The remaining Allocation
Options may have terms that are unacceptable to you and may not provide any protection from losses, which could result in the loss of the entire amount of your Contract Value.
Variable Subaccounts. Each Variable Subaccount invests its assets solely in the shares or units of a designated underlying Fund. For each Variable Subaccount, the Accumulation Unit Value increases or decreases at the end of each Business Day to reflect the investment performance of the corresponding underlying Fund, including deductions for underlying Fund fees and expenses. Depending on the performance of the Funds underlying the Variable Subaccounts you select, you could lose money. You bear the entire investment risk of any amounts you allocate to the Variable Subaccounts. You should read the Fund prospectuses carefully before investing, which can be found online at https://www.trustage.com/regulatory-
documents. You can also request this information at no cost by calling 1-800-798-5500 or by emailing
AnnuityAndPRTManagersMail@trustage.com.
Risk Control Accounts. The portion of Contract Value allocated to a Risk Control Account is credited with positive or negative interest based in part on the investment performance of an external Index (currently, the
S&P 500 Index or the MSCI EAFE Index), subject to a Cap and Floor unique to each Risk Control Account. For each Risk Control Account, we credit positive or negative interest at the end of each Risk Control Account Year during the five-year Risk Control Account Period by comparing the change in the Index from each Risk Control
Account Anniversary (the first day of the Risk Control Account Year) to the last day of the current Risk Control
Account Year, adjusted for the Cap or Floor. When funds are withdrawn from a Risk Control Account prior to the
Risk Control Account Anniversary, Index interest is calculated up to the date of withdrawal.
The Indices can go up or down based on the prices of the securities that comprise the reference Index.
Neither Index includes dividends paid on the securities comprising the Index and therefore does not reflect the full investment performance of the underlying securities. Because Index interest is calculated at a single point in time (on each Risk Control Account Anniversary), you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Risk Control Account
Period. You could lose a significant amount of money if the Index declines in value.
Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. The Floors may provide protection by limiting the amount of negative Index interest credited to you for negative Index performance, but the Caps may limit the amount of interest you can earn from positive Index performance. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control Account that is available to you.
•The Floor is the maximum amount of negative Index interest that we will credit you at the end of a Risk
Control Account Year. This rate will not change during the life of your Contract. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor. For example, if the reference Index performance is -25% and the Floor is -10%, we will credit -10% in interest at the end of the Risk Control Account Year, meaning your Risk Control Account Value will decrease by 10% due to negative Index performance. The Secure Account provides the most protection from negative investment performance. The Secure Account has a Floor of 0%, which means that negative Index performance will not reduce your Risk Control Account Value. The Growth
Account has a Floor of -10%, which means that negative Index performance could reduce your Risk
Control Account Value by up to 10% each year. It is possible that you will not earn any interest in a
Risk Control Account or that we may credit negative interest to the Growth Account. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10%
(with a Floor of -10%) each Risk Control Account Year due to negative Index performance. The
Floor does not limit losses from the Contract Fee, Surrender Charge (for Series B Contracts), Market
Value Adjustment, or taxes.
•The Cap is the maximum amount of positive Index interest that we will credit you at the end of a Risk
Control Account Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap. For example, if the reference Index performance is 12% and the Cap is 4%, we will credit 4% in interest at the end of the Risk Control Account Year, meaning your Risk Control
Account Value will increase by 4% due to positive Index performance. In return for accepting some risk of loss to your Contract Value allocated to the Growth Account, the Cap declared for the Growth
Account will be higher than the Cap declared for the Secure Account for the same period and reference
Index, which allows the potential for greater increases to your Risk Control Value allocated to the
Growth Account. For each Risk Control Account, we set a Cap for the first Risk Control Account Year, which is made available at least two weeks in advance of the Risk Control Account Start Date. We may set a new Cap prior to each Risk Control Account Anniversary for the subsequent Risk Control Account
Year and will send you written notice at least two weeks prior to the Risk Control Account Anniversary.
The minimum Cap is 1%, and Caps will range between 1% and 75%. With the Cap, you may receive only a portion of any positive Index performance.
Your Risk Control Account Value must remain in a Risk Control Account for the entire Risk Control Account
Period (five years). To avoid the imposition of a Market Value Adjustment, withdrawals should only be made on the Risk Control Account Maturity Date (the last day of the 5-year period). Additionally, for Series B Contracts, a
Surrender Charge may apply to withdrawals during the five years following the allocation of a Purchase
Payment.
The same Index will generally be used for each Risk Control Account for the duration of the Risk Control
Account Period. However, if the publication of an Index is discontinued, or calculation of the Index is materially changed, we will substitute a suitable Index that will be used for the remainder of the Risk Control Account
Period and will notify you of the change in advance. If we substitute an Index, the performance of the new
Index may differ from the original Index, which may, in turn, affect the Index interest credited and your Contract
Value.

Withdrawal Options and Market Value Adjustment
This Contract may not be appropriate for you if you intend to take partial withdrawals or surrender your
Contract. However, the Contract offers the following liquidity features during the Accumulation Period. See
"Access to Your Money" for more details.
•Annual Free Withdrawal Amount – For Series B Contracts, each Contract Year, you may withdraw up to
10% of the total Purchase Payments allocated in the five years preceding the withdrawal for that
Contract Year without incurring a Surrender Charge. If the withdrawal is taken from a Risk Control
Account, a Market Value Adjustment may apply. (Surrender Charges, and therefore the Annual Free
Withdrawal Amount, do not apply to Series C Contracts.)
•Systematic Withdrawals – If elected at the time of the application or requested at any other time by
Authorized Request, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you. Surrender Charges (for Series B
Contracts) and a Market Value Adjustment may apply. Although the Contract permits such withdrawals from the Risk Control Accounts before the end of the term, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
•Partial Withdrawals – You may make partial withdrawals during the Accumulation Period by Authorized
Request, but a withdrawal of Risk Control Account Value is not permitted while there is Variable
Subaccount Value. Any applicable Surrender Charge and/or Market Value Adjustment will affect the amount available for a partial withdrawal.
•Full Surrender – You may surrender your Contract during the Accumulation Period by Authorized
Request. Upon full surrender, a Surrender Charge (for Series B Contracts) and/or a Market Value
Adjustment may apply.
Additionally, withdrawals from Risk Control Accounts prior to the Risk Control Account Maturity Date will be subject to a Market Value Adjustment, which may be positive or negative and could result in the loss of principal and previously credited interest. A negative Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal. It is possible in extreme circumstances to lose up to
100% of your principal and previously credited interest due to the Market Value Adjustment, regardless of the Risk Control Account to which you allocated Contract Value. For Series B Contracts, withdrawals and surrenders may also be subject to a Surrender Charge. Withdrawals and surrenders are subject to income taxes, and if taken before the Owner is age 59½, a 10% additional tax may apply.
Other Contract Features
Purchase Payments. You may purchase the Contract with an initial Purchase Payment of at least $5,000.
Additional Purchase Payments can be made during the Accumulation Period, subject to certain restrictions, but are not required. We reserve the right in our sole discretion to refuse additional Purchase Payments and to limit the amount and frequency of additional Purchase Payments under the Contract or that may be allocated to the
Risk Control Accounts at any time. See "Allocating Your Purchase Payments" for more details.
Express Portfolios. Rather than choosing amounts to be directed to particular Allocation Levels, you can select one of three asset allocation portfolios or “Express Portfolios” we make available. At the time you purchase the Contract, you may elect to allocate all of your Purchase Payments according to one of the
Express Portfolios. Each Express Portfolio employs different investment styles and allocates Purchase
Payments among the Variable Subaccounts and Risk Control Accounts to match a specified level of risk tolerance (e.g., conservative, moderate and aggressive). See "Allocating Your Purchase Payments - Express
Portfolios" for more details.
Automatic Rebalance Program. The Automatic Rebalance Program, which applies to all Contracts and may not be terminated, automatically transfers values between Risk Control Accounts and/or Variable Subaccounts to return your Contract Values to the Allocation Levels on file with us. Transfers that occur pursuant to the

Automatic Rebalance Program will not count towards the number of transfers allowed in a Contract Year without incurring a transfer fee. Rebalancing occurs at set intervals depending on Allocation Level, subject to certain conditions. See "Allocating Your Purchase Payments - Reallocations - Automatic Rebalance Program"
for more details.
Bailout Provision. If the Cap for your Risk Control Account is set below the Bailout Rate specified on your
Data Page for that Risk Control Account, the Bailout Provision allows you to transfer the Risk Control Account
Value from that Risk Control Account during the 30-day period following the Risk Control Account Anniversary by Authorized Request without the application of a Market Value Adjustment. If the Cap for your Risk Control
Account is less than the Bailout Rate, we may at our discretion restrict transfers into that Risk Control Account.
See “Risk Control Account Option – Bailout Provision” for more details.
Death Benefit. The Contract provides a Death Benefit if the Owner dies during the Accumulation Period. The
Death Benefit is equal to the Contract Value as of the date Death Benefits are payable. We do not apply the
Surrender Charge or Market Value Adjustment in determining the Death Benefit payable. See “Benefits
Available under the Contract - Death Benefit” for more details.
Income Payout Options. You have several income options to choose from during the Payout Period. Income payments will start on the Payout Date and continue based on the option you elect. See “Income Payments -
The Payout Period” for more details.
Please call your financial professional or the Company at 1-800-798-5500 if you have questions about how your Contract works.

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE MEMBERS® HORIZON ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. For Series B Contracts, if you withdraw money from your
Contract during the five years following allocation of a
Purchase Payment, you may pay a Surrender Charge of up to
9% of the Purchase Payment withdrawn in excess of the
Annual Free Withdrawal Amount. For example, if you were to
surrender your Contract during the first Contract Year, you
could pay a surrender charge of up to $8,100 on a $100,000
investment. This loss will be greater if there is a negative
Market Value Adjustment, income taxes, or an additional tax.
Surrender Charges do not apply to Series C Contracts.
For  both Series B and Series C Contracts, withdrawals and
surrenders from Risk Control Accounts prior to the Risk
Control Account Maturity Date will be subject to a Market
Value Adjustment, which may be positive or negative. In
extreme circumstances, you could lose up to 100% of your
principal and previously credited interest if you take a
withdrawal or surrender your Contract, as a result of the
Market Value Adjustment. For example, if you allocate
$100,000 to a Risk Control Account and withdraw the entire
amount before the Risk Control Account Maturity Date, you
could lose all of your $100,000 investment.
Fee Table Charges and Adjustments
Are There Transaction Charges?
Yes. In addition to Surrender Charges (for Series B Contracts)
and a Market Value Adjustment, you may also be charged for
other transactions, such as transfers, wire transfers, use of express mail, providing a duplicate contract, and information previously provided to you that requires research on our part.
Fee Table Charges and Adjustments

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that
you may pay each year, depending on the investment options
you choose.
There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains, which is not reflected in the
tables below. This means your returns may be lower than the
Index's returns; however, in exchange for accepting a Cap on
Index gains, you receive some protection from Index losses
through the Floor.
Please refer to your Data Page for information about the
specific fees you will pay each year based on the options you have elected.
				Fee Table Charges and Adjustments
	Series B Contracts
	Annual Fee	Minimum	Maximum
	Contract Fee (1)	1.50%	1.50%
	Fund Fees and Expenses(2)	0.13%	3.23%

	Series C Contracts
	Annual Fee	Minimum	Maximum
	Contract Fee (1)	1.75%	1.75%
	Fund Fees and Expenses(2)	0.13%	3.23%
(1)As a percentage of average daily Variable Subaccount Value and as a percentage of the Risk Control Account Value at the start of the Risk
Control Account Year, adjusted for any withdrawals. We do not assess a
Contract Fee against Contract Value held in the Holding Account.
(2)As a percentage of Fund assets.
Because your Contract is customizable, the choices you make
affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current
charges. This estimate assumes that you do not take
withdrawals from the Contract, which could add
Surrender Charges (for Series B Contracts) and a
negative Market Value Adjustment that substantially
increase costs.

	Lowest Annual Cost Series B Contracts: $1,364 Series C Contracts: $1,572	Highest Annual Cost Series B Contracts: $3,698 Series C Contracts: $3,849
	Assumes: •$100,000 investment •5% annual appreciation •Least expensive combination of Fund fees and expenses •No additional purchase payments, transfers or withdrawals	Assumes: •$100,000 investment •5% annual appreciation •Most expensive combination of Fund fees and expenses •No additional purchase payments, transfers or withdrawals

RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest. You bear the entire investment risk of any amounts you allocate to the Variable Subaccounts. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of -10%) each Risk Control Account Year due to negative Index performance.
During the life of your Contract, an Allocation Option with a
Floor of 0% will always be available. Otherwise, we may add, change, or discontinue Allocation Options, including
Indices and Funds underlying the Variable Subaccounts
from time to time as described in this Prospectus. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from losses, which could result in the loss of the entire
amount of your Contract Value.
Principal Risks of Investing in the Contract
Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender
Charge (for Series B Contracts), a Market Value Adjustment
(which may be positive or negative) and federal and state
income taxes, and, if taken before age 59½, a 10% additional tax.
During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Variable Subaccounts at the end of specific
periods based on your most recent allocation instructions that we have on file.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Investment Options available under the
Contract. Each Investment Option, including the Holding
Account, the Risk Control Accounts, and the Variable
Subaccounts, has its own unique risks. You should review the
Investment Options carefully before making an investment
decision.
With respect to the Risk Control Accounts, the Cap will limit positive Index returns. For example, if the Index performance for a Risk Control Account Year is 12%, and the Cap is 4%, we
will credit 4% in interest at the end of that Risk Control
Account Year. You may earn less than the Index performance
as a result. The Floor will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and
the Floor for the Growth Account is -10%, we will credit -10%
at the end of the Risk Control Account Year.
Each Index is a "price return index." Therefore, performance of the relevant Index does not reflect dividends paid on the securities comprising the Index. This will reduce Index
performance and will cause the Index to underperform a direct investment in the underlying securities.
Principal Risks of Investing in the Contract Variable Subaccount Option Risk Control Account Option Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Holding
Account and the Risk Control Accounts), guarantees (such as
the Death Benefit), or benefits are subject to the Company's claims-paying ability. More information about the Company,
including its financial strength ratings, is available upon
request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes, as described below there are restrictions on certain
features of Purchase Payments, allocations, transfers,
withdrawals, and investment option features.
The availability of Variable Subaccounts, Risk Control
Accounts, Contract benefits, and other Contract features
described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Appendix A Appendix B

Purchase Payments and Allocations. We may refuse or
limit the amount and frequency of additional Purchase
Payments and the amount and frequency of allocations to the
Risk Control Accounts.
The Risk Control Account investment options are not available within five years of the Payout Date.
Subaccounts that invest in certain Funds may no longer be
available for new investments, as identified in Appendix A.
Allocating Your Purchase Payments Risk Control Account Option Appendix A

Allocations, Transfers, and Withdrawals. Only one Risk
Control Account Period can be in force at any time. Once you have established a Risk Control Account, you may not allocate your subsequent Purchase Payments or make transfers to a
new Risk Control Account until the existing Risk Control
Account matures at the end of five years. You may not allocate subsequent Purchase Payments to existing Risk Control
Accounts (other than during 30 days prior to the Risk Control
Account Maturity Date).
Contract Value in the Holding Account cannot be transferred to the Variable Subaccounts. Contract Value in the Risk Control
Accounts can only be transferred to the Variable Subaccount
options on the Risk Control Account Maturity Date.
Partial withdrawals from the Risk Control Accounts are not
permitted while there is Variable Subaccount Value, except for withdrawals from the Risk Control Accounts on the Risk
Control Account Maturity Date (the end of each five-year Risk
Control Account Period).
We reserve the right, at our discretion, to restrict transfers into the Risk Control Account if the Cap for your Risk Control
Account is less than the rate specified in the Bailout Provision
(as shown on your Contract Data Page).
Allocating Your Purchase Payments Risk Control Account Option

Changes to Investment Options and Features. For each
Risk Control Account, we set a Cap for the first Risk Control
Account Year, which is made available at least two weeks in
advance of the Risk Control Account Start Date. We may set a new Cap prior to each Risk Control Account Anniversary for
the subsequent Risk Control Account Year and will send you
written notice at least two weeks prior to the Risk Control
Account Anniversary. The Caps will always be a minimum of
1%.
During the life of your Contract, an Allocation Option with a
Floor of 0% will always be available. Otherwise, we may add, change, or discontinue Allocation Options, including
Indices and Funds underlying the Variable Subaccounts
from time to time as described in this Prospectus. The
remaining Allocation Options may have terms that are
unacceptable to you and may not provide any protection
from losses, which could result in the loss of the entire
amount of your Contract Value.
If there is a delay between the date we remove the Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
Risk Control Account Option Variable Subaccount Option

Are There any Restrictions on Contract Benefits?
Yes. Express Portfolios are only available at the time of
purchase, and you must allocate all of your Purchase
Payment to your selected Express Portfolio.
Systematic Withdrawals may be taken on a monthly, quarterly, semi-annual, or annual basis. The withdrawals must be at
least $100 each. Unless taken to satisfy required minimum
distributions, a Market Value Adjustment may be applied to
Systematic Withdrawals taken from a Risk Control Account. If the Systematic Withdrawal exceeds the 10% Annual Free
Withdrawal Amount, a Surrender Charge (for Series B
Contracts) may also apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the
Contract are subject to ordinary income tax, and may be
subject to a 10% additional tax if taken before age 59½.
Federal Income Tax Matters
CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You should
ask your investment professional for additional information
about the compensation he or she receives in connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than
continue to own your existing contract. Some investment
professionals may have a financial incentive to offer you a
new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract.
Please refer to your Contract Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, transfer Contract
Value between Investment Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge - Series B Contracts Only (as a percentage of Purchase Payment surrendered or withdrawn)(1)	9%
Transfer Fee(2)	$25
Research Fee	$50
Wire Transfer Fee	$90
Express Mail Charge	$35
Duplicate Contract Charge (per duplicate Contract)	$30
(1)For Series B Contracts, if you surrender your Contract or make a partial withdrawal during the Accumulation Period, we may assess a
Surrender Charge on Purchase Payments withdrawn during the five years following Purchase Payment allocation. We do not assess a surrender charge on the Annual Free Withdrawal Amount, withdrawals under the Nursing Home or Hospital/Terminal Illness waiver, required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program and Risk
Control Account Value withdrawn on a Risk Control Account Maturity Date. No Surrender Charge is assessed on death or when values are applied on an Income Payout Option. For information about the Surrender Charge, see “Charges and Adjustments – Surrender
Charge.” Surrender Charges do not apply to Series C Contracts.
(2)Currently no fee is charged for transfers between the Risk Control Accounts and/or Variable Subaccounts. However, we reserve the right to impose a transfer fee of $25 per transfer after the first twelve transfers in a Contract Year.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Investment Option or from the Contract before the expiration of a specified period.

Adjustments	Charge
Market Value Adjustment Maximum Potential Loss (as a percentage of Risk Control Account Value surrendered or withdrawn)(1)	100%
(1)The Market Value Adjustment may be positive or negative, increasing or decreasing the amount you receive from a partial withdrawal or surrender of value allocated to the Risk Control Accounts.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Series B	Series C
Base Contract Expenses (as a percentage of average daily Variable Subaccount Value or as a percentage of beginning of Risk Control Account Year Risk Control Account Value, adjusted for any withdrawals)(1)	1.50%	1.75%
(1)Base Contract Expenses includes the Contract Fee. The Contract Fee is assessed against the Contract Value held in the Variable
Subaccounts and Risk Control Accounts. We do not assess a Contract Fee against Contract Value held in the Holding Account. For information about the Contract Fee, see “Charges and Adjustments – Contract Fee.”
In addition to the fees described above, the Cap limits the amount you can earn with respect to each
Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. The Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the
Contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses (As of 12/31/25)	Minimum	Maximum
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	3.23%
Annual Fund Expenses After Expense Reimbursements or Fee Waivers(1)	0.13%	3.04%
(1)The annual fund expenses after expense reimbursements or fee waivers shows the minimum and maximum fees and expenses as of
December 31, 2025, charged by the Funds after contractual reductions or expense reimbursements are considered. These contractual reductions or expense reimbursements are intended to reduce the overall expense of the Investment Options and will continue for at least one year from the date of this prospectus.
Example
This Example is intended to help you compare the cost of investing in the Variable Subaccounts with the cost of investing in other annuity contracts that offer variable options. These costs include the
Transaction Expenses, the Annual Contract Expenses, and the Annual Fund Expenses. These
Examples do not reflect charges for any special services you may request.
The Example assumes that all Contract Value is allocated to the Variable Subaccounts. The Example does not reflect any Market Value Adjustment. Your costs could differ from those shown below if you invest in the Risk Control Accounts.
The Example assumes you own a Series B Contract with a 1.50% Contract Fee, that you invest $100,000 in the Variable Subaccounts for the time periods indicated, and that your investment has a 5% return each year. The Example also assumes (i) the maximum Annual Fund Expenses; and (ii) there is no waiver of any Surrender Charge. The Example does not include transfer fees or premium taxes, which are not currently charged to Contract holders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$12,836	$20,548	$23,810	$47,943
If you do not surrender your Contract	$4,736	$14,248	$23,810	$47,943

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Market Risk. The historical performance of a reference Index or underlying Fund should not be taken as an indication of the future performance of the Index or the Fund. Index and Fund performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Investment Option has broad risks that apply to all funds and indices, such as market risk, as well as specific risks of investing in particular types of securities.

Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
Variable Subaccount Market Risk. Your investment results in a Variable Subaccount will depend on the investment performance of the underlying Fund. The Variable Subaccounts are not part of the Risk Control
Accounts and are not protected from losses. You could lose all of your principal and prior earnings when investing in the Variable Subaccounts, and such losses could be significant.
Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your Risk Control
Account Value for a prolonged period. In addition to the general market risks described above, the reference
Indexes are subject to the following specific risks:
•The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The MSCI EAFE Price Return Index is designed to follow the performance of large- and mid-
capitalization companies across 21 developed markets around the world excluding the U.S. and
Canada. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. Securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your Risk
Control Account Value, depending on the Risk Control Account to which you allocated your Contract Value. If your Risk Control Account Value is allocated to the Growth Account, you assume the risk of negative Index performance (crediting negative Index interest) up to the -10% Floor, which means your Risk Control Account
Value allocated to the Growth Account could decline up to 10% each year due to negative Index performance.
During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each Risk Control Account that is available to you.
Liquidity and Withdrawal Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take withdrawals or surrender the Contract in the short-
term.
The Contract Fee, Surrender Charge (for Series B Contracts), Market Value Adjustment, and federal income taxes could significantly reduce the values under the Contract and the amount you receive from any withdrawals or a surrender, which may also be subject to additional taxes.
•Surrender Charge Risk: For Series B Contracts, if you surrender your Contract or take a partial withdrawal during the five years following allocation of a Purchase Payment, you may pay a Surrender
Charge of up to 9% of the Purchase Payment being surrendered or withdrawn that is in excess of the
Annual Free Withdrawal Amount. Surrender Charges do not apply to Series C Contracts.
•Market Value Adjustment Risk:  During the Accumulation Period, if you surrender your Contract or take a partial withdrawal from a Risk Control Account on any day other than its Risk Control Account
Maturity Date, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn. A negative Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal. Please note that in certain interest rate environments, a negative Market Value Adjustment could reduce the amount received to less than the protection provided by the Floor. It is possible in extreme circumstances to lose up to 100% of your principal and previously credited interest due to the Market Value Adjustment, regardless of the Risk
Control Account to which you allocated Contract Value.
•Future Returns Risk:  Only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, in the future.
•Tax Risks:  Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
We may defer payments made under your Contract with respect to a Risk Control Account and/or the Holding
Account for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral. In addition, we may postpone payments made under this Contract with respect to a
Variable Subaccount as permitted by the SEC.
Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
•You assume the risk that the Cap can be reduced to as little as 1%. If the Index performance  is greater than the applicable Cap, the Index interest that you receive will be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
•You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions. Performance of the relevant Index does not reflect dividends paid on the securities comprising the Index, and therefore calculation of Index performance under the Contract does not reflect the full Investment performance of the underlying securities.
•Because the Index interest is calculated at a certain point-in-time, an Owner may experience negative or flat performance even though a reference Index experienced gains through some or most of the Risk
Control Account Year.
Risk That We May Eliminate or Change an Investment Option. There is no guarantee that any Investment
Option (or its Index or Fund) will be available during the entire time you own your Contract. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available. Otherwise, we may add, change, or discontinue Allocation Options, including Indices and Funds underlying the Variable
Subaccounts from time to time as described in this Prospectus. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from losses, which could result in the loss of the entire amount of your Contract Value.
If an Index is eliminated or materially changed, the Company may substitute a suitable Index that will be used for the remainder of the Risk Control Account Period. If we substitute an Index, the performance of the new
Index may differ from the original Index. This, in turn, may affect the interest credited to the Risk Control
Account and the interest you earn under the Contract. If a change in an Index is made during a Risk Control
Account Year, Index interest will be calculated from the Risk Control Account Start Date until the date that the
Index ceased to be available and that Index interest will be added to or subtracted from the Index interest calculated for the substitute Index from the date of substitution until the next Risk Control Account Anniversary.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index interest.

An Investment Option change may negatively affect interest credited and your resulting Contract Value, as well as how you want to allocate Contract Value between available Investment Options. If we eliminate an
Investment Option or eliminate or substitute an Index or Fund, and you do not wish to allocate your Contract
Value to the Investment Options available under the Contract, you may surrender your Contract, but you may be subject to a Surrender Charge (for Series B Contracts) and an MVA, which may result in a loss of principal and credited Index interest. A surrender of the Contract may also be subject to income taxes and a 10%
additional tax.
Purchase Payments and Risk Control Account Allocation Restrictions. We may refuse or limit the amount and frequency of additional Purchase Payments and the amount and frequency of allocations to the Risk
Control Accounts. If we exercise this right it will limit your ability to make further investments in the Contract and increase Contract Values and the Death Benefit through additional Purchase Payments. At any time the Cap for your Risk Control Account is less than the Bailout Rate, we may, at our discretion, restrict transfers into that
Risk Control Account. See “Risk Control Account Option – Bailout Provision” for more details.
Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the
Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage Services, Inc. ("CBSI"), the Funds and
intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-
attacks may interfere with our processing of Contract transactions, including the processing of orders with the
Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, the Funds and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Indexes or in which the Funds invest, which may cause the reference Indexes or Funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the  Russian invasion of Ukraine and the responses by the
United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, the Funds or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities. Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index or in which the Funds invest, which may cause the reference Indexes or the Funds underlying your Contract to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

THE INSURANCE COMPANY AND SEPARATE ACCOUNTS

MEMBERS Life Insurance Company
The name of the Company is MEMBERS Life Insurance Company. You may write us at 2000 Heritage Way,
Waverly, Iowa 50677 9202, or call us at 1-800-798-5500. The Company is responsible for all guarantees provided under the Contract, including our obligations under the Holding Account and the Risk Control
Accounts, the Death Benefit, and the Income Payout Options. Our General Account assets support these guarantees. The assets of our General Account are subject to our general liabilities from business operations and the claims of our creditors. Accordingly, any obligations, guarantees or benefits are subject to our financial strength and claims-paying ability. You may obtain information on our financial condition by reviewing our financial statements. You may also call 1-800-798-5500 for more information about us, including our financial strength ratings.
We are a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). We were formed by
CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the State of Wisconsin.
The Company’s name was changed to its current name on January 1, 1993. We re-domiciled from Wisconsin to Iowa on May 3, 2007. Currently, we have no employees. The Company issues Index-linked and variable annuity contracts, which account for all the new product sales of the Company. The Company also services previously existing blocks of annuities and individual and group life policies.
CMFG Life is a stock insurance company organized on May 20, 1935 and domiciled in Iowa. CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliates currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of TruStage Financial Group, Inc. (f/k/a CUNA Mutual Financial
Group, Inc.), which is a wholly-owned subsidiary of CUNA Mutual Holding Company (“CM Holding”), a mutual holding company organized under the laws of the State of Iowa.
CMFG Life provides significant services required to conduct our operations. Under a Cost Sharing,
Procurement, Disbursement, Billing and Collection Agreement, CMFG Life performs certain administrative functions related to procurement, disbursement, billing and collection and services, agent licensing, payment of commissions, actuarial services, annuity policy issuance and service, accounting and financial compliance, market conduct, general and informational services and marketing, and provides certain resources and personnel to us. We share office space with CMFG Life in Madison, Wisconsin and Waverly, Iowa. Expenses
associated with the facilities are allocated to us through the Amended and Restated Expense Sharing
Agreement that we entered into with CMFG Life on January 1, 2015.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of
1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act with respect to registered non-
variable insurance contracts (such as index-linked investment options) that we issue.
The Variable Separate Account
The Variable Separate Account is a segregated investment account to which we allocate certain assets and liabilities attributable to those variable annuity contracts that offer Variable Subaccounts. The Variable Separate
Account is registered with the SEC as a unit investment trust under the 1940 Act and was formed on June 8,
2015. We own the assets of the Variable Separate Account and value the assets of the Variable Separate

Account each Business Day. The obligations under the Contracts, including obligations related to the Variable
Separate Account, are obligations of the Company.
The portion of the assets of the Variable Separate Account equal to the reserves and other liabilities of the
Contracts supported by the Variable Separate Account will not be charged with liabilities arising from any other business that we may conduct. We have the right to transfer to our General Account any assets of the Variable
Separate Account that are in excess of such reserves and other Contract liabilities. The income, gains and losses, realized or unrealized, from the assets allocated to the Variable Separate Account will be credited to or charged against the Variable Separate Account, without regard to our other income, gains or losses.
The Variable Separate Account is divided into Variable Subaccounts. Each Variable Subaccount invests its assets solely in the shares or units of designated Funds of underlying investment companies. Purchase
Payments allocated and transfers to a Variable Subaccount are invested in the Fund supporting that Variable
Subaccount.
Subject to obtaining approval or consent required by applicable law, we reserve the right to:
•Combine the Variable Separate Account with any other variable separate accounts that are also registered as unit investment trusts under the 1940 Act;
•Eliminate or combine any Variable Subaccounts and transfer the assets of any Variable Subaccount to any other Variable Subaccount;
•Close certain Variable Subaccounts to the allocation of Purchase Payments or transfer of Contract
Value;
•Deregister the Variable Separate Account under the 1940 Act if such registration is no longer required;
•Operate the Variable Separate Account as a management investment company under the 1940 Act
(including managing the Variable Separate Account under the direction of a committee) or in any other form permitted by law;
•Restrict or eliminate any voting rights of Owners or other persons having such rights as to the Variable
Separate Account; and
•Make any other changes to the Variable Separate Account or its operations as may be required by the
1940 Act or other applicable law or regulations.
In the event of any substitution or other change, we may make changes to the Contract as may be necessary or appropriate to reflect such substitution or other change.
The Risk Control Separate Account
The Risk Control Separate Account is a non-registered Separate Account in which we hold reserves for our guarantees attributable to annuity contracts that offer Risk Control Accounts. The assets in the Risk Control
Separate Account equal to the reserves and other liabilities of the Contract supported by the Risk Control
Separate Account are not chargeable with liabilities arising out of any other business that we conduct. We have the right to transfer to our General Account any assets of the Risk Control Separate Account that are in excess of such reserves and other Contract liabilities. Our General Account assets are also available to meet the guarantees under the Contract, including the Risk Control Accounts, as well as our other general obligations.
The guarantees in this Contract are subject to the Company’s financial strength and claims-paying ability.

GETTING STARTED - THE ACCUMULATION PERIOD

The Prospectus describes all material rights, benefits and obligations under the Contract. The availability of
Variable Subaccounts, Risk Control Accounts, Contract benefits, and other Contract features described in this

Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. See
Appendix B.
Purchasing a Contract
We offer the Contract to individuals, certain individual retirement plans, and other entities. To purchase a
Contract, you and the Annuitant must be no older than age 85.
The Contract is sold through financial professionals. To start the purchase process, you must submit an application to your financial professional. The initial Purchase Payment must either be paid at the Company’s
Administrative Office or delivered to your financial professional. Your financial professional will then forward your completed application and Purchase Payment (if applicable) to us. The selling firm’s determination of whether the Contract is suitable for you may delay our receipt of your application. Any such delays will affect when we issue your Contract.
If the application is not properly completed, we may retain the Purchase Payment while we attempt to complete the application as follows:
•Pursuant to your specific consent, including without limitation, any consent you provide in the application; or
•Absent such consent, for up to five Business Days. If the application is not complete at the end of the
5-day period, we will inform you of the reason for the delay, and the initial Purchase Payment will be returned immediately.
After we receive a completed application, initial Purchase Payment, and all other necessary information in
Good Order, we will begin the process of issuing the Contract. The initial Purchase Payment, if any, will be allocated as described under "ALLOCATING YOUR PURCHASE PAYMENTS".
IMPORTANT:  You may use the Contract with certain tax qualified retirement plans (“IRA”). The
Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this Contract through a qualified retirement plan, you should consider purchasing the
Contract for its other features and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.
If mandated by applicable law, including Federal laws designed to counter terrorism and prevent money laundering, we may be required to reject your Purchase Payment. We may also be required to provide additional information about you or your Contract to government regulators. In addition, we may be required to block an Owner’s Contract and thereby refuse to honor any request for transfers, partial withdrawals, surrender, income payments, and Death Benefit payments, until instructions are received from the appropriate government regulator.
Tax-Free Section 1035 Exchanges
You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully.
Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge or negative market value adjustment on the existing contract. If the exchange does not qualify for Section 1035 tax treatment, you may have to pay federal income tax and a possible additional tax on your old contract. There will be a new Surrender Charge period for this Contract (for Series B Contracts), other charges may be higher (or lower), and the benefits may be different. There may be delays in our processing of the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. In general, the person selling you this Contract will earn a commission from us.

Owner
The Owner is the person(s) (or entity) who own(s) the Contract and, in the case of a natural person(s), whose death determines the Death Benefit. The Owner is also the person(s) (or entity) who receives income payments during the Payout Period while the Annuitant is living. A non-natural person cannot jointly own a Contract.
The Owner names the Annuitant or Joint Annuitants. All rights under the Contract may be exercised by the
Owner, subject to the rights of any other Owner and any Irrevocable Beneficiary. Assignment of the Contract by
the Owner is not permitted, unless the state in which the Contract is issued requires us to provide the Owner the right to assign the Contract, as identified in Appendix B. In that case, the Owner must provide us with advance Written Notice of the assignment, and the assignment is subject to our approval, unless those requirements are inconsistent with the law of the state in which the Contract is issued.
The Owner may request to change the named owner at any time before the Payout Date. If a joint Owner is changed (or is named), he or she must be the Owner’s Spouse (or Partner if the state of issue is Illinois, New
Jersey or Oregon). A Partner will not be treated as a spouse for federal tax purposes; a tax advisor should be consulted before naming a Partner as a joint Owner. Any change in Owner must be made by Authorized
Request and is subject to our acceptance. Unless otherwise specified by the Owner, such change, if accepted by us, will take effect as of the date the Authorized Request was signed. We are not liable for any payment we make or action we take before we receive the Authorized Request.
If an Owner who is a natural person dies during the Accumulation Period, the Beneficiary is entitled to the
Death Benefit. The Death Benefit becomes payable at the death of the Owner (if there are joint Owners, the
Death Benefit will become payable after the first joint Owner dies). If there is a surviving Owner and he or she is the Spouse of the deceased, the surviving Spouse (or surviving Partner Owner if the state of issue is New
Jersey or Oregon) will be treated as the sole primary Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.
Divorce
In the event of divorce, the former Spouse must provide us divorce distribution instructions using a form satisfactory to us, and/or a copy of the divorce decree (or a qualified domestic relations order if it is a qualified plan). The instruction form or terms of the decree/order must identify the Contract and specify how the Contract
Value should be allocated among the former Spouses.
Annuitant
The Annuitant is the natural person(s) whose life (or lives) determines the income payment amount payable under the Contract. If the Owner is a natural person, the Owner may change the Annuitant at any time before the Payout Date by Authorized Request. A request to change the Annuitant must be received by us at least 30 days before the Payout Date. Unless otherwise specified by the Owner, such change will take effect as of the date the Authorized Request was signed. We are not liable for any payment we make or action we take before we receive the Authorized Request. If you change the Annuitant, the Payout Date will not change. If the Owner is not a natural person, the Annuitant cannot be changed. The Annuitant does not have any rights under the
Contract.
Beneficiary
The Beneficiary is the person(s) (or entity) named by you when you apply for the Contract to receive the proceeds payable upon your death. If there are joint Owners and an Owner dies before the Payout Date, the surviving Spouse Owner (or Partner Owner if the Contract is issued in New Jersey or Oregon) will be treated as the sole primary Beneficiary and any other designated Beneficiary will be treated as a contingent Beneficiary. A
Partner will not be treated as a spouse for federal tax purposes; a tax advisor should be consulted before naming a Partner as a joint Owner. Prior to the Payout Date, if no Beneficiary survives the Owner, the proceeds will be paid to the Owner’s estate. If there is more than one Beneficiary, each Beneficiary will receive an equal share, unless otherwise specified by the Owner. If there are joint Owners and we are unable to determine that one of the joint Owners predeceased the other, it will be assumed that the joint Owners died simultaneously.
Thereupon, one-half of the Death Benefit will be payable to each of the joint Owner’s estates.
You may change the Beneficiary by Authorized Request, or you may name one or more Beneficiaries. A change of Beneficiary will take effect on the date the Authorized Request was signed. If there are joint Owners, each
Owner must sign the Authorized Request. In addition, any Irrevocable Beneficiary or assignee must sign the
Authorized Request. Any change is subject to payment or other actions we took before we received the request to change the Beneficiary at our Administrative Office.
Use care when naming Beneficiaries. If you have any questions concerning the criteria you should use when choosing Beneficiaries, consult your financial professional.
Right to Examine
You may cancel your Contract and return it to your financial professional or to us within a certain number of days after you receive the Contract and receive a refund of either the Purchase Payments you paid less withdrawals, or your Contract Value, depending on the state in which your Contract was issued. If the Contract
Value exceeds your Purchase Payments, you will receive the Contract Value regardless of where the Contract was issued. If the Purchase Payments exceed the Contract Value, the refund will be your Contract Value unless the state in which the Contract was issued requires that the Purchase Payments less withdrawals be returned.
If your Contract is an IRA, we will refund the greater of your Purchase Payment(s) less withdrawals or your
Contract Value. Generally, you must return your Contract within 10 days of receipt (30 days if it is a replacement contract), but some states may permit a different period for you to return your Contract. Refunds will not be subject to a Surrender Charge (for Series B Contracts) or Market Value Adjustment and will be paid within seven days following the date of cancellation. State variations are described in Appendix B. If you cancel your Contract by exercising your Right to Examine and attempt to purchase a substantially similar Contract, the
Company may refuse to issue the second Contract.

ALLOCATING YOUR PURCHASE PAYMENTS

Making Initial and Additional Purchase Payments
The minimum initial Purchase Payment for a Contract is $5,000. If the application for a Contract is in Good
Order, which includes our receipt of the initial Purchase Payment, we will issue the Contract on the Contract
Issue Date and will allocate the initial Purchase Payment according to your allocation instructions, as described below.
Additional Purchase Payments can be made during the Accumulation Period, but are not required. Each additional Purchase Payment may not be less than $50 and must be received at our Administrative Office prior to the oldest Owner’s 95th birthday, or the oldest Annuitant’s 95th birthday if the Owner is a non-natural person.
Additional Purchase Payments are not allowed on traditional IRA Contracts after the Owner has reached age
72. Purchase Payments that exceed $1 million in total, including multiple Contracts owned by the same individual where the sum of the Purchase Payments exceeds $1 million, require our prior approval, which may be withheld at our sole discretion.
We reserve the right, in our sole discretion, to refuse additional Purchase Payments and to limit the amount and frequency of additional Purchase Payments under the Contract or amounts that may be allocated to the
Risk Control Accounts at any time. If we exercise this right, it will limit your ability to make further investments in the Contract and increase Contract Values and the Death Benefit through additional Purchase Payments.
Investment Options
Your Purchase Payments will be allocated according to your allocation instructions on file with us for the applicable Allocation Levels. There are four Allocation Levels available under the Contract, among which you may allocate your Purchase Payments and Contract Value: Level C (Contract Allocation Level), Level V
(Variable Subaccount Allocation Level), Level I (Index Allocation Level), and Level R (Risk Control Allocation

Level). You must specify the percentage of your Purchase Payment to be allocated to each Allocation Level on the Contract Issue Date. The amount you direct to a particular Allocation Level must be in whole percentages from 0% to 100% of the Purchase Payment and your total allocation must equal 100% at each Allocation Level.
The availability of investment options described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.

Investment Options
Level C	Level V or Level I	Level R	Crediting Strategy*
Variable Subaccounts	See Appendix A	N/A	N/A
Risk Control Accounts	S&P 500 Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
	MSCI EAFE Index	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap
*The Floor will not change during the life of your Contract. In return for accepting some risk of loss to your Risk Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure Account. We set the Cap each year for the next Contract Year. The Cap will always be at least 1%.
For each Variable Subaccount, the Accumulation Unit Value increases or decreases at the end of each
Business Day to reflect the investment performance of the corresponding underlying Fund, including deductions for underlying Fund fees and expenses. See "Variable Subaccount Option."
For each Risk Control Account, we credit interest at the end of each Risk Control Account Year during the five-
year Risk Control Account Period based in part on the performance of the reference Index by comparing the change in the Index from each Risk Control Account Anniversary (the first day of the Risk Control Account Year)
to the last day of the current Risk Control Account Year, adjusted for the Cap or Floor. Your Risk Control
Account Value must remain in a Risk Control Account for the entire Risk Control Account Period (five years). To avoid the imposition of a Market Value Adjustment, withdrawals should be made only on the Risk Control
Account Maturity Date (the last day of the 5-year period). See "Risk Control Account Option."
Express Portfolios
Certain asset allocation portfolios or “Express Portfolios” are available to assist you in selecting your
Investment Options. At the time you purchase the Contract, you may elect to allocate all of your Purchase
Payments according to one of the Express Portfolios. Each Express Portfolio allocates your Purchase
Payments among the Variable Subaccounts and Risk Control Accounts based on a specified allocation percentage for each Investment Option available under the Express Portfolio. Each Express Portfolio employs different investment styles and allocates Purchase Payments among Investment Options to match a specified level of risk tolerance (e.g., conservative, moderate and aggressive). There is no separate charge for selecting an Express Portfolio. See “Benefits Available Under the Contract – Express Portfolios” for more details.
Allocation of Purchase Payments
Variable Subaccounts. If your Contract application is in Good Order, we will allocate the portion of the initial
Purchase Payment to any Variable Subaccounts you have identified in your allocation instructions within two
Business Days. If your Contract application is not in Good Order, and we receive the additional information from you that completes the application prior to the close of a Business Day, we will allocate the portion of the initial Purchase Payment you designate for the Variable Subaccounts that Business Day or the next Business
Day according to your allocation instructions. If we receive such information after the close of regular business on the New York Stock Exchange (usually, 4:00 P.M. Eastern Time) on a Business Day, the initial Purchase
Payment will be allocated within the next two Business Days.

We will allocate the portion of any additional Purchase Payment you designate for the Variable Subaccounts according to your allocation instructions on the Business Day we receive the Purchase Payment at the
Accumulation Unit Values next determined for the Variable Subaccounts.
Risk Control Accounts. If you allocate any of your initial Purchase Payment to a Risk Control Account, that portion will be allocated to the Holding Account on your Contract Issue Date before it is transferred to the Risk
Control Account.
If there is one source of payment indicated on your application, the Holding Account Value will be transferred to the Risk Control Account(s) according to the allocation instructions on file with us for Levels I and R as of your initial Risk Control Account Start Date. Your initial Risk Control Account Start Date is the next available Risk
Control Account Start Date following the Contract Issue Date (note: Risk Control Account Start Dates offered by the Company are currently the 10th and 25th of each month, or if a non-Business Day, the next Business Day).
If there is more than one source of payment indicated on your application, the Holding Account Value will be transferred to the Risk Control Accounts according to the allocation instructions on file with us for Levels I and
R as of the next available Risk Control Account Start Date following our receipt of all sources of payment. If all sources of payment are not received within the Multiple Source Waiting Period of six months, the Holding
Account Value will be transferred to the Risk Control Accounts according to the allocation instructions on file with us for Levels I and R as of the next available Risk Control Account Start Date following the last day of the
Multiple Source Waiting Period. Any additional payments we receive after the last day of the Multiple Source
Waiting Period will not be eligible to be added to the Risk Control Account. These funds will be treated as an additional Purchase Payments, and we will allocate any such additional Purchase Payments to the Variable
Subaccounts according to the allocation instructions on file with us for Level V on the Business Day we receive the Purchase Payments. If there are no such allocation instructions on file with us or if you request that the additional Purchase Payment be allocated to the Risk Control Account, we will treat the request to allocate the additional Purchase Payment as not in Good Order and will return it to you unless you provide Level V allocation instructions by 4:00 P.M. Eastern Time on the Business Day we receive the Purchase Payment.
Once a Risk Control Account is in force, you may allocate additional Purchase Payments to the Risk Control
Account only during a specific period of time prior to the Risk Control Account Maturity Date. This period of time is defined as at least one Business Day, but no more than 30 days prior to a Risk Control Account Maturity
Date. Any Purchase Payment we receive during this time will be allocated according to your allocation instructions on file with us for all four Allocation Levels. The portion of the Purchase Payment to be allocated to a Risk Control Account will first be allocated to the Holding Account. The Holding Account Value will be transferred to the Risk Control Accounts according to the allocation instructions on file with us for Levels I and
R as of the Risk Control Account Maturity Date, which becomes the next Risk Control Account Start Date. Any
Purchase Payments we receive outside of this period of time, either on a Risk Control Account Maturity Date, or more than 30 days prior to that date, will be allocated to the Variable Subaccounts according to the allocation instructions on file with us for Level V on the Business Day we receive the Purchase Payment.
If there is no Risk Control Account in force, an additional Purchase Payment may be made to establish a Risk
Control Account. However, if you exercised your right to discontinue your Risk Control Accounts, as described below, a new Risk Control Account cannot be established for a period of 30 days. To establish a Risk Control
Account, the number of years until the Payout Date must be at least equal to the five-year Risk Control Account
Period, and you must change your allocation instructions for Levels C, I and R to include Allocation Level percentages for the Risk Control Account Option and Risk Control Accounts. If these requirements have been met, we will allocate the portion of your Purchase Payment designated for the Risk Control Accounts to the
Holding Account, and we will transfer your Holding Account Value to the Risk Control Accounts according to your allocation instructions on file with us for Levels I and R as of the next available Risk Control Account Start
Date following our receipt of the Purchase Payment. If the number of years from the date we receive a
Purchase Payment until the Payout Date is less than the five-year Risk Control Account Period, the Purchase
Payment will be allocated to the Variable Subaccounts according to the allocation instructions on file with us for
Level V on the Business Day we receive the Purchase Payment. If there are no such allocation instructions on file with us or if you request that the additional Purchase Payment be allocated to the Risk Control Account, we will treat the request to allocate the additional Purchase Payment as not in Good Order and will return it to you unless you provide Level V allocation instructions by 4:00 P.M. Eastern Time on the Business Day we receive the Purchase Payment.
Note: Transactions that are scheduled to occur on a day that the unit value for a Variable Subaccount or Risk
Control Account is not available will be processed on the next Business Day at the Accumulation Unit Value for the Subaccount or Accumulation Credit Factor for the Risk Control Account next determined.
Holding Account. Funds are allocated to the Holding Account when a Purchase Payment is received pending investment in a Risk Control Account. Holding Account Value will remain in the Holding Account until the next
Risk Control Account Start Date unless Holding Account Value is being held during a Multiple Source Waiting
Period. Holding Account Value will not be kept in the Holding Account longer than the Multiple Source Waiting
Period of six months. If the maximum Multiple Source Waiting Period is reached, the Holding Account Value will be transferred to the Risk Control Accounts as of the next available Risk Control Account Start Date. Holding
Account Value cannot be transferred from the Holding Account to the Variable Subaccounts.
Thirty Day Period to Discontinue Initial Risk Control Accounts
When Holding Account Value is transferred to the Risk Control Account after our receipt of all funds that represent the initial Purchase Payment, we will notify you of the applicable Cap for each Risk Control Account selected. The Cap(s) may be different than the Cap(s) at the time of your application. Therefore, you will have a
30-day period, beginning on the Risk Control Account Start Date, to elect by Authorized Request to discontinue your Risk Control Account and transfer the entire Risk Control Account Value to the Variable Subaccounts. If
you have multiple Risk Control Accounts, and you elect to exercise this right, all of your Risk Control Accounts will be discontinued. This provision applies only to your initial Purchase Payment. Your election to discontinue your Risk Control Accounts can only be exercised one time.
If you elect to exercise your right under this provision, your entire Risk Control Account Value will be transferred to the Variable Subaccounts (according to the allocation instructions on file with us for Level V) on the Business
Day that we receive your request in Good Order. For your request to be in Good Order, we will require you to provide Variable Subaccount allocation instructions (Level V) if none are on file with us, and to allocate 100% of your Contract Value to the Variable Subaccounts (Level C) with 0% for Risk Control Account Allocation Levels I and R. These allocation instructions (C, I and R) cannot be changed for at least 30 days, beginning on the date of transfer. This means that once discontinued, a new Risk Control Account cannot be established for at least
30 days. You can, however, change your Variable Subaccount allocation instructions (Level V) effective as of any Business Day.
The right to discontinue the Risk Control Account while funds are in the Holding Account is different than the
Bailout Provision described in “Risk Control Account Option – Bailout Provision.” The Bailout Provision applies if you allocated Contract Values to a Risk Control Account and the Cap is set below the levels identified in your
Contract.
Reallocations - Automatic Rebalance Program
During the Accumulation Period, we will automatically rebalance your Contract Value among the Risk Control
Accounts and/or Variable Subaccounts on specified dates based on your most recent allocation instructions that we have on file. This means, for example, that if your allocation instructions require that 50% of your
Contract Value should be allocated to a Variable Subaccount and 50% of your Contract Value should be allocated to a Risk Control Account, we will transfer your Contract Values between those Accounts so that 50%
of your Contract Value is allocated to both the Variable Subaccount and Risk Control Account following the transfer. Transfers that occur as a result of rebalancing will not count towards the 12 transfers we allow each
Contract Year without assessing a transfer fee. Note that each Risk Control Account Maturity Date is the last day of the five-year Risk Control Account Period.
Rebalancing will occur as follows, according to the allocation instructions on file with us:
•If there is Risk Control Account Value, rebalancing at Level C (between Variable Subaccounts and Risk
Control Accounts) will occur as of each Risk Control Account Maturity Date. Rebalancing at Level C will not occur if you elect to discontinue rebalancing by Authorized Request, or you have requested to transfer value which results in rebalancing being discontinued at Levels C and V (among Variable
Subaccounts) as of each Risk Control Account Maturity Date.
•If there is Variable Subaccount Value, rebalancing at Level V (among the Variable Subaccounts) will occur as of each Contract Anniversary and as of each Risk Control Account Maturity Date. Rebalancing at Level V will not occur on the Risk Control Account Maturity Date if you have requested to transfer value which results in rebalancing being discontinued at Levels C and V as of each Risk Control
Account Maturity Date.
•If there is Risk Control Account Value, and your allocation instructions are split between Indices, rebalancing at Level I (between Risk Control Accounts with different reference Indices) will occur as of each Risk Control Account Maturity Date.
•If there is Risk Control Account Value, and your allocation instructions are split between Risk Control
Accounts with the same reference Index, rebalancing at Level R (between Risk Control Accounts with the same reference Index) will occur as of each Risk Control Account Anniversary.
You may change your allocation instructions for Level C or Level I prior to rebalancing on a Risk Control
Account Maturity Date by Authorized Request, subject to the requirements described under the “Risk Control
Account Option – Risk Control Account Maturity Date." Your Authorized Request to change your allocation instructions must be received at least one Business Day prior to the Risk Control Account Maturity Date to take effect as of that date. If we are not notified at least one Business Day prior to the Risk Control Account Maturity
Date, the request will not be in Good Order and no transfer will occur based on such request.
If rebalancing is discontinued, you may elect to reinstate rebalancing at Level C by Authorized Request, which will also reinstate rebalancing at Level V. Your Authorized Request to reinstate rebalancing must be received at least one Business Day prior to the Risk Control Account Maturity Date to take effect as of that date. If we are not notified at least one Business Day prior to the Risk Control Account Maturity Date, rebalancing at Level C will not occur until the next Risk Control Account Maturity Date.
You may change your allocation instructions for Level V at any time by Authorized Request, including prior to rebalancing on a Contract Anniversary or a Risk Control Account Maturity Date. A change to your Level V allocation instructions will take effect as of the Business Day that we receive the request in Good Order, unless otherwise specified by you.
You may change your allocation instructions for Level R prior to rebalancing on a Risk Control Account
Anniversary by Authorized Request. We must receive your request to change your allocation instructions at least one Business Day prior to a Risk Control Account Anniversary for the instructions to take effect prior to rebalancing. If we do not receive your request at least one Business Day prior to a Risk Control Account
Anniversary, your change in allocation instructions will not be effective until after that Risk Control Account
Anniversary and after rebalancing has taken place. If you change your allocation instructions by Authorized
Request and there is no Risk Control Account in force, a change to your allocation instructions for the applicable Allocation Levels will be required to establish a Risk Control Account. However, if there is no Risk
Control Account in force because you exercised your right to discontinue your Risk Control Accounts, as described under “Getting Started – The Accumulation Period – Thirty Day Period to Discontinue Initial Risk
Control Accounts,” you will not be allowed to change your allocation instructions to establish a Risk Control
Account for at least 30 days.
Please note that at any time the Cap for your Risk Control Account is less than the rate specified in the Bailout
Provision (as shown on your Contract Data Page), we may, at our discretion, restrict transfers into that Risk
Control Account and may not reallocate your Contract Value between Risk Control Accounts under the
Automatic Rebalance Program. See “Risk Control Account Option – Bailout Provision” for more details.

Risk Control Account Maturity Date
In addition to the Automatic Rebalance Program, you may exercise one of the options below as of the Risk
Account Maturity Date without incurring a Surrender Charge (for Series B Contracts) or Market Value
Adjustment.
If the number of years until the Payout Date is at least equal to the five-year Risk Control Account Period, a new Risk Control Account Period, with a newly declared Cap, will begin on the Risk Control Account Maturity
Date. You may exercise any of the following options by Authorized Request:
•Request a change to your allocation instructions as of the Risk Control Account Maturity Date for any
or all of the Allocation Levels;
•Request to transfer value (either a specific dollar amount or percentage) from the Risk Control Account
Option to the Variable Subaccount Option (Level C), or vice versa, as of the Risk Control Account
Maturity Date. If you choose this option:
◦The transfer will occur Pro Rata from the Risk Control Accounts, or Variable Subaccounts, as applicable; and
◦Rebalancing at Levels I and R will occur as of the Risk Control Account Maturity Date.
However, rebalancing at Level C and V will be discontinued unless or until you elect to reinstate rebalancing at Level C.
•Withdraw the total Risk Control Account Value as of the Risk Control Account Maturity Date; or
•Withdraw a portion of the total Risk Control Account Value as of the Risk Control Account Maturity
Date. If you choose this option, you may also change your allocation instructions or request to transfer value, as described above.
•Within 30 days prior to a Risk Control Account Maturity date, allocate additional Purchase Payments to the Risk Control Accounts.
We must receive your Authorized Request at least one Business Day prior to the Risk Control Account
Maturity Date to take effect. Otherwise, your request is not in Good Order, no transfer or withdrawal will occur based on such request, and your Risk Control Account Value will be allocated to a new Risk
Control Account for another five-year term based on your allocation instructions on file with us.
If the number of years until the Payout Date is less than the five-year Risk Control Account Period, a new Risk
Control Account cannot be started. You may choose one of the following by Authorized Request:
•Request to transfer the total Risk Control Account Value to one or more Variable Subaccounts as of the
Risk Control Account Maturity Date;
•Request to withdraw the total Risk Control Account Value as of the Risk Control Account Maturity Date;
or
•Request to transfer a portion of the Risk Control Account Value to one or more Variable Subaccounts and withdraw the remaining Risk Control Account Value as of the Risk Control Account Maturity Date.
We must receive your Authorized Request at least one Business Day prior to the Risk Control Account
Maturity Date to take effect. Otherwise, your request is not in Good Order, no transfer or withdrawal will occur based on such request, and your total Risk Control Account Value will then be transferred to the
Variable Subaccounts according to the allocation instructions on file with us for Level V or will be returned to you.

We will send you written notice at least two weeks prior to each Risk Control Account Maturity Date. This notice will describe your right to transfer Contract Value between Investment Options, as permitted by the Contract.
Transfers
Transfers between Risk Control Accounts and/or Variable Subaccounts will occur automatically under the
Automatic Rebalance Program. In addition, by Authorized Request, you may also transfer value:
•Between Variable Subaccounts on any Business Day;
•Between Risk Control Accounts with the same reference Index as of a Risk Control Account
Anniversary;
•From Risk Control Accounts to Variable Subaccounts under the Thirty Day Period to Discontinue Initial
Risk Control Account described above;
•Between Risk Control Accounts or between Risk Control Accounts and Variable Subaccounts as of a
Risk Control Account Maturity Date; and
•From a Variable Subaccount to a Risk Control Account as of the next available Risk Control Account
Start Date if there is no Risk Control Account in force.
You may also make a transfer under the Bailout Provision, as described in “Risk Control Account Option –
Bailout Provision.”
Transfer requests must be in Good Order. Transfers are permitted by telephone, internet or in writing. Transfer requests received at our Administrative Office in Good Order on a Business Day prior to the close of the New
York Stock Exchange (usually, 4:00 P.M. Eastern Time) will be processed as of the end of that Business Day.
Transfer requests received at our Administrative Office in Good Order on a Business Day after the close of the
New York Stock Exchange will be processed as of the end of the next Business Day. We will not process a transfer request we receive on the Payout Date.
We reserve the right to impose a transfer fee, which, if imposed, will be deducted from the Variable Subaccount or Risk Control Account from which the transfer is made. If a transfer is made from more than one Variable
Subaccount or Risk Control Account at the same time, the transfer fee will be deducted Pro Rata from the value in the Variable Subaccounts and/or Risk Control Accounts. We reserve the right to modify, suspend or terminate the transfer privilege for any Contract or series of Contracts at any time for any reason.
If there is no Risk Control Account in force, you may request to transfer value from a Variable Subaccount to establish a Risk Control Account by Authorized Request. To establish one or more Risk Control Accounts, the number of years from the Risk Control Account Start Date until the Payout Date must be at least equal to the five-year Risk Control Account Period. You must also provide allocation instructions for Levels I and R by
Authorized Request at least one Business Day prior to a Risk Control Account Start Date to be effective as of that Risk Control Account Start Date. Allocation instructions received on a Risk Control Account Start Date will be effective as of the next available Risk Control Account Start Date. If these requirements are met, the transfer will occur on a Pro Rata basis from the Variable Subaccounts as of the next available Risk Control Account
Start Date. The Variable Subaccount Value transferred to a Risk Control Account will be allocated according to the allocation percentages on file with us for Levels I and R. Note: if you exercised your right to discontinue your Risk Control Accounts under the Thirty Day Period to Discontinue Initial Risk Control Accounts, a new Risk
Control Account cannot be established for a period of 30 days.
If the number of years until the Payout Date is less than the five-year Risk Control Account Period, transfers to a Risk Control Account will not be allowed.

VARIABLE SUBACCOUNT OPTION

Each Variable Subaccount invests in an underlying Fund, and your investment results in a Variable Subaccount will depend on the investment performance of the related Fund. You bear the entire investment risk of any amounts you allocate to the Variable Subaccounts. More information about how we determine the value of the
Variable Subaccounts is provided under Contract Value - Variable Subaccount Value. The names, investment objectives, investment advisers and subadvisers, current expenses, and performance information for each
Fund are summarized in Appendix A.
Funds
There is no guarantee that any Fund's stated objectives and policies will be achieved. More detailed information concerning each Fund's investment objectives, policies and restrictions, expenses, risks, and other aspects of their operations can be found in its current prospectus and statement of additional information. You should read the Fund prospectuses carefully before investing, which can be found online at https://
www.trustage.com/regulatory-documents. You can also request this information at no cost by calling
1-800-798-5500 or by emailing AnnuityAndPRTManagersMail@trustage.com.
We select the Funds based on several criteria, including asset class coverage, the strength of the investment adviser’s or subadviser’s reputation and tenure, brand recognition, performance, fees, and the capability and qualification of each investment firm. Another factor we consider is whether the Fund, its investment adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described below. We review the Funds periodically and may remove or limit a Fund’s availability to new Purchase Payments and/or transfers if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.
Owners, through their indirect investment in the Funds, bear the costs of: (i) investment advisory or management fees that the Funds pay their respective investment advisers, and in some cases, subadvisers
(see the Funds’ prospectuses for more information); (ii) administrative fees; (iii) 12b-1 service fees; and (iv)
other expenses. As discussed above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.
The Funds are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Funds may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the Funds may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.
Availability of the Funds
The Variable Separate Account purchases shares of a Fund in accordance with a participation agreement. If a participation agreement terminates, the Variable Separate Account may not be able to purchase additional shares of the Fund(s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Separate Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate Purchase
Payments or transfer Contract Value to the Variable Subaccount investing in the Fund.
From time to time, the Funds may reorganize or merge with other mutual funds. If that occurs, after the merger, we may process any instructions to allocate to the Variable Subaccount investing in the merged Fund instead to the Variable Subaccount investing in the surviving Fund.

We have entered into agreements with the investment adviser or distributor of certain Funds pursuant to which the investment adviser or distributor pays us a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Separate Account in the Fund. These percentages vary and currently range from 0.00% to 0.25% of each Fund’s average daily net assets. The amount paid is based on assets of the particular Fund attributable to the Contract issued by us. The amounts we receive under the servicing agreements may be significant. The service fees are for administrative services provided to the Funds by us and our affiliates. These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds. Owners, through their indirect investment in the Funds, bear the costs of the investment management fees.
In addition, certain Funds have adopted 12b-1 plans. Such plans allow the Fund to pay Rule 12b-1 fees to those who sell or distribute Fund shares and/or provide services to shareholders and Owners. Each of those
Funds describes its Rule 12b-1 plan in its prospectus. Under certain Rule 12b-1 plans, we may receive 12b-1 fees for providing services to the Funds. Rule 12b-1 fees are deducted from Fund assets and, therefore, are indirectly borne by Owners.
Addition, Deletion, or Substitution of Funds
We may, subject to applicable law, make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Separate Account or that the Variable Separate Account may purchase. If the shares of a Fund are no longer available for investment or if, in our judgment, further investment in any Fund should become inappropriate, we may redeem the shares, if any, of that Fund and substitute shares of another
Fund. Such other Funds may have different fees and expenses. We will not substitute any shares attributable to a Contract's interest in a Variable Subaccount without prior notice and approval of the SEC and state insurance authorities, if and to the extent required by the 1940 Act or other applicable law.
We also may establish additional Variable Subaccounts of the Variable Separate Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. We may, in our sole discretion, establish new Variable Subaccounts or eliminate or combine one or more Variable Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Variable Subaccounts may be made available to existing Owners on a basis to be determined by us. Also, certain Variable Subaccounts may be closed to certain customers. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Variable Subaccounts may be transferred to any other Variable Subaccount if, in our sole discretion, marketing, tax, or investment conditions warrant.
In the event of any such substitution or change, we (by appropriate endorsement, if necessary) may change the
Contract to reflect the substitution or change.
Frequent Transfers Procedures
Frequent, large, or short-term transfers among Variable Subaccounts, such as those associated with market timing transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners allocating
Purchase Payments or Contract Value to the Variable Subaccounts and other Fund shareholders, not just the
Owner making the transfers. To try to protect Owners and the Funds from potentially harmful trading activity, we have adopted certain Frequent Transfers Procedures.
We employ various means in an attempt to detect, deter, and prevent inappropriate frequent, large, or short-
term transfer activity among the Variable Subaccounts that may adversely affect other Owners or Fund shareholders. We may vary the Frequent Transfers Procedures with respect to the monitoring of potential harmful trading activity from Variable Subaccount to Variable Subaccount, and may be more restrictive with regard to certain Variable Subaccounts than others. However, we will apply the Frequent Transfers Procedures, including any variance in the Frequent Transfers Procedures by Variable Subaccount, uniformly to all Owners.
We also coordinate with the Funds to identify potentially inappropriate frequent trading, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the
Frequent Transfers Procedures.

If we determine under the Frequent Transfers Procedures that an Owner has engaged in inappropriate frequent transfers, we will notify such Owner that from that date forward, for three months from the date we mail the notification letter, transfer privileges for the fund(s) in which inappropriate transfers were made will be revoked.
Second time offenders will be permanently restricted from buying into the fund(s).
In our sole discretion, we may revise the Frequent Transfers Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other
Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on Owners who make inappropriate frequent transfers (such as dollars or percentage limits on transfers). We also may, to the extent permitted by applicable law, implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, we may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, we also may defer the transfer privilege at any time that we are unable to purchase shares of the Funds. You should be aware that we are contractually obligated to prohibit purchases and transfers of Fund shares at the Fund’s request.
We currently do not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period; however, we may impose a transfer fee as discussed under “Charges and Adjustments.” Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our policies in deterring inappropriate frequent transfers or other disruptive transfers and in preventing or limiting harm from such transfers.
Please note that despite our best efforts, we may not be able to detect nor stop all harmful transfers. Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection.
Accordingly, despite our best efforts, we cannot guarantee that the Frequent Transfers Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the
Frequent Transfers Procedures consistently to all Owners without waiver or exception.
Fund Frequent Trading Policies
The Funds have adopted their own policies and procedures with respect to inappropriate frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Frequent Transfers Procedures. You should read the Funds prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.
Purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures.
We are required to provide to a Fund or its designee, promptly upon request, certain information about the transfer activity of individual Owners and, if requested by the Fund, to restrict or prohibit further purchases or transfers by specific Owners identified by the Fund as violating its frequent trading policies.
Voting Rights
In accordance with our view of current applicable law, we will vote Fund shares held in the Variable Separate
Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Variable Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, the present interpretation should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner has the right to instruct will be calculated separately for each Variable
Subaccount and may include fractional votes. An Owner holds a voting interest in each Variable Subaccount to which the Variable Subaccount Value is allocated.
The number of votes attributable to a Variable Subaccount will be determined by dividing the Variable
Subaccount Value by the net asset value per share of the Fund(s) in which that Variable Subaccount invests.
The number of votes available to an Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner having a voting interest in a Variable Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Variable
Subaccount invests.
Fund shares for which no timely instructions are received and shares held by us in a Variable Subaccount for which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Variable Subaccount. This means that a small number of
Owners may determine the outcome of the vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

RISK CONTROL ACCOUNT OPTION

You may allocate your Purchase Payments and Variable Subaccount Value to the Risk Control Accounts we
make available. The portion of the Contract Value allocated to a Risk Control Account becomes part of the Risk
Control Account Value.  Information about the features of each currently offered Risk Control Account, including its name, a brief statement describing the assets that the Index seeks to track, its crediting period, its Floor, and its Cap are set forth in Appendix A .
Risk Control Account Period and Crediting Interest
Each Risk Control Account Period is five years. Partial withdrawals from the Risk Control Accounts are not permitted if there is Variable Subaccount Value, except for withdrawals on the Risk Control Account Maturity
Date. Only one Risk Control Account Period can be in force at any time. This would allow for both a Secure
Account and Growth Account for each reference Index to be established for the same Risk Control Account
Period. However, once a Risk Control Account(s) is in force, new Risk Control Accounts cannot be established until the termination of the existing Risk Control Accounts on the Risk Control Account Maturity Date. No
additional values can be transferred into a Risk Control Account and no additional Purchase Payments can be allocated to a Risk Control Account until the end of the current Risk Control Account Period.
The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, based in part on the investment performance of an external Index, subject to the applicable Floor and Cap. Each Risk
Control Account Anniversary prior to the Risk Control Account Maturity Date starts a new year for purposes of calculating Index interest. We credit interest to each Risk Control Account at the end of each Risk Control
Account Year during the five-year Risk Control Account Period by comparing the change in the Index from each
Risk Control Account Anniversary (the first day of the Risk Control Account Year) to the last day of the current
Risk Control Account Year. When funds are withdrawn from a Risk Control Account prior to the Risk Control
Account Anniversary for a surrender, partial withdrawal, transfer, annuitization or payment of the Death Benefit,
Index interest is calculated up to the date of withdrawal. For examples illustrating how we credit interest to the
Risk Control Accounts, See "Contract Value - Risk Control Account Value."
It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth Account. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of -10%) each Risk Control Account Year due to negative Index performance.

Your Risk Control Account Value must remain in a Risk Control Account for the entire Risk Control
Account Period to avoid the imposition of Surrender Charges (for Series B Contracts) and a Market
Value Adjustment. During the Accumulation Period, if you surrender your Contract or take a partial withdrawal from a Risk Control Account on any day other than its Risk Control Account Maturity Date, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn. Surrender charges (for Series B Contracts) and a negative Market Value Adjustment may significantly decrease the amount you receive upon surrender or partial withdrawal. Additionally, only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, in the future.
We will send you written notice at least two weeks prior to the Risk Control Account Anniversary. This notice will describe the Owner’s right to transfer Contract Value between Risk Control Accounts, as permitted by the
Contract, and the right to exercise the Bailout Provision, if applicable.
The Indexes
Each reference Index can go up or down based on the prices of the underlying securities that comprise the
Index. We currently offer the following reference Indices:
•The S&P 500 Price Return Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
•The MSCI EAFE Price Return Index is a stock market index which is designed to measure the equity market performance of developed markets excluding the U.S. and Canada. As of the date of this
Prospectus, it captures large and mid-cap representation across 21 developed markets countries:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and
the UK.
An investment in a Risk Control Account is not an investment in the Index or in any Index fund. The performance of each Index associated with the Risk Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. The Index Return is determined on each Risk Control Account
Anniversary and is measured over the Risk Control Account Year. Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Risk Control Account Period.
Limits on Index Losses and Gains
Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available, and we will continue to make a Secure Account and Growth Account option available for each
Risk Control Account that is available to you. These features may provide protection by limiting the amount of negative interest credited to you for negative Index performance, but they also may limit the amount you can earn from positive Index performance.
The Floor is the maximum amount of negative Index interest that we will credit you at the end of a Risk Control
Account Year. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor. For example, if the reference Index performance is -25% and the Floor is -10%, we will credit -10% in interest at the end of the Risk Control Account Year, meaning your Risk Control Account Value will decrease by
10% due to negative Index performance. The Secure Account has a Floor of 0% and the Growth Account has a
Floor of -10%. This rate will not change during the life of your Contract. For the Secure Account, this means that any negative investment performance of the Index would not reduce your Risk Control Account Value; and
for the Growth Account, this means that any negative investment performance of the Index would not reduce your Risk Control Account Value at the end of a Risk Control Account Year by more than 10% even if such negative investment performance is worse than -10%. However, the Floor does not limit losses from the
Contract Fee, Surrender Charge (for Series B Contracts), Market Value Adjustment, or taxes.

The Cap is the maximum amount of positive Index interest that we will credit you at the end of a Risk Control
Account Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap. For example, if the reference Index performance is 12% and the Cap is 4%, we will credit 4% in interest at the end of the Risk Control Account Year, meaning your Risk Control Account Value will increase by
4% due to positive Index performance. In return for accepting some risk of loss to your Contract Value allocated to the Growth Account, the Cap declared for the Growth Account will be higher than the Cap declared for the
Secure Account for the same period, which allows the potential for greater increases to your Risk Control Value allocated to the Growth Account.
For each Risk Control Account, we set a Cap for the first Risk Control Account Year, which is made available at least two weeks in advance of the Risk Control Account Start Date. The Cap(s) may be different than the
Cap(s) at the time of your application. Therefore, as described under "Allocating Your Purchase Payments," you will have a 30-day period, beginning on the first Risk Control Account Start Date, to elect by Authorized
Request to discontinue your Risk Control Account. We may set a new Cap prior to each Risk Control Account
Anniversary for the subsequent Risk Control Account Year and will send you written notice at least two weeks prior to the Risk Control Account Anniversary. The minimum Cap is 1%, and Caps will range between 1% and
75%. The current Caps being offered for new Risk Control Account Years of the available Risk Control Account
Options can be located at the following publicly accessible website: https://www.trustage.com/horizon-annuity-
rates. The rates posted on that website address are incorporated by reference into this prospectus.
We consider various factors in determining the Caps and Floors, including investment returns available at the time that we issue the Contract, the costs of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors.
We determine the Cap and the Floor at our sole discretion. Before selecting a Risk Control Account for investment, you should consider whether the Cap is acceptable to you in return for the protection from negative returns provided by the Floor and whether the Floor is consistent with your risk tolerance and investment.
Before you select a Risk Control Account for investment, you should consider whether the Cap is acceptable to you in return for the protection from negative returns provided by the Floor and whether the Floor is consistent with your risk tolerance and investment goals.
Index Annual Return Examples
The bar charts shown below provide the annual returns for each Index for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns for each Index after applying a hypothetical 5% Cap and a hypothetical -10% Floor. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns.
Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Risk Control Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Risk Control Accounts, and does not reflect Contract fees and charges, including Surrender Charges (for Series B Contracts) and the
Market Value Adjustment, which reduce performance.

* Each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
Bailout Provision
The Bailout Provision applies to all Risk Control Accounts. We will set a single Bailout Rate for all Risk Control
Accounts under the Secure Account and a single Bailout Rate for all Risk Control Accounts under the Growth
Account. The Bailout Rate for the Risk Control Account under the Secure Account may range from 1% - 10%, and the Bailout Rate for the Risk Control Account under the Growth Account may range from 1.5% - 25%. The
Bailout Rate(s) will be prominently displayed on your Contract Data Page attached to the front of the cover page of the Contract and will not change during the life of your Contract. At any time the Cap for your Risk
Control Account is less than the Bailout Rate specified on your Contract Data Page, we may, at our discretion, restrict transfers into that Risk Control Account.
If the Cap for your Risk Control Account is set below the Bailout Rate for that Risk Control Account, the Bailout
Provision allows you to transfer the Risk Control Account Value from that Risk Control Account to the Variable
Subaccounts during the 30-day period following the Risk Control Account Anniversary by Authorized Request,
without the application of a Market Value Adjustment. We must receive your Authorized Request under the
Bailout Provision in Good Order during the 30-day period following the Risk Control Account Anniversary. (If the
Bailout Rate equals the Cap for your Risk Control Account, you will not be eligible to transfer your Risk Control
Account Value under the Bailout Provision. For example, if the Bailout Rate for the Secure Account is set at
1.00% and the Cap for the Secure Account is set at 1.00%, you would not be eligible to transfer under the
Bailout Provision.)
Note that if you intend to withdraw Risk Control Account Value transferred from a Risk Control Account under the Bailout Provision, the Risk Control Account Value would first be transferred to the Variable Subaccounts according to your instructions and then withdrawn from the Variable Subaccounts without the application of a
Market Value Adjustment. The amount withdrawn from the Variable Subaccounts may be subject to a Surrender
Charge (for Series B Contracts). Partial withdrawals and surrenders are also subject to income taxes, and if taken before age 59½, a 10% additional tax may apply.
Addition or Substitution of an Index
We may offer additional Risk Control Accounts or discontinue a Risk Control Account at our discretion as of the end of the Contract Year. There is no guarantee that a Risk Control Account or Index will be available during the entire time you own your Contract.
We reserve the right to add or substitute an Index. If we substitute the Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the Index interest you earn. If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index interest.
Generally, the Index associated with a given Risk Control Account will remain unchanged for the duration of the
Risk Control Account Period. However, if: (i) the Index is discontinued, or (ii) the calculation of that Index is materially changed, we may substitute a suitable Index that will be used for the remainder of the Risk Control
Account Period. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Contract Values or performance.
We will attempt to add a suitable alternative index that is substantially similar to the Index being replaced on the same day that we remove the Index. If a change in an Index is made during a Risk Control Account Year, Index interest will be calculated from the Risk Control Account Start Date until the date that the Index ceased to be available and that Index interest will be added to or subtracted from the Index interest calculated for the substitute Index from the date of substitution until the next Risk Control Account Anniversary. If we are unable to substitute a new Index at the same time as an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a suitable alternative index as a replacement, your
Contract Value will continue to be allocated to the Risk Control Accounts. However, any credit to your Contract
Value for that Risk Control Account Year will not reflect changes in the value of the Index or the replacement index during that interim period. If you take a partial withdrawal, surrender or annuitize the Contract, or die during the interim period, we will apply to your Contract Value allocated to a Risk Control Accounts based on the percentage change in the Index from the beginning of the Risk Control Account Year to the date on which the Index became unavailable under the Contract.
In the unlikely event that an Index is discontinued during a Risk Control Account Period and we do not provide a substitute Index, we may discontinue the relevant Allocation Option. We will credit interest from the Risk

Control Account Start Date until the date the Allocation Option is discontinued using the percentage change in the Index from the Risk Control Account Start Date to the date on which the Index became unavailable. The resulting Risk Control Account Value will be transferred to the S&P 500 Index Secure Account for the remainder of the Risk Control Account Period, where the Index Return is determined as the percentage change in the
Index from the date of substitution until the next Risk Control Account Anniversary. The amount of interest you earn in the S&P 500 Index Secure Account may be less than the amount you would have earned in the Risk
Control Account. If there is a delay between the date we remove the Index and the date we transfer value, your
Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index
Return.
Please note that we may add or substitute an Index associated with the Risk Control Accounts by sending you written notice at your last known address stating the effective date on which the Index will be added or substituted. We will send you the notice in your annual report unless earlier written notice is necessary. We will not substitute an Index until that Index has been approved by the insurance department in your state.
An Index or Allocation Option Change may negatively affect interest credited and your resulting
Contract Value, as well as how you want to allocate Contract Value between available Allocation
Options.

CONTRACT VALUE

On the Contract Issue Date, your Contract Value equals the initial Purchase Payment. After the Contract Issue
Date, during the Accumulation Period, your Contract Value will equal the total Risk Control Account Value, plus the total Variable Subaccount Value, plus the Holding Account Value.
Variable Subaccount Value
Your total Variable Subaccount Value for any Valuation Period is the sum of all Variable Subaccount Values.
The Variable Subaccount Value for each Variable Subaccount is equal to:
•The number of the Variable Subaccount’s Accumulation Units credited to you; multiplied by
•The Accumulation Unit Value for that Variable Subaccount at the end of the Valuation Period for which the determination is being made. As shown in formula below, the Accumulation Unit Value for a
Variable Subaccount is based in part on the net asset value (also known as NAV) of the underlying
Fund shares held by the Variable Subaccount as of the end of each Valuation Period (the end of each
Business Day). This means the Accumulation Unit Value for each Subaccount increases or decreases at the end of each Business Day to reflect the investment performance of the corresponding underlying
Fund, including deductions for underlying Fund fees and expenses and underlying Fund taxes. In addition, the Accumulation Unit Value decreases to reflect the Contract Fee and increases or decreases to reflect tax charges or credits at the Variable Subaccount level.
Accumulation Unit Values. The Accumulation Unit Value at the end of every Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) (i.e., (a - b) / c), where:
(a)= The net asset value of the shares of the underlying Fund held by the Variable Subaccount as of the end of the Valuation Period plus or minus the net charge or credit with respect to any taxes paid or any amount set aside by the underlying Fund as a provision for taxes during the Valuation Period;
(b)= The daily Contract Fee multiplied by the number of days in the Valuation Period; and
(c)= The number of Accumulation Units outstanding at the end of such Valuation Period.
Accumulation Units. For each Variable Subaccount, Purchase Payments or transferred amounts are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Variable Subaccount by the Accumulation Unit Value for that Variable
Subaccount at the end of the Valuation Period in which the Purchase Payment or amount is received. The number of your Accumulation Units in a Variable Subaccount is increased by additional Purchase Payments and transfers. The number of Accumulation Units does not change as a result of investment experience or deduction of the Contract Fee.
We will redeem Accumulation Units from a Variable Subaccount upon: (i) a partial withdrawal or full surrender
(including deduction of any Surrender Charge, if applicable); (ii) a transfer from the Variable Subaccount; (iii)
payment of the Death Benefit; (iv) the Payout Date; (v) the deduction of the transfer fee; (vi) the deduction of any fees imposed by a Fund as a redemption fee or liquidity fee in connection with the redemption of its shares or otherwise imposed by applicable law; and (vii) to pay fees for special services such as the wire transfers or express mail.
Risk Control Account Value
The Risk Control Account Value for each Risk Control Account is equal to:
•The number of that Risk Control Account’s Accumulation Credits credited to you; multiplied by
•The Accumulation Credit Factor for that Risk Control Account at the end of the Valuation Period for
which the determination is being made.
Accumulation Credit Factors.  The Accumulation Credit Factor for each Risk Control Account is arbitrarily set initially at $10 as of each Risk Control Account Start Date. Thereafter, the Accumulation Credit Factor for the
Risk Control Account at the end of each Valuation Period is determined by multiplying (a) by (b) and subtracting
(c) (i.e., a x b – c), where:
(a)= The Accumulation Credit Factor for the Risk Control Account at the start of the Risk Control Account
Year;
(b)= The Index Return (defined below); and
(c)= The Risk Control Account Daily Contract Fee (defined below) multiplied by the number of days that have passed since the last Risk Control Account Anniversary.
The “Index Return” for each Risk Control Account on any Business Day is equal to the change in the Index for the current Risk Control Account Year, adjusted for the Cap or Floor. Specifically, it is calculated as (A / B), where:
        A = Adjusted Index Value (defined below) as of the current Business Day; and
        B = The Initial Index Value as of the start of the current Risk Control Account Year. If a Risk
        Control Account Start Date or Risk Control Account Anniversary does not fall on a Business
        Day, the Initial Index Value for the next Business Day will be used.
We use the Index Return to determine the interest we credit, if any, to Risk Control Account Value.
The “Adjusted Index Value” is the Closing Index Value adjusted for the Cap or Floor for the current Risk Control
Account Year. The Adjusted Index Value is calculated each time the Index Return is calculated. This can be as frequently as daily and occurs on each Risk Control Account Anniversary or on any date when a partial withdrawal, surrender, Death Benefit or annuitization is processed. The Closing Index Value is the closing value of an Index as of a Business Day. If the closing value of the Index is not published on that date, we will use the closing value of the Index from the next day on which the closing value of the Index is published. The Adjusted
Index Value for each Risk Control Account is calculated as follows:
•If the Closing Index Value is greater than the Initial Index Value multiplied by (1 + Cap), then the Adjusted
Index Value will equal the Initial Index Value multiplied by (1 + Cap).

•If the Closing Index Value is less than the Initial Index Value multiplied by (1 + Floor), then the Adjusted
Index Value will equal the Initial Index Value multiplied by (1 + Floor).
•If the Closing Index Value is less than the Initial Index Value multiplied by (1 + Cap) but more than the Initial
Index Value multiplied by (1 + Floor), then the Adjusted Index Value will equal the Closing Index Value.
For example, assume the following:
•Initial Index Value = 1,000
•Cap = 15%
•Floor = -10%
At the time the Index Return is calculated, the Adjusted Index Value will be:
•Scenario 1:  Closing Index Value is greater than Initial Index Value multiplied by (1 + Cap)
oClosing Index Value = 1,200
o1,200 is greater than 1,150 (1,000 x (1 + 0.15)) so the Adjusted Index Value is equal to 1,150.
•Scenario 2:  Closing Index Value is less than Initial Index Value multiplied by (1 + Floor)
oClosing Index Value = 850
o850 is less than 900 (1,000 x (1 – 0.10)) so the Adjusted Index Value is equal to 900.
•Scenario 3:  Closing Index Value is less than Initial Index Value multiplied by (1 + Cap) but more than Initial
Index Value multiplied by (1 + Floor)
oClosing Index Value = 1,100
o1,100 is less than 1,150 (1,000 x (1 + 0.15)) and greater than 900 (1,000 x (1 – 0.10)) so the Adjusted
Index Value is equal to 1,100.
The Adjusted Index Value will never exceed the Initial Index Value multiplied by (1 + Cap) and will never be lower than the Initial Index Value multiplied by (1 + Floor).
The Risk Control Account Daily Contract Fee is calculated as (a) the Contract Fee divided by (b) the number of days in the Risk Control Account Year multiplied by (c) the Accumulation Credit Factor for the Risk Control
Account at the start of the Risk Control Account Year (i.e., a / b x c).
For example, assume the following:
•Contract Fee = 1.50%
•Number of days in the Risk Control Account Year = 365
•Accumulation Credit Factor for the Risk Control Account at the start of the Risk Control Account Year =
10.00
Then, the Risk Control Account Daily Contract Fee = 1.50% / 365 x 10.00 = 0.000410959.
Accumulation Credits.  To establish a Risk Control Account, Purchase Payments and/or Variable Subaccount
Value transferred to the Risk Control Accounts are converted into Accumulation Credits. The number of
Accumulation Credits credited to each Risk Control Account is determined by dividing the dollar amount directed to each Risk Control Account by the Accumulation Credit Factor as of the end of the Valuation Period
for which the Purchase Payment or Variable Subaccount Value transferred is received.
We will redeem Accumulation Credits from a Risk Control Account upon: (i) partial withdrawal or full surrender
(including any applicable Surrender Charge and negative Market Value Adjustment); (ii) a transfer from the Risk
Control Account; (iii) payment of the Death Benefit; (iv) the Payout Date; (v) the deduction of the transfer fee;
and (vi) to pay fees for special services such as wire transfers or express mail. We redeem Accumulation
Credits as of the end of the Valuation Period (or effective date of the transfer) in which we receive your request for surrender, partial withdrawal or transfer or your Beneficiary’s request for payment of the Death Benefit in

Good Order unless you or your Beneficiary specify a later date. We redeem Accumulation Credits to cover the transfer fee at the time the transfer occurs.
Examples. The following examples illustrate how we calculate and credit interest under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The change in the value of the Accumulation Credit Factor reflects the application of the Index Return and a reduction for the Contract Fee. All values are determined on Risk Control
Account Anniversaries. The examples assume the purchase of a Series B Contract and the Caps remain unchanged since Contract issue. The examples illustrate hypothetical circumstances solely for the purpose of demonstrating Risk Control Account calculations and are not intended as estimates of future performance of the Index.
Example 1:  This example illustrates how interest would be credited based on the return of the Index and subject to the Cap and Floor. In this example, the return on the Index is greater than the Cap and Floor.
Assume the following information:
As of the Risk Control Account Start Date:
Initial Index Value: 1,000
Contract Fee: 1.50%
S&P 500 Secure Account
Account Value: $75,000
Accumulation Credit Factor: $10
Accumulation Credits: 7,500
Floor: 0.00%
Cap: 8.00%
S&P 500 Growth Account
Account Value: $25,000
Accumulation Credit Factor: $10
Accumulation Credits: 2,500
Floor: -10.00%
Cap: 18.00%
As of the Risk Control Account Anniversary:
Closing Index Value: 1,200
Days in Risk Control Account Year: 366
Step 1: Calculate the Adjusted Index Value
The Initial Index Value is 1,000 and the Closing Index Value is 1,200. The Closing Index Value is greater than the Initial Index Value multiplied by the result of 1 plus the Cap for both the Secure and Growth Accounts.
Therefore, the Adjusted Index Value equals the Initial Index Value multiplied by the result of 1 plus the Cap. For the Secure Account, this is calculated as 1,000 multiplied by the result of 1 plus 0.08 which equals 1,080. For the Growth Account, this is calculated as 1,000 multiplied by the result of 1 plus 0.18 which equals 1,180.
Step 2: Calculate the Index Return
The Index Return is equal to the Adjusted Index Value divided by the Initial Index Value. For the Secure
Account, this is calculated as 1,080 divided by 1,000 which equals 1.08 (8% increase from Initial Index Value).
For the Growth Account, this is calculated as 1,180 divided by 1,000 which equals 1.18 (18% increase from
Initial Index Value).
Step 3: Calculate the Risk Control Account Daily Contract Fee
The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the
Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control Account
Year. For both the Secure and Growth Accounts, this is equal to 1.50% divided by 366 multiplied by $10 which equals $0.000409836.
Step 4: Calculate the Accumulation Credit Factor

The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Risk Control
Account Year multiplied by the Index Return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary. For the
Secure Account, this is equal to $10 multiplied by 1.08 less the result of $0.000409836 multiplied by 366 which equals $10.65. For the Growth Account, this is equal to $10 multiplied by 1.18 less the result of $0.000409836 multiplied by 366 which equals $11.65.
Step 5: Calculate the Risk Control Account Value.
The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending
Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $10.65 which equals
$79,875. For the Growth Account, this is equal to 2,500 multiplied by $11.65 which equals $29,125. This is an increase of $4,875 for the Secure Account ($79,875 – $75,000 = $4,875) and an increase of $4,125 for the
Growth Account ($29,125 – $25,000 = $4,125).
Example 2:  This example illustrates how interest would be credited based on the return of the Index and subject to the Cap and Floor. In this example, the return on the Index is less than the Cap and greater than the
Floor.
Assume the following information:
As of the Prior Risk Control Account Anniversary:
Initial Index Value: 1,200
Contract Fee: 1.50%
S&P 500 Secure Account
Account Value: $79,875
Accumulation Credit Factor: $10.65
Accumulation Credits: 7,500
Floor: 0.00%
Cap: 8.00%
S&P 500 Growth Account
Account Value: $29,125
Accumulation Credit Factor: $11.65
Accumulation Credits: 2,500
Floor: -10.00%
Cap: 18.00%
As of the Risk Control Account Anniversary:
Closing Index Value: 1,236
Days in Risk Control Account Year: 365
Step 1: Calculate the Adjusted Index Value
The Initial Index Value is 1,200 and the Closing Index Value is 1,236. The Closing Index Value is less than the
Initial Index Value multiplied by the result of 1 plus the Cap, but it is more than the Initial Index Value multiplied by the result of 1 plus the Floor for both the Secure and Growth Accounts. Therefore, the Adjusted Index Value
equals the Closing Index Value which is 1,236.
Step 2: Calculate the Index Return
The Index Return is equal to the Adjusted Index Value divided by the Initial Index Value. For both the Secure and Growth Accounts, this is calculated as 1,236 divided by 1,200 which equals 1.03 (3% increase from Initial
Index Value).
Step 3: Calculate the Risk Control Account Daily Contract Fee
The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the
Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control Account
Year. For the Secure Account, this is equal to 1.50% divided by 365 multiplied by $10.65 which equals
$0.000437671. For the Growth Account, this is equal to 1.50% divided by 365 multiplied by $11.65 which equals $0.000478767.

Step 4: Calculate the Accumulation Credit Factor
The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Risk Control
Account Year multiplied by the Index Return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary. For the
Secure Account, this is equal to $10.65 multiplied by 1.03 less the result of $0.000437671 multiplied by 365 which equals $10.80975. For the Growth Account, this is equal to $11.65 multiplied by 1.03 less the result of
$0.000478767 multiplied by 365 which equals $11.82475.
Step 5: Calculate the Risk Control Account Value.
The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending
Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $10.80975 which equals $81,073.13. For the Growth Account, this is equal to 2,500 multiplied by $11.82475 which equals
$29,561.88. This is an increase of $1,198.13 for the Secure Account ($81,073.13 – $79,875 = $1,198.13) and
an increase of $436.88 for the Growth Account ($29,561.88 – $29,125 = $436.88).
Example 3:  This example illustrates how interest would be credited based on the return of the Index and subject to the Cap and Floor. In this example, the return on the Index is less than the Floor.
Assume the following information:
As of the Prior Risk Control Account Anniversary:
Initial Index Value: 1,236
Contract Fee: 1.50%
S&P 500 Secure Account
Account Value: $81,073.13
Accumulation Credit Factor: $10.80975
Accumulation Credits: 7,500
Floor: 0.00%
Cap: 8.00%
S&P 500 Growth Account
Account Value: $29,561.88
Accumulation Credit Factor: $11.82475
Accumulation Credits: 2,500
Floor: -10.00%
Cap: 18.00%
As of the Risk Control Account Anniversary:
Closing Index Value: 988.8
Days in Risk Control Account Year: 365
Step 1: Calculate the Adjusted Index Value
The Initial Index Value is 1,236 and the Closing Index Value is 988.8. The Closing Index Value is less than the
Initial Index Value multiplied by the result of 1 plus the Floor for both the Secure and Growth Accounts.
Therefore, the Adjusted Index Value equals the Initial Index Value multiplied by the result of 1 plus the Floor.
For the Secure Account, this is calculated as 1,236 multiplied by the result of 1 plus 0.00 which equals 1,236.
For the Growth Account, this is calculated as 1,236 multiplied by the result of 1 plus -0.10 which equals 1,112.4.
Step 2: Calculate the Index Return
The Index Return is equal to the Adjusted Index Value divided by the Initial Index Value. For the Secure
Account, this is calculated as 1,236 divided by 1,236 which equals 1.00 (0% increase from the Initial Index
Value). For the Growth Account, this is calculated as 1,112.4 divided by 1,236 which equals 0.90 (10%
decrease from Initial Index Value).
Step 3: Calculate the Risk Control Account Daily Contract Fee
The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the
Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control Account
Year. For the Secure Account, this is equal to 1.50% divided by 365 multiplied by $10.80975 which equals

$0.000444236. For the Growth Account, this is equal to 1.50% divided by 365 multiplied by $11.82475 which equals $0.000485949.
Step 4: Calculate the Accumulation Credit Factor
The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Risk Control
Account Year multiplied by the Index Return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary. For the
Secure Account, this is equal to $10.80975 multiplied by 1.00 less the result of $0.000444236 multiplied by 365 which equals $10.647604. For the Growth Account, this is equal to $11.82475 multiplied by 0.90 less the result of $0.000485949 multiplied by 365 which equals $10.464904.
Step 5: Calculate the Risk Control Account Value.
The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending
Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $10.647604 which equals $79,857.03. For the Growth Account, this is equal to 2,500 multiplied by $10.464904 which equals
$26,162.26. This is a decrease of $1,216.10 for the Secure Account ($79,857.03 – $81,073.13 = -$1,216.10)
and a decrease of $3,399.62 for the Growth Account ($26,162.26 – $29,561.88 = -$3,399.62).
Holding Account Value
We do not assess a Contract Fee against Contract Value held in the Holding Account. Surrenders or withdrawals of Holding Account Values are subject to a Surrender Charge (for Series B Contracts).
The Holding Account Value at any time is equal to:
•The portion of the Purchase Payment(s) held in the Holding Account pending allocation to a Risk
Control Account;
•Plus interest credited; and
•Less any prior partial withdrawal.
We credit interest daily on Purchase Payments that will be allocated to one or more Risk Control Accounts for the duration those Purchase Payments remain in the Holding Account. The annual effective interest rate that applies to the Holding Account will be the interest rate in effect when a Purchase Payment is allocated to the
Holding Account. The annual effective rate of interest shown on your Contract Data Page applies to the initial
Purchase Payment held in the Holding Account as of the Contract Issue Date. Funds allocated to the Holding
Account on different dates may be credited with a different rate of interest. The interest rate, once determined will never be less than the minimum guaranteed interest rate described below and will not change for the duration that the funds remain in the Holding Account.
We determine a new minimum guaranteed interest rate each calendar quarter (on each January 1 for the first calendar quarter, April 1 for the second calendar quarter, July 1 for the third calendar quarter, and October 1 for the fourth calendar quarter). For subsequent Purchase Payments, the minimum rate of interest credited on those amounts will be the minimum guaranteed interest rate we determine for the calendar quarter in which those Purchase Payments are allocated to the Holding Account. The minimum guaranteed interest rate will never be less than the lesser of:
•An annual rate of interest of 3%; or
•An annual rate of interest determined as follows:
oThe average of the three applicable monthly five-year Constant Maturity Treasury rates reported by the Federal Reserve (described below), and rounded to the nearest 0.05%;
oMinus 1.25%; and

oSubject to a minimum interest rate of 1.00%.
The three monthly five-year Constant Maturity Treasury rates used in the calculation above are as follows:
•The prior September, October, and November monthly five-year Constant Maturity Treasury rates will be used to determine the first quarter Minimum Guaranteed Interest Rate effective each January 1;
•The prior December, January, and February monthly five-year Constant Maturity Treasury rates will be used to determine the second quarter Minimum Guaranteed Interest Rate effective each April 1;
•The prior March, April, and May monthly five-year Constant Maturity Treasury rates will be used to determine the third quarter Minimum Guaranteed Interest Rate effective each July 1; and
•The prior June, July, and August monthly five-year Constant Maturity Treasury rates will be used to determine the fourth quarter Minimum Guaranteed Interest Rate effective each October 1.
Order of Operations for Contract Anniversary Processing
Step 1:  The Accumulation Credit Factors and Accumulation Unit Value are calculated and applied to the
Accumulation Units and Accumulation Credits to determine the Contract Value on Contract Anniversary.
Step 2: Transactions effective on the Contract Anniversary are processed first from the Variable Account Value until depleted then Risk Control Account Value in the following order, from first to last:
•Deposits, then
•Death Benefit, then
•Withdrawals, then
•Transfers, then
•Surrender, then
•Annuitization
Step 3:  The beginning Accumulation Credit Factors, Accumulation Credits, Accumulation Unit Value, and
Accumulation Units are determined for the next Contract Year.

CHARGES AND ADJUSTMENTS

Contract Fee
The annual Contract Fee percentage is 1.50% for Series B Contracts and 1.75% for Series C Contracts. We
deduct a Contract Fee from your Contract Value in the Variable Subaccounts and Risk Control Accounts on a
daily basis to compensate us for the expenses, expense risks, and mortality risk we assume under the
Contract.
The Contract Fee assessed against Contract Value held in the Variable Subaccounts is equal on an annual basis to the annual Contract Fee percentage multiplied by the average daily value of the Contract Value held in the Variable Subaccounts. The deduction of the Contract Fee reduces the Accumulation Unit Value for each
Variable Subaccount in which you are invested.
The Contract Fee assessed against Contract Value held in the Risk Control Accounts is equal on an annual basis to the annual Contract Fee percentage multiplied by the Accumulation Credit Factor for each Risk Control
Account at the start of the Risk Control Account Year. The deduction of the Contract Fee reduces the
Accumulation Credit Factor for each Risk Control Account in which you are invested, thereby reducing the
Index interest credited, if any, to values held in the Risk Control Accounts.
We do not assess the Contract Fee against Contract Value held in the Holding Account.

Surrender Charge (For Series B Contracts)
For Series B Contracts, we deduct a Surrender Charge from each Purchase Payment withdrawn during the five years following the allocation of such Purchase Payment that exceeds the Annual Free Withdrawal Amount.
The deduction of the Surrender Charge will reduce the amount you receive from a partial withdrawal or surrender of the Contract during the Accumulation Period. Each Purchase Payment has an individual Surrender
Charge schedule which begins when the Purchase Payment is credited to your Contract and continues for a period of five years, as shown in the table below. The amount of the Surrender Charge is determined separately for each Purchase Payment withdrawn and is expressed as a percentage of the Purchase Payment as follows:

Number of Years Since Purchase Payment Credited	Surrender Charge as a Percent of Purchase Payments Withdrawn
Less than 1	9%
At least 1 but less than 2	9%
At least 2 but less than 3	8%
At least 3 but less than 4	7%
At least 4 but less than 5	6%
5 or more	0%
For purposes of calculating the Surrender Charge, Purchase Payments are assumed to be withdrawn on a first-
in-first-out basis. This means that Purchase Payments that were allocated to your Contract first are considered to be withdrawn first and Purchase Payments are considered to be withdrawn before Earnings. Therefore, withdrawals will be processed to occur in the following order: (1) Purchase Payments that are no longer subject to a Surrender Charge as of the date of the withdrawal; (2) your Annual Free Withdrawal Amount; (3) Purchase
Payments that are subject to a Surrender Charge on a first-in-first-out basis; and (4) Earnings, if any, after all
Purchase Payments have been withdrawn. We will deduct the Surrender Charge from your withdrawal proceeds. We will deduct the Surrender Charge before we apply any Market Value Adjustment to withdrawal proceeds from the Risk Control Accounts. For examples of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital/Terminal Illness waiver described below;
•Required minimum distributions under the Internal Revenue Code that are withdrawn under the systematic withdrawal program provided by the Company;
•Withdrawal of Risk Control Account Value on a Risk Control Account Maturity Date;
•Purchase Payments that are no longer subject to a Surrender Charge as of the date of the partial withdrawal or full surrender;
•Your Annual Free Withdrawal Amount;
•Earnings, if any, after all Purchase Payments have been withdrawn;
•Death;
•At the time Contract Value is applied to an Income Payout Option; and
•Transfers.
We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where the Owner or
Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness waiver, as described below. Before granting the waiver, we may request a second opinion or examination of the Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver.  We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed Nursing Home or
Hospital, and has been confined to such Nursing Home or Hospital for at least 180 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the Nursing Home or Hospital, and such verification must be signed by the administrator of the facility
(not available in Massachusetts).
•Terminal Illness Waiver.  We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the
Annuitant’s immediate family (not available in New Jersey).
The laws of your state may limit the availability of the Surrender Charge waivers and may also change certain terms and/or benefits under the waivers. You should consult Appendix B and your Contract for further details on these variations. Also, even if you do not pay a Surrender Charge because of the waivers, a Market Value
Adjustment may apply and you may be required to pay taxes on the amount withdrawn. You should consult a tax advisor to determine the effect of a partial withdrawal on your taxes.
Surrender Charges offset promotion, distribution expenses, and investment risks borne by the Company. To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs out of the Contract Fees it collects and from its General Account.
Surrender Charges do not apply to Series C Contracts.
Market Value Adjustment (MVA)
The Market Value Adjustment is a positive or negative adjustment that may be made to the amount you receive if you surrender the Contract or take a partial withdrawal from the Risk Control Accounts during the
Accumulation Period. In general, if interest rate levels have increased at the time of surrender or partial withdrawal over their levels at the Risk Control Account Start Date, the Market Value Adjustment will be negative. Conversely, in general, if interest rate levels have decreased at the time of surrender or partial withdrawal over their levels at the Risk Control Account Start Date, the Market Value Adjustment will be positive.
The Market Value Adjustment only applies to withdrawals from the Risk Control Accounts and is calculated separately for each Risk Control Account. The Market Value Adjustment applies during every Risk Control
Account Period, for the entire Risk Control Account Period. This means it applies for the initial 5-year Risk
Control Account Period, is zero on the Risk Control Account Maturity Date, and restarts for any subsequent 5-
year Risk Control Account Period. A surrender or partial withdrawal from a Risk Control Account on a Risk
Control Account Maturity Date is not subject to a Market Value Adjustment.
You may obtain information about your Contract Value, including any applicable Market Value Adjustment, by calling us. Contract Values are calculated at the end of each Business Day and therefore fluctuate daily.  As a result, the Contract Value may be higher or lower at the time a requested transaction is completed than it was when you requested information.

A negative Market Value Adjustment could significantly decrease the amount you receive from a partial withdrawal or your Surrender Value. It is possible in extreme circumstances to lose up to 100% of your principal and previously credited interest due to the Market Value Adjustment regardless of the Risk
Control Account to which you allocated Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.
Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses related to changes in the value of the fixed income investments and other investments we use to back the guarantees under your Contract from the Risk Control Account Start Date to the time of a surrender or partial withdrawal if we have to sell those investments early to pay the surrender or partial withdrawal.
Application and Waiver. For each Risk Control Account, we will calculate the Market Value Adjustment as of the date we receive your Authorized Request. If the Market Value Adjustment is positive, we will increase your
Surrender Value or amount you receive from a partial withdrawal by the amount of the positive Market Value
Adjustment. If the Market Value Adjustment is negative, we will decrease the Surrender Value or amount you receive from a partial withdrawal by the amount of the negative Market Value Adjustment.
We will not apply a Market Value Adjustment to:
1.Death Benefit proceeds;
2.Transfers;
3.Partial withdrawals taken as required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program we provide;
4.Application of Contract Value to an Income Payout Option;
5.Partial withdrawals and surrenders from a Risk Control Account on the Risk Control Account Maturity
Date;
6.Partial withdrawals and surrenders from the Holding Account and the Variable Subaccounts; and
7.Amounts withdrawn for the Contract Fee.
No withdrawals or surrenders can be taken once Contract Value has been allocated to an Income Payout
Option, therefore no Market Value Adjustment will apply after the end of the Accumulation Period.
Market Value Adjustment Calculation. The Market Value Adjustment reflects, in part, the difference in yield of the Constant Maturity Treasury rate for a period consistent with the Risk Control Account Period beginning on the Risk Control Account Start Date and the yield of the Constant Maturity Treasury rate for a period starting on the date of surrender or partial withdrawal and ending on the Risk Control Account Maturity Date. The Constant
Maturity Treasury rate is a rate representing the average yield of various Treasury securities. The calculation also reflects in part the difference between the effective yield of the ICE BofA 1-10 Year U.S. Corporate
Constrained Index, Asset Swap Spread (the “ICE BofAML Index”), a rate representative of investment grade corporate debt credit spreads in the U.S., on the Risk Control Account Start Date and the effective yield of the
ICE BofAML Index at the time of surrender or partial withdrawal. The greater the difference in those yields, respectively, the greater the effect the Market Value Adjustment will have.
The amount of the Market Value Adjustment also reflects in part any change in the Accumulation Credit Factor for the Risk Control Account(s) determined at the time of surrender or partial withdrawal. We use the change in the Accumulation Credit Factor measured from the last Risk Control Account Anniversary (prior Accumulation
Credit Factor) to the date of surrender or partial withdrawal (current Accumulation Credit Factor) to increase or decrease the amount of the Market Value Adjustment. If the change in the Accumulation Credit Factor, the current Accumulation Credit Factor divided by the prior Accumulation Credit Factor, is positive (greater than one), we divide the amount of the withdrawal subject to the Market Value Adjustment by the change in the

Accumulation Credit Factor, which will decrease the amount subject to the market value adjustment factor and thereby reduce the amount of any positive or negative Market Value Adjustment. Conversely, if the change is negative (less than one), we divide the amount of the withdrawal subject to the Market Value Adjustment by the change in the Accumulation Credit Factor, which will increase the amount subject to the market value adjustment factor and therefore increase the amount of any positive or negative Market Value Adjustment. If there is no change in the Accumulation Credit Factor (the current Accumulation Credit Factor divided by the prior Accumulation Credit Factor equals one), there will be no change in the amount of the withdrawal subject to the market value adjustment factor and in the amount of any positive or negative Market Value Adjustment.
For information about the Market Value Adjustment Formula and examples of how we calculate Market Value
Adjustments, see the Statement of Additional Information.
Underlying Fund Fees and Expenses
There are fees and expenses charged by the mutual funds underlying the Variable Subaccounts. The fees and expenses incurred are described in the Funds’ prospectuses.
Other Transaction and Administrative Charges
Transfer Fee. Currently no fee is charged for transfers among the Risk Control Accounts and Variable
Subaccounts. However, we reserve the right to impose a transfer fee of $25 per transfer after the first 12 transfers in a Contract Year. Each Written Request or telephone/fax authorization is considered to be one transfer, regardless of the number of Subaccounts affected by the transfer. The fee is deducted on a Pro Rata basis first from any Variable Subaccount, then, if there are insufficient funds, from the Risk Control Accounts on a Pro Rata basis after the other funds are exhausted.
Research Fee. We may charge you a fee of up to $50 when you request information that is duplicative of information previously provided to you and requires research on our part. The fee is deducted on a Pro Rata basis according to the current values in the accounts, first from any Variable Subaccounts, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.
Wire Transfer Fee. We may charge you a fee of up to $90 when you request a wire transfer of funds from your
Contract. The fee reimburses us for the costs we incur in sending funds by wire transfer. The wire transfer fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable
Subaccounts, then, if there are insufficient funds, from the Holding Account and then from the Risk Control
Accounts on a Pro Rata basis after all the other funds are exhausted.
Express Mail Charge. We reserve the right to charge you a fee of up to $35 when you request that a check or other documents be sent via express mail. The express mail charge reimburses us for the costs we incur when sending materials by express mail. The fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable Subaccounts, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.
Duplicate Contract Charge. You can obtain a summary of your Contract at no charge. However, we will assess a $30 charge for each copy of your Contract that you request. A request for a duplicate copy of the
Contract must be made by a Written Request in Good Order. The fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable Subaccounts, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.
Premium Taxes
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5% of Purchase Payments.

Other Information
We assume investment risks and costs in providing the guarantees under the Contract. These investment risks include the risks we assume in providing the Floors for the Risk Control Accounts, the surrender rights available under the Contract, the Death Benefit and the income benefits. We must provide the rates and benefits set forth in your Contract regardless of how our General Account investments that support the guarantees we provide perform. To help manage our investment risks, we engage in certain risk management techniques. There are costs associated with those risk management techniques. You do not directly pay the costs associated with our risk management techniques. However, we take those costs into account when we set rates and guarantees under your Contract.

ACCESS TO YOUR MONEY

Partial Withdrawals
At any time during the Accumulation Period you may make partial withdrawals by Authorized Request. The minimum partial withdrawal amount is $100. Although withdrawal of Risk Control Account Value is generally not permitted while there is Variable Subaccount Value, you may withdraw Risk Control Account Value on the Risk
Control Account Maturity Date. You may provide specific instructions for withdrawal of Variable Subaccount
Value. If you do not provide specific instructions, withdrawals will be processed on a Pro Rata basis from the value in all Variable Subaccounts. If there is insufficient Variable Subaccount Value, Holding Account Value will be withdrawn. If there is insufficient Holding Account Value, the Risk Control Account Value will be withdrawn on a Pro Rata basis. Any applicable Surrender Charge and/or Market Value Adjustment will affect the amount available for a partial withdrawal. We will pay you the amount you request in connection with a partial withdrawal by redeeming Accumulation Units from the appropriate Variable Subaccounts, withdrawing Holding
Account Value, and/or redeeming Accumulation Credits from the appropriate Risk Control Accounts, if applicable.
To make a partial withdrawal, you must do so by Authorized Request. Partial withdrawals for less than $25,000 and changes to systematic withdrawals are permitted by telephone and in writing. The written consent of all
Owners and Irrevocable Beneficiaries must be obtained before we will process the partial withdrawal. If an
Authorized Request is received by 4:00 P.M. Eastern Time, it will be processed that day. If an Authorized
Request is received at or after 4:00 P.M. Eastern Time, it will be processed on the next Business Day.
If a partial withdrawal would cause your Surrender Value to be less than $2,000, we will provide written notice that the Contract will be surrendered 15 Business Days following mailing of the notice unless the Surrender
Value is increased to the minimum required value of $2,000.
The Contract may not be appropriate for investors who plan to take withdrawals or surrender the
Contract. Partial withdrawals may be subject to Surrender Charges (for Series B Contracts) and/or a
Market Value Adjustment (for Risk Control Accounts only). See “Benefits Available Under the Contract"
and "Charges and Adjustments” for more details. Partial withdrawals are subject to income tax and, if taken before age 59½, a 10% additional tax may apply. You should consult your tax advisor before taking a partial withdrawal. See “Federal Income Tax Matters.”
Systematic Withdrawals
You may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you. Although the Contract permits such withdrawals from the Risk Control Accounts before the end of the term, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the
Contract is appropriate for you. See “Benefits Available Under the Contract – Systematic Withdrawals."

Surrenders
You may surrender your Contract for the Surrender Value at any time during the Accumulation Period by
Authorized Request. The consent of all Owners and Irrevocable Beneficiaries must be obtained before the
Contract is surrendered. If an Authorized Request is received before 4:00 P.M. Eastern Time on a Business
Day, it will be processed that day. If an Authorized Request is received at or after 4:00 P.M. Eastern Time on a
Business Day or on a non-Business Day, it will be processed on the next Business Day.
If you surrender the Contract, you will receive the Surrender Value, as of the Business Day we received your
Authorized Request. The Surrender Value is equal to your Contract Value at the end of the Valuation Period in which we receive your Authorized Request, minus any applicable Surrender Charge (for Series B Contracts), adjusted for any applicable Market Value Adjustment for Risk Control Accounts.
The Surrender Value could be significantly lower than your Contract Value due to the Surrender Charge
(for Series B Contracts) and Market Value Adjustment. Federal income taxes may further reduce the amount you receive from a surrender, and a 10% additional tax may apply if taken before the Owner is age 59½. You should consult a tax advisor before requesting a surrender. Upon payment of the Surrender
Value, the Contract is terminated, and we have no further obligation under the Contract. We may require that the Contract be returned to our Administrative Office prior to making payment. The Surrender Value will not be less than the amount required by applicable state law. We will pay you the amount you request in connection with a full surrender by redeeming Accumulation Units from the Variable Subaccounts and/or Accumulation
Credits from the Risk Control Accounts, and withdrawing Holding Account Value, if applicable.
Annual Free Withdrawal Amount (For Series B Contracts)
Each Contract Year, you may withdraw up to 10% of the total Purchase Payments allocated within the five years preceding the time of the withdrawal for that Contract Year without incurring a Surrender Charge (for
Series B Contracts), although a Market Value Adjustment may apply. As long as the partial withdrawals you take during a Contract Year do not exceed the Annual Free Withdrawal Amount, we will not assess a Surrender
Charge.
If you make a partial withdrawal of less than the Annual Free Withdrawal Amount, the remaining Annual Free
Withdrawal Amount will be applied to any subsequent partial withdrawal which occurs during the same Contract
Year. Any remaining Annual Free Withdrawal Amount will not carry over to a subsequent Contract Year. Partial annuitization will count toward the Annual Free Withdrawal Amount.
The Annual Free Withdrawal Amount is subtracted from full surrenders for purposes of calculating the
Surrender Charge.
Partial Withdrawal and Surrender Restrictions
Your right to make partial withdrawals and surrender the Contract is subject to any restrictions imposed by any applicable law or employee benefit plan.
Right to Defer Payments
Generally, the amount of any partial withdrawal or full surrender will be paid to you within seven days after we receive your Authorized Request. With respect to the Risk Control Accounts and the Holding Account, we
reserve the right to postpone payment for up to six months after we receive your Authorized Request, subject to obtaining prior written approval by the state insurance commissioner if required by the law of the state in which we issued the Contract. In the event of postponement as described above, we will pay interest on the proceeds if required by state law, calculated at the effective annual rate and for the time period required under state law.
With respect to Variable Subaccounts, to the extent permitted by applicable law, we reserve the right to postpone payment of any partial withdrawal or full surrender or Death Benefit proceeds for any period when: (i)
the New York Stock Exchange is closed (other than customary weekend and holiday closings), or the SEC determines that trading on the exchange is restricted; (ii) the SEC determines than an emergency exists such that disposal of securities held in the Variable Separate Account, or the termination of their value, is  not reasonably practicable; or (iii) the SEC, by order, permits us to defer payment to protect persons with interests in the Funds. In addition, pursuant to SEC rules, if the money market fund available as one of the Fund options
(the “Money Market Fund”) suspends payment of redemption proceeds in connection with the liquidation of the
Money Market Fund, we may delay a transfer or payment of any partial withdrawal or full surrender from the
Variable Subaccount investing in the Money Market Fund (“Money Market Subaccount”) until the Money Market
Fund is liquidated. Moreover, if the Money Market Fund suspends payment of redemption proceeds in connection with the implementation of liquidity gates by such Money Market Fund, we will delay transfer or payment of any partial withdrawal or full surrender from the Money Market Subaccount until the removal of such liquidity gates.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract. The availability of Variable Subaccounts, Risk Control Accounts, Contract benefits, and other Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.

Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions and Limitations
Death Benefit	Provides a death benefit during the Accumulation Period equal to the Contract Value.	Standard	No Charge	None.
Express Portfolios	Provides asset allocation portfolios to assist you in selecting Investment Options. The Express Portfolio use Risk Control Accounts and Variable Subaccounts to accommodate various risk tolerances.	Optional	No Charge	Only available at the time of purchase.
Automatic Rebalance Program	Returns your Contract Values to the Allocation Levels on file with us through a rebalancing schedule.	Standard	No Charge	There is a set schedule of when rebalancing occurs at various levels of the Contract.
Systematic Withdrawals	Provide payments on a schedule as set up by you.	Optional	No Charge	Withdrawals may be subject to a Surrender Charge (for Series B Contracts) or Market Value Adjustment.
Death Benefit
Death of the Owner. The Contract provides a Death Benefit during the Accumulation Period. The Death
Benefit terminates on the earlier of the termination of the Contract or when the entire Contract is applied to an
Income Payout Option.
If the Owner dies during the Accumulation Period (if there are joint Owners, the Death Benefit will become payable after the first joint Owner dies), a Death Benefit will become payable to the Beneficiary. We will pay the
Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:

•Proof of Death of the Owner while the Contract is in force;
•our claim form from each Beneficiary, properly completed; and
•any other documents we require.
The Death Benefit will equal the Contract Value on the date we receive all the documents listed above. If we receive Proof of Death before 4:00 P.M. Eastern Time on a Business Day, we will determine the amount of the
Death Benefit as of that day. If we receive Proof of Death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. The Death Benefit proceeds will be paid within 7 days after our receipt of due proof of death and all other required documents as described above.
No Surrender Charges or Market Value Adjustments will apply to the Death Benefit.
Within 60 days after we receive Proof of Death, the Beneficiary must elect the payment method for the Death
Benefit. Those options are described below. We will pay the Death Benefit in a manner that complies with the requirements of Section 72(s) or 401(a)(9) of the Internal Revenue Code, as applicable. If one or more
Beneficiaries do not elect a payment method within 60 days of our receipt of due proof of death of the Owner, we will pay the Death Benefit proceeds to those Beneficiaries who did elect a payment method according to the payment method elected by the Beneficiary. If the Beneficiary has not elected a payment method, the
Beneficiary’s interest in the Contract will be distributed as a lump sum immediately following the 60-day period.
Death of Annuitant While the Owner is Living. If an Owner is a non-natural person, and an Annuitant dies during the Accumulation Period the following will occur: (i) if there is a surviving Joint Annuitant, the surviving
Joint Annuitant will become the Annuitant; and (ii) if there is no Joint Annuitant, the Owner (Primary Owner if
Joint Owner) will become the Annuitant. If, however, the Owner is a non-natural person, and an Annuitant dies during the Accumulation Period the following will occur: (i) The death of any Annuitant will be treated as the death of the Owner and Death Benefit proceeds must be distributed in accordance with the Death Benefit
Options; and (ii) if there is no Joint Annuitant, the Beneficiary must elect to receive the Death Benefit proceeds.
If you have any questions concerning the criteria you should use when choosing Annuitants under the Contract, or the treatment of your Contract, consult your legal counsel or financial professional.
Death Benefit Payment Options. The following rules apply to the payment of the Death Benefit under a Non-
Qualified Contract:
•Spouses – If the sole Beneficiary is the surviving Spouse of the deceased Owner, then he or she may choose to continue the Contract and become the new Owner (except under certain Qualified
Contracts). At the death of the surviving Spouse, this provision may not be used again, even if that surviving Spouse remarries. In that case, the rules for non-Spouses will apply. A surviving Spouse may also elect to receive the Death Benefit proceeds in a lump sum, apply the proceeds to an Income
Payout Option, or receive the Death Benefit proceeds within five years of the date of the Owner’s death.
•Non-Spouses – If the Beneficiary is not the surviving Spouse of the deceased Owner, then this
Contract cannot be continued. Instead, upon the death of any Owner, the Beneficiary must choose one of the following:
oReceive the Death Benefit (if the Beneficiary is a natural person) pursuant to one of the Income
Payout Options. Payments under an Income Payout Option must begin within one year of the
Owner’s death and must not extend beyond the Beneficiary’s life expectancy;
oReceive the Death Benefit in one lump sum following our receipt of Proof of Death; or
oReceive the Death Benefit in one lump sum, deferred for up to five years from the date of the
Owner’s death.

Upon receipt of Proof of Death, the Beneficiary must instruct us how to treat the proceeds subject to the distribution rules discussed above. Other minimum distribution rules apply to Qualified Contracts.
Death of Owner or Annuitant On or After the Payout Date.  If an Annuitant dies during the Payout Period, remaining income payments or Death Benefit proceeds, if any, will be distributed as provided by the Income
Payout Option in effect. The Income Payout Option in effect will determine whether additional income payments or a Death Benefit apply.
If an Owner dies during the Payout Period, any remaining income payments will be distributed at least as rapidly as provided by the Income Payout Option in effect.
Interest on Death Benefit Proceeds. Interest will be paid on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.
Abandoned Property Requirements.  Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the Death
Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
The distribution of annuity contracts to the state abandoned property division is subject to tax information reporting, federal income tax withholding and state income tax withholding, where applicable. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.
Express Portfolios
Certain asset allocation portfolios or “Express Portfolios” are available to assist you in selecting Investment
Options. At the time you purchase the Contract, you may elect to allocate all of your Purchase Payments according to one of the Express Portfolios. Each Express Portfolio allocates your Purchase Payments among the Variable Subaccounts and Risk Control Accounts based on a specified allocation percentage for each
Investment Option available under the Express Portfolio. Each Express Portfolio employs different investment styles and allocates Purchase Payments among Investment Options to match a specified level of risk tolerance
(e.g., conservative, moderate and aggressive). You and your investment adviser can use an Express Portfolio as a tool to help select a menu of investment options under the Contract that matches your level of risk tolerance. There is no separate charge for selecting an Express Portfolio.
The Express Portfolios are only available on or before the Contract Issue Date. You may select only one
Express Portfolio and you must allocate 100% of your initial Purchase Payment to that Express Portfolio. Each
Express Portfolio contains several different Investment Options that in combination may create different degrees of exposure to market risks and corresponding opportunities for more potential growth, while other combinations of investment options may offer different degrees of protection from market risks but lower growth potential. If you elect to invest according to one of the Express Portfolios, we will invest your initial Purchase
Payment according to the specified allocation percentages of the Express Portfolio you selected.
If you make additional Purchase Payments, the Purchase Payments will be invested according to the allocation percentages of your Express Portfolio, subject to additional requirements described in “Allocating Your
Purchase Payments." If you submit new allocation instructions after the Contract Issue Date, these instructions will replace your existing instructions and will terminate your participation in the Express Portfolio. Changes to instructions for the Variable Subaccounts will take effect on the date we receive the request. Changes to instructions for investments in the Risk Control Accounts will take effect following our receipt of the request in
Good Order either on the next Risk Control Account Anniversary or Risk Control Maturity Date, depending on the change requested. In either case, you will not be able to select a new Express Portfolio. However, you can always submit new allocation instructions that replicate the allocation percentages under an existing Express
Portfolio.
If you are interested in the Express Portfolios, you should consult your investment adviser. In providing these
Express Portfolios, we are not providing investment advice. You are responsible for determining which Express
Portfolio is best for you. The Express Portfolios are an allocation tool, and investing by means of an Express
Portfolio does not ensure a profit or protect against a loss. The compositions of the Express Portfolios may vary over time. The composition of the Express Portfolio you select will not change unless a Variable Subaccount or
Risk Control Account option is discontinued, you terminate your Express Portfolio by amending your allocation instructions, or you discontinue an Automatic Rebalance Program at levels C or V. We reserve the right to discontinue current Express Portfolios and making available new Express Portfolios in the future.
Automatic Rebalance Program
During the Accumulation Period, we will automatically rebalance your Contract Value among the Risk Control
Accounts and/or Variable Subaccounts on specified dates based on your most recent allocation instructions that we have on file. See “Allocating Your Purchase Payments - Reallocations - Automatic Rebalance Program”
for more details.
Systematic Withdrawals
You may elect to receive periodic partial withdrawals under our systematic withdrawal plan either at the time of application or at any other time by Authorized Request. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you. Such withdrawals must be at least $100 each. Generally, you must be at least age 59½ to participate in the systematic withdrawal plan. The withdrawals may be requested on the following basis:
•As a specified dollar amount; or
•In an amount equal to your required minimum distribution under the Internal Revenue Code.
For systematic withdrawals of Variable Subaccount Value, you may provide specific withdrawal instructions. If you do not provide instructions or if there is insufficient Variable Subaccount Value for the specified subaccounts, withdrawals will be processed on a Pro Rata basis from the value in all Variable Subaccounts. If there is insufficient Variable Subaccount Value, Holding Account Value will be withdrawn. If there is insufficient
Holding Account Value, Risk Control Account Value will be withdrawn on a Pro Rata basis. No Surrender
Charges or Market Value Adjustment will be deducted from systematic withdrawals to satisfy minimum required distributions established by the Internal Revenue Code. Other systematic withdrawals may be subject to
Surrender Charges (for Series B Contracts) if they exceed the 10% Annual Free Withdrawal Amount. A Market
Value Adjustment will be applied to all amounts taken from a Risk Control Account unless the systematic withdrawals are taken to satisfy minimum required distribution obligations. Although the Contract permits such withdrawals from the Risk Control Accounts before the end of the term, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
Participation in the systematic withdrawal plan will terminate on the earliest of the following events:
•The Surrender Value falls below the minimum required value of $2,000;
•A termination date that you have specified is reached;
•You request that your participation in the plan cease; or
•The Payout Date is reached.
There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax advisor before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

INCOME PAYMENTS – THE PAYOUT PERIOD

Payout Date
When you purchase the Contract, we will set the Payout Date as the Contract Anniversary following the
Annuitant’s 95th birthday. If there are Joint Annuitants, we will set the Payout Date based on the age of the oldest Joint Annuitant. Please refer to the Data Page of your Contract for details.
You may change the Payout Date by sending an Authorized Request, provided: (i) the request is made while an
Owner is living; (ii) the request is received at our Administrative Office at least 30 days before the anticipated
Payout Date; (iii) the requested Payout Date is at least two years after the Contract Issue Date; and (iv) the requested Payout Date is no later than the anticipated Payout Date as shown on your Data Page. Any such change is subject to any maximum maturity age restrictions that may be imposed by law.
Payout Period
The Payout Period is the period of time that begins on the Payout Date and continues until we make the last payment as provided by the Income Payout Option chosen. On the first day of the Payout Period, your Contract
Value will be applied to the Income Payout Option you selected. A Surrender Charge and Market Value
Adjustment will not apply to proceeds applied to an Income Payout Option. You cannot change the Annuitant or
Owner on or after the Payout Date for any reason. When the Payout Period begins, you will no longer be able to make withdrawals.
Terms of Income Payments
We use fixed rates of interest to determine the amount of fixed income payments payable under the Income
Payout Options. Fixed income payments are periodic payments from us to the designated Payee, the amount of which is fixed and guaranteed by us. The amount of each payment depends on the form and duration of the
Income Payout Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the Income Payments and the applicable income purchase rates in the Contract. The income purchase rates in the Contract are based on a minimum guaranteed interest rate of 1%. We may, in our discretion and on a non-discriminatory basis, make Income Payments in an amount based on a higher interest rate. Once income payments begin, you cannot change the terms or method of those payments. We do not apply a Surrender Charge or Market Value Adjustment to income payments.
We will make the first income payment on the Payout Date. We may require proof of age and gender (if the
Income Payout Option rate is based on gender) of the Annuitant/Joint Annuitants before making the first income payment. To receive income payments, the Annuitant/Joint Annuitant must be living on the Payout Date and on the date that each subsequent payment is due as required by the terms of the Income Payout Option. We may require proof from time to time that this condition has been met.
Electing an Income Payout Option
You and/or the Beneficiary may elect to receive one of the Income Payout Options described below. The
Income Payout Option and distribution, however, must satisfy the applicable distribution requirements of
Section 72(s) or 401(a)(9) of the Internal Revenue Code, as applicable.
The election of an Income Payout Option must be made by Authorized Request. The election is irrevocable after the payments commence. The Payee may not assign or transfer any future payments under any option.
The amount applied under each option must be at least $2,500, or the amount required to provide an initial monthly income payment of $20. If the Contract Value is less than $2,500, we may make a lump sum payment equal to the Contract Value in lieu of income payments.

We will make income payments monthly, quarterly, semiannually, or annually for the Installment Option. Life
Income and Joint Survivor options allow monthly income payments. We will also furnish the amount of such payments on request. Payments that are less than $20 will only be made annually.
If you do not select an Income Payout Option, we will make monthly payments on the following basis, unless the Internal Revenue Code requires that we pay in some other manner in order for this Contract to qualify as an annuity or to comply with Section 401(a)(9), in which case we will comply with those requirements;
•Life Income Option with a 10-Year Guaranteed Period Certain (as described below) for Contracts with one Annuitant; and
•Joint and Survivor Life Income Option with a 10-Year Guaranteed Period Certain (as described below)
for Contracts with two Annuitants.
You may change your Income Payout Option any time before payments begin on the Payout Date.
Income Payout Options
We offer the following Income Payout Options described below. The frequency and duration of income payments will affect the amount you receive with each payment. In general, if income payments are expected to be made over a longer period of time, the amount of each income payment will be less than the amount of each income payment if income payments are expected to be made over a shorter period of time. Similarly, more frequent income payments will result in the amount of each income payment being lower than if income payments were made less frequently for the same period of time.
Option 1 -- Installment Option.  We will pay monthly income payments for a chosen number of years, not less than 10, nor more than 30. If the Annuitant dies before income payments have been made for the chosen number of years:  (a) income payments will be continued for the remainder of the period to the Payee; or (b)
the present value of the remaining income payments, computed at the interest rate used to create the Option 1 rates, will be paid to the Payee or to the Owner, if there is no surviving Payee. For purposes of the present value calculation, guaranteed rates will be used.
Option 2 -- Life Income Option -- Guaranteed Period Certain.  We will pay monthly income payments for as long as the Annuitant lives. If the Annuitant dies before all the income payments have been made for the guaranteed period certain:  (a) income payments will be continued for the remainder of the guaranteed period to the Payee; or (b) the present value of the remaining income payments, computed at the interest rate used to create the Option 2 rates, will be paid to the Payee or to the Owner, if there is no surviving Payee. For purposes of the present value calculation, guaranteed rates will be used. The guaranteed period certain choices are 0 (life income only), 5, 10, 15, or 20 years.
Option 3 -- Joint and Survivor Life Income Option – Guaranteed Period Certain.  We will pay monthly income payments for as long as either of the Annuitants lives. If at the death of the second surviving Annuitant, income payments have been made for less than 10 years:  (a) income payments will be continued for the remainder of the guaranteed period certain to the Payee; or (b) the present value of the remaining income payments, computed at the interest rate used to create the Option 3 rates, will be paid to the Payee or to the
Owner, if there is no surviving Payee. For purposes of the present value calculation, guaranteed rates will be used.
The Income Payout Options described above may not be offered in all states. Any state variations are described in Appendix B. Further, we may offer other Income Payout Options. More than one option may be elected. If your Contract is a Qualified Contract, not all options may satisfy required minimum distribution rules.
In addition, note that effective for Qualified Contract Owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death to satisfy required minimum distribution rules. Consult a tax advisor.
Option 2 and Option 3 pay monthly income payments. We do allow partial annuitization. Partial annuitization will count toward the Annual Free Withdrawal Amount.

FEDERAL INCOME TAX MATTERS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.
General Tax Treatment
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes.
If you invest in an annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.
Tax law imposes several requirements that annuities must satisfy to receive the tax treatment normally accorded to annuity contracts. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and this discussion is based on that assumption. Non-Qualified Contracts contain provisions that are intended to comply with these Internal Revenue Code requirements; we intend to review such provisions and modify them, if necessary, to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.  Other rules may apply to Qualified Contracts.
Diversification Requirements
Section 817(h) of the Internal Revenue Code provides that separate account investments underlying a contract must be “adequately diversified” in accordance with Treasury regulations for the Contract to qualify as an annuity contract under Section 72 of the Internal Revenue Code. The Variable Account, through each Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the
Internal Revenue Code, which affect how the assets in the various Subaccounts may be invested. Although we do not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Internal Revenue Code.
Owner Control
In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.
Taxation of Withdrawals
Non-Qualified Contracts. When a partial withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the
Contract Value, without adjustment for any applicable Surrender Charge, immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Qualified Contracts. In the case of a withdrawal under a Qualified Contract, you are taxed based on the portion of the withdrawal that exceeds your “investment in the contract” (often referred to as cost basis). For
Qualified Contracts, you typically have not paid tax on the Purchase Payment contributed to your Contract, and therefore there is generally no cost basis. As a result, most amounts withdrawn from the Contract will be treated as fully taxable ordinary income. Exceptions to this general rule include withdrawals from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made. We generally do not track employee contributions. You should consult your tax advisor.
Market Value Adjustment
The Contract Value immediately before a withdrawal may be increased or decreased by a Market Value
Adjustment that results from a withdrawal. There is, however, no definitive guidance on the proper tax treatment of Market Value Adjustments and you should discuss the potential tax consequences of a Market Value
Adjustment with your tax advisor.
Additional Tax on Certain Withdrawals
In the case of a distribution, there may be an imposed federal additional tax equal to ten percent of the amount treated as income. In general, however, there is no additional tax on distributions if:
•you die;
•you become disabled;
•you receive a series of substantially equal periodic payments made (at least annually) for your life (or life expectancy) or the joint lives (or life expectancies) for you and your named beneficiary;
•your withdrawal is a qualified reservist distribution;
•the distribution is due to any IRS levy;
•your withdrawal is due to a terminal illness distribution; or
•you withdraw funds up to the cap for domestic violence abuse distribution.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions may apply to distributions from a
Qualified Contract. You should consult a qualified tax advisor.
Substantially Equal Periodic Payments
Substantially equal periodic payments must continue until the later of reaching age 59½ or five years.
Modification of payments during that time period will result in the retroactive application of the 10% additional tax. You should consult a qualified tax advisor before making a modification.
Taxation of Income Payments
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each income payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an income payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of income payments, as determined when income payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each income payment is subject to tax as ordinary income.
Partial Annuitization
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. The payment options under the Contract are intended to qualify for this "partial annuitization"
treatment. Please consult a tax advisor if you are considering a partial annuitization.

Taxation of Death Benefit Proceeds
Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as income payments.
To be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Internal Revenue
Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s)
requires that (i) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (ii) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death unless distributions are made over life or life expectancy, beginning within one year of the death of the Owner. However, if the designated Beneficiary is the surviving spouse of the deceased
Owner, the Contract may be continued with the surviving spouse as the new Owner.
Transfers, Assignments or Exchanges of the Contract
A transfer or assignment of ownership of the Contract, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of the Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding
Annuity and pension Distributions are generally subject to federal income tax withholding. They may also be subject to state income tax withholding, where applicable. Recipients can generally elect, however, not to have tax withheld from distributions. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions. Certain limitations may apply. Please consult a tax advisor before making any withholding election.
“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as
Beneficiary or alternative Payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or
(ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal Estate Taxes, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a
Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the contingent Owner or the actuarial value of the payments to be received by the
Beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Internal Revenue Code may impose a generation-skipping transfer tax
(“GST”) when all or part of an annuity contract is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The federal estate tax, gift tax and GST tax exemptions and maximum rates may each be adjusted.
The potential application of these taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Same-Sex Spouses
Under the Contract, a surviving spouse may have certain continuation rights that he or she may elect to exercise upon your death for the Contract’s Death Benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S.
Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
Annuity Purchases By Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or U.S. permanent residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Additional Information about the Taxation of Non-Qualified Contracts
This discussion generally applies to Contracts owned by natural persons. See “Non-Natural Person” below for a discussion of Non-Qualified Contracts owned by persons such as corporations and trusts that are not natural persons.
Medicare Tax. Distributions from a Non-Qualified Contract will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the Purchase Payment or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax advisor.
Additional Information about the Taxation of Qualified Contracts
Individual Retirement Annuities (IRAs), as defined in Section 408 of the Internal Revenue Code, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA
(other than nondeductible contributions) are taxed when distributed from the IRA. A 10% additional tax generally applies to distributions made before age 59½, unless an exception applies. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversion to Roth IRAs.
Roth IRAs, as described in Internal Revenue Code Section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another
Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.
Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made (i) before age 59½ (subject to certain exceptions) or (ii) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% additional tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and
Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.
Required Minimum Distributions. Qualified Contracts have required minimum distribution (“RMD”) rules that govern the timing and amount of distributions. You should refer to your Contract or consult a tax advisor for more information about these rules. The required beginning date for these distributions is based on your applicable age as defined in the tax law. You should refer to your Contract, retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.
If distributions from your IRA are made in the form of an annuity, and the annuity payments in a year exceed the amount that would be required to be distributed for the year under the rules for non-annuitized contracts
(determined by treating the IRA’s account balance as including the value of the annuity), the excess can be counted towards satisfying the RMD with respect to any non-annuitized account balance in your IRA(s). You should consult a tax advisor if you want to use this special rule.
Effective for Qualified Contract Owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the
Owner’s death in order to satisfy RMD rules. Consult a tax advisor.
If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If you fail to take your full RMD for a year, you should consult with a tax advisor for more information.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.
What Acts may result in Penalties or Additional Taxes?

There are tax advantages to using an annuity for retirement savings. The tax advantages may be offset by additional taxes and penalties if you are not familiar with and follow the rules.
For example, there may be additions to regular tax for the following activities:
•Taking early distributions
•Allowing excess amounts to accumulate for failing to tax required distributions
•Making excess contributions
There may be penalties for the following, without limitation:
•Overstating the amount of nondeductible contributions
•Not having enough tax withheld
•Failing to report income
Please consult with your personal advisor to understand when additional tax or penalties may apply.

OTHER INFORMATION

Important Information about the Indices
ICE BofAML Index.  The Contract is not sponsored, endorsed, sold or promoted by Bank of America/Merrill
Lynch (“BofA Merrill Lynch”). BofA Merrill Lynch has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Contract, nor makes any representation or warranty, express or implied, to the Owners of the Contract or any member of the public regarding the Contract or the advisability of investing in the Contract, particularly the ability of the ICE BofAML Index to track performance of any market or strategy. BofA Merrill Lynch’s only relationship to the Company is the licensing of certain trademarks and trade names and indices or components thereof. The ICE BofAML Index is determined, composed and calculated by BofA Merrill Lynch without regard to the Company or the Contract or its Owners.
BofA Merrill Lynch has no obligation to take the needs of the Company or the Owners of the Contract into consideration in determining, composing or calculating the ICE BofAML Index. BofA Merrill Lynch is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the
Contract to be issued or in the determination or calculation of the equation by which the Contract is to be priced, sold, purchased, or redeemed. BofA Merrill Lynch has no obligation or liability in connection with the administration, marketing, or trading of the Contract.
BOFA MERRILL LYNCH DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF
THE ICE BOFAML INDEX OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH SHALL HAVE
NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN. BOFA
MERRILL LYNCH MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
THE COMPANY, HOLDERS OF THE PRODUCT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF
THE ICE BOFAML INDEX OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH MAKES NO
EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE ICE
BOFAML INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN
NO EVENT SHALL BOFA MERRILL LYNCH HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE,
INDIRECT, INCIDENTAL, CONSEQUENTIAL DAMAGES, OR LOST PROFITS, EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES.
The ICE BofAML Index is a trademark of Bank of America/Merrill Lynch or its affiliates and has been licensed for use by the Company.

S&P 500 Index.  The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Company is the licensing of certain trademarks and trade names of
S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the
Company or the Contract. S&P has no obligation to take the needs of the Company or the Owners of the
Contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Contract.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX
OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS,
OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS
TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE PRODUCT, OR ANY OTHER
PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P
MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P
500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO
EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR
CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF
SUCH DAMAGES.
The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. The S&P 500 Index can go up or down based on the stock prices of the 500 companies that comprise the Index. The S&P 500 Index does not include dividends paid on the stocks comprising the Index and therefore does not reflect the full investment performance of the underlying stocks.
The S&P 500 Index is a trademark of Standard & Poor’s or its affiliates and has been licensed for use by the Company.
MSCI EAFE Index.  The Contract is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital
International Inc. (“MSCI”). MSCI makes no representation or warranty, express or implied, to the owners of the
Contract or any member of the public regarding the advisability of investing in securities generally or in the
Contract particularly or the ability of the MSCI EAFE Index to track general stock market performance. MSCI’s only relationship to the Company is in the licensing of certain trademarks and trade names of MSCI and of the
MSCI EAFE Index which is determined, composed and calculated by MSCI without regard to the Company or the Contract. MSCI has no obligation to take the needs of the Company or the Owners of the Contract into consideration in determining, composing or calculating the MSCI EAFE Index. MSCI is not responsible for and has not participated in the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. MSCI has no obligation or liability in connection with the administration, marketing or trading of the Contract.
MSCI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MSCI EAFE
INDEX OR ANY DATA INCLUDED THEREIN AND MSCI SHALL HAVE NO LIABILITY FOR ANY ERRORS,
OMISSIONS, OR INTERRUPTIONS THEREIN. MSCI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS
TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE PRODUCT, OR ANY OTHER
PERSON OR ENTITY FROM THE USE OF THE MSCI INDEX OR ANY DATA INCLUDED THEREIN. MSCI
MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MSCI
EAFE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO
EVENT SHALL MSCI HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR

CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF
SUCH DAMAGES.
The MSCI EAFE Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the U.S. and Canada. With 912 constituents, the MSCI EAFE
Index covers approximately 85% of the free float-adjusted market capitalization in each country.
The MSCI EAFE Index is a trademark of MSCI or its affiliates and has been licensed for use by the
Company.
Distribution of the Contract
We no longer issue new Contracts. We have entered into a distribution agreement with our affiliate, CBSI, for the distribution of the Contract. CBSI is a wholly-owned subsidiary of CUNA Mutual Investment Corporation
(“CMIC”). The principal business address of CBSI is 2000 Heritage Way, Waverly, IA 50677.
We and CBSI enter into selling agreements with other broker-dealers (the "Selling Broker-Dealers") registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), who are members of the Financial
Industry Regulatory Authority, Inc. (“FINRA”). Contracts are sold by registered representatives of the Selling
Broker-Dealers (the “Selling Agents”). In those states where the Contract may be lawfully sold, the Selling
Agents are licensed as insurance agents by applicable state insurance authorities and are appointed as agents of the Company.
Until May 2022, CBSI offered securities directly to customers through its registered representatives, many of whom are also employed by CBSI’s affiliates or various credit unions. Pursuant to agreements between CBSI and LPL Financial (“LPL”), most of them registered as LPL’s Selling Agents, and CBSI receives compensation from LPL for certain sales.
The Selling Broker-Dealers receive compensation for the promotion and sale of the Contract. The Selling
Agents who solicit sales of the Contract typically receive a portion of the compensation paid to the Selling
Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the
Selling Broker-Dealer and the Selling Agent. The amount and timing of commissions paid to Selling Broker-
Dealers may vary depending on the selling agreement and the Contract sold but is not expected to be more than 7.25% of each Purchase Payment. We and/or our affiliates may also pay asset-based commission
(sometimes called trail commissions) and may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations.
We also pay compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of ours, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  These allowances may be based on a percentage of each Purchase Payment.
In addition to the compensation described above, we may make additional cash payments, in certain circumstances referred to as "override" compensation or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.
These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, increased access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of our products, assistance in training and education of the Selling Agents, and opportunities for us to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our annuity contracts (including the Contract) and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a
Contract.
Commissions and other incentives or payments described above are not charged directly to you. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of
Contract benefits through the fees and charges imposed under the Contract.
Authority to Change
Only the President or Secretary of the Company may change or waive any of the terms of your Contract.  Any change must be in writing and signed by the President or Secretary of the Company. You will be notified of any such change, as required by law.
Incontestability
We consider all statements in your application (in the absence of fraud) to be representations and not warranties. We will not contest your Contract.
Misstatement of Age or Gender
If an Annuitant’s date of birth is misstated, we will adjust the income payments under the Contract to be equal to the payout amount the Contract Value would have purchased based on the Annuitant’s correct date of birth.
If an Annuitant’s gender has been misstated, and the Life Income Rate Type is based on gender, we will adjust the income payments under the Contract to be equal to the payout amount the Contract Value would have purchased based on the Annuitant’s correct gender. We will add any underpayments to the next payment. We will subtract any overpayment from future payments. We will not credit or charge any interest to any underpayment or overpayment.
Conformity with Applicable Laws
The provisions of the Contract conform to the minimum requirements of the state in which the Contract is delivered (i.e., the “state of issue”). The laws of the state of issue control any conflicting laws of any other state in which the Owner may live on or after the Contract Issue Date. If any provision of your Contract is determined not to provide the minimum benefits required by the state in which the Contract is issued, such provision will be deemed to be amended to conform or comply with such laws or regulations. Further, the Company will amend the Contract to comply with any changes in law governing the Contract or the taxation of benefits under the
Contract.
Reports to Owners
At least annually, we will mail a report to you at your last known address of record, a report that will state the beginning and end dates for the current report period; your Contract Value at the beginning and end of the current report period; the amounts that have been credited and debited to your Contract Value during the current report period, identified by the type of activity the amount represents; the Surrender Value at the end of the current report period; and any other information required by any applicable law or regulation.
You also will receive confirmations of each financial transaction, such as transfers, withdrawals, and surrenders.
Householding
To reduce service expenses, the Company may send only one copy of certain mailings and reports per household, regardless of the number of contract owners at the household. However, you may obtain additional copies upon request to the Company. If you have questions, please call us at 1-800-798-5500, Monday through
Friday, 7:30 A.M. to 6:00 P.M. Central Time.

Change of Address
You may change your address by writing to us at our Administrative Office. If you change your address, we will send a confirmation of the address change to both your old and new addresses.
Inquiries
You may make inquiries regarding your Contract by writing to us or calling us at our Administrative Office.
Legal Proceedings
Like other insurance companies, we routinely are involved in litigation and other proceedings, including class actions, reinsurance claims and regulatory proceedings arising in the ordinary course of our business. In recent years, the life insurance and annuity industry, including us and our affiliated companies, has been subject to an increase in litigation pursued on behalf of both individual and purported classes of insurance and annuity purchasers, questioning the conduct of insurance companies and their agents in the marketing of their products. In addition, state and federal regulatory bodies, such as state insurance departments and attorneys general, periodically make inquiries and conduct examinations concerning compliance by us and others with applicable insurance and other laws.
In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company has established procedures and policies to facilitate compliance with laws and regulations and to support financial reporting.
These actions are based on a variety of issues and involve a range of the Company's practices. We respond to such inquiries and cooperate with regulatory examinations in the ordinary course of business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial statements of the Company, nor have a material adverse impact on the Variable Separate Account, on
CBSI’s ability to perform its contract with the Variable Separate Account, nor the Company’s ability to meet its obligations under the Contracts.

FINANCIAL STATEMENTS

The Company's statutory basis financial statements are hereby incorporated by reference to the Form N-VPFS filed with the SEC by the Company on April 1, 2026. The Company’s financial statements should be distinguished from the financial statements of the Variable Separate Account, and you should consider the
Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your
Contract.
The Variable Separate Account’s Financial Statements are hereby incorporated by reference to the Form N-
VPFS filed with the SEC by the Variable Separate Account on April 1, 2026 (File No. 811-23092).

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Subaccounts
The following is a list of the Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://
www.trustage.com/regulatory-documents. You can also request this information at no cost by calling
1-800-798-5500 or by sending an email request to  AnnuityAndPRTManagersMail@trustage.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income	Invesco V.I. Global Real Estate Fund (Series I) (4) Invesco Advisers, Inc. (Adviser) Invesco Asset Management Ltd. (Subadviser)	1.02%	7.85%	1.73%	2.44%
Long-term growth of capital	Invesco V.I. Small Cap Equity Fund (Series I) Invesco Advisers, Inc. (Adviser)	0.96%	8.05%	7.32%	9.55%
Capital appreciation	Invesco V.I. International Growth Fund (Series I) (f/k/a INVESCO Oppenheimer V.I. International Growth Fund) Invesco Advisers, Inc.	1.18%	16.32%	2.15%	5.64%
High total return (including income and capital gains) consistent with preservation of capital over the long-term	American Funds IS Asset Allocation Fund (Class 1) Capital Research and Management Company (Adviser)	0.29%	16.16%	9.24%	10.05%
Provide as high a level of current income as is consistent with the preservation of capital	American Funds IS The Bond Fund of America (Class 1) Capital Research and Management Company (Adviser)	0.38%	7.40%	0.10%	2.61%
Growth of capital	American Funds IS Growth Fund (Class 1) Capital Research and Management Company (Adviser)	0.28%	20.54%	13.66%	18.26%
High level of current income; capital appreciation is the secondary objective	American Funds IS American High-Income Trust (Class 1) Capital Research and Management Company (Adviser)	0.45%	8.52%	5.87%	7.22%

Long-term growth of capital	American Funds IS International Fund (Class 1) Capital Research and Management Company (Adviser)	0.53%	27.04%	3.66%	7.26%
High total investment return	BlackRock Global Allocation V.I. Fund (Class I) BlackRock Advisors, LLC (Adviser) BlackRock International Limited BlackRock (Singapore) Limited (Sub-Adviser)	0.85%	19.80%	5.79%	7.59%
High total return through current income and, secondarily, through capital appreciation	Columbia VP Emerging Markets Bond Fund (Class 1) Columbia Management Investment Advisers, LLC (Adviser)	0.76%	12.78%	1.70%	4.28%
To achieve long-term capital appreciation	Dimensional VA International Small Portfolio Dimensional Fund Advisors Ltd. (Sub-Adviser) DFA Australia Limited (Sub-Adviser)	0.39%	36.99%	8.89%	8.68%
To achieve long-term capital appreciation	Dimensional VA International Value Portfolio Dimensional Fund Advisors Ltd. (Adviser) Dimensional Fund Advisors Ltd. (Sub-Adviser) DFA Australia Limited (Sub-Adviser)	0.27%	45.64%	15.85%	10.46%
To achieve long-term capital appreciation	Dimensional VA U.S. Large Value Portfolio Dimensional Fund Advisors LP (Adviser)	0.21%	15.83%	11.97%	10.51%
To achieve long-term capital appreciation	Dimensional VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP (Adviser)	0.29%	8.95%	13.60%	11.00%
Long-term capital growth	Templeton Foreign VIP Fund (Class 1) Templeton Investment Counsel, LLC (Adviser)	0.84%	29.51%	8.52%	6.01%
High current income, consistent with preservation of capital; capital appreciation is a secondary objective	Templeton Global Bond VIP Fund (Class 1) (4) Franklin Advisors, Inc. (Adviser)	0.53%	16.09%	-0.69%	0.11%
Seeks a total return consisting of capital appreciation and income	Goldman Sachs VIT Core Fixed Income Trust (Institutional) Goldman Sachs Asset Management, L.P. (Adviser)	0.60%	7.46%	-0.57%	2.11%

Long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio (Investor)(3) Lazard Asset Management LLC (Adviser)	1.14%	42.12%	11.04%	9.63%
Total return with emphasis on current income, but also considering capital appreciation	MFS Total Return Bond Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.54%	7.17%	0.15%	2.63%
Total return	MFS Utilities Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.79%	15.01%	7.64%	9.49%
Capital appreciation	MFS Value Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.72%	13.01%	9.95%	10.05%
Capital appreciation	MFS Blended Research Small Cap Equity Portfolio (Initial Class) Massachusetts Financial Services Company (Adviser)	0.59%	5.76%	6.92%	9.10%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio (Class I) Morgan Stanley Investment Management Inc. (Adviser)	0.57%	35.72%	3.41%	17.76%
Capital appreciation	TOPS Aggressive ETF Portfolio (Class 1)(1) (f/k/a TOPS Aggressive Growth ETF Portfolio) ValMark Advisers, Inc. (Adviser)	0.29%	19.17%	9.69%	10.71%
Income and capital appreciation	TOPS Balanced ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.29%	13.17%	5.79%	6.66%
Preserve capital and provide moderate income and moderate capital appreciation	TOPS Conservative ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.31%	10.39%	4.61%	5.25%
Capital appreciation	TOPS Moderately Aggressive ETF Portfolio (Class 1)(1) (f/k/a TOPS Growth ETF Portfolio) ValMark Advisers, Inc. (Adviser)	0.29%	18.31%	8.85%	9.80%
Capital appreciation	TOPS Moderate ETF Portfolio (Class 1)(1) (f/k/a TOPS Moderate Growth ETF Portfolio) ValMark Advisers, Inc. (Adviser)	0.29%	15.50%	7.20%	8.26%

Maximum real return, consistent with prudent investment management	PIMCO Commodity Real Return Strategy Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	3.23%	19.07%	10.72%	6.70%
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT All Asset Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	2.07%	14.34%	5.77%	6.93%
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	1.24%	8.01%	1.36%	3.37%
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income	Putnam VT High Yield Fund (IA) Franklin Advisers, Inc.(Adviser) Putnam Investment Management, LLC and Franklin Templeton Investment Management limited (Sub-advisers)	0.73%	8.86%	4.28%	5.94%
Long-term capital growth; income is a secondary objective	T. Rowe Price Blue Chip Growth Portfolio (Class I) T. Rowe Price Associates (Adviser)	0.74%	18.74%	11.68%	15.54%
Long-term capital appreciation, using a fundamental approach to invest in growth-oriented companies at attractive valuation level	Vanguard VIF - PRIMECAP Portfolio (f/k/a Vanguard VIF Capital Growth Portfolio) PRIMECAP Management Company (Adviser)	0.34%	28.98%	13.97%	14.96%
Long-term capital appreciation and income growth, with reasonable current income	Vanguard VIF Diversified Value Portfolio Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC (Subadvisers)	0.28%	16.83%	13.24%	11.76%
Seeks to track the investment performance of the Standard & Poor’s 500 Index, an unmanaged benchmark representing U.S. large-capitalization stocks	Vanguard VIF Equity Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	17.70%	14.27%	14.66%
High and sustainable level of current income by investing primarily in below-investment-grade corporate securities offering attractive yields	Vanguard VIF High Yield Bond Portfolio The Vanguard Group, Inc. (Adviser) Wellington Management Company LLP (Subadviser)	0.24%	9.18%	4.05%	5.62%

Long-term capital appreciation through broadly diversified exposure to the major equity markets outside the United States	Vanguard VIF International Portfolio Baillie Gifford Overseas, Ltd and Schroder Investment Mgt North America Inc (Subadvisers)	0.32%	19.97%	0.62%	10.48%
Seeks to track the investment performance of the CRSP US Mid Cap Index, an unmanaged benchmark representing medium-size U.S. firms	Vanguard VIF Mid-Cap Index Portfolio The Vanguard Group, Inc. (Adviser)	0.17%	11.54%	8.46%	10.77%
Seeks to provide current income, while maintaining a stable $1 NAV and a very short maturity	Vanguard VIF Money Market Portfolio The Vanguard® Group, Inc. (Adviser)	0.15%	4.18%	3.17%	2.20%
Seeks to track the investment performance of the MSCI US REIT Index, which covers approximately two-thirds of the U.S. real estate investment trust (REIT) market	Vanguard VIF Real Estate Index Portfolio The Vanguard Group, Inc. (Adviser)	0.26%	3.11%	4.51%	5.08%
Long-term capital appreciation by investing in a broad universe of small- company growth stocks	Vanguard VIF Small Company Growth Portfolio(2) The Vanguard Group, Inc. (Adviser) ArrowMark Partners (Subadviser)	0.29%	6.11%	3.81%	9.61%
Seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Bond Index, an unmanaged benchmark representing the broad U.S. bond market	Vanguard VIF Total Bond Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	6.94%	-0.51%	1.90%
Seeks to track the investment performance of the Standard and Poor’s Total Market Index, an unmanaged benchmark representing the overall U.S. equity market	Vanguard VIF Total Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	16.93%	12.98%	14.10%
(1)  The Fund operates as a fund of funds.
(2) The Vanguard Group, Inc. has requested that the Company no longer make the Vanguard VIF Small Company Growth
Portfolio available for new investments. Existing contract owners with allocation to the Vanguard VIF Small Company Growth
Portfolio can continue to invest in the portfolio.
(3) These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. The temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.
(4) Effective May 1, 2022, these Funds are no longer available for new investments. Existing contract owners with allocation to these Funds can continue to invest in the portfolios.

Risk Control Account Options
The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Caps), offer new
Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Caps. Information about current Caps is available at
https://www.trustage.com/horizon-annuity-rates.
Note: Each Risk Control Account Period is five years, and each Risk Control Account Maturity Date is the last day of the five-year Risk Control Account Period. During the Accumulation Period, if you
surrender your Contract or take a partial withdrawal on any day other than its Risk Control Account
Maturity Date, we will apply a Market Value Adjustment (which may be positive or negative). This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the Risk Control Account Maturity Date.

Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until the Risk Control Account Maturity Date)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
(1)Each Index is a "price return index" and not a "total return index." Performance of the relevant Index does not reflect dividends paid on the securities comprising the Index, and therefore calculation of
Index performance under the Contract does not reflect the full Investment performance of the underlying securities. This will reduce Index returns and cause the Index to underperform a direct investment in the securities comprising the Index.
(2)We credit interest to each Risk Control Account at the end of each Risk Control Account Year during the five-year Risk Control Account Period by comparing the change in the Index from each Risk Control
Account Anniversary (the first day of the Risk Control Account Year) to the last day of the current Risk
Control Account Year. Rebalancing among Risk Control Accounts occurs on each Risk Control Account
Maturity Date (the last day of each five-year Risk Control Account Period). No additional values can be transferred, and no additional Purchase Payments can be allocated, to a Risk Control Account until the
Risk Control Account Maturity Date. Moreover, withdrawals and surrenders from a Risk Control
Account on any day other than its Risk Control Account Maturity Date will be subject to the Market
Value Adjustment.
The Floors for the Secure Account and Growth Account will not change during the life of your Contract. During the life of your Contract, an Allocation Option with a Floor of 0% will always be available. Otherwise, we may add, change, or discontinue Allocation Options, including Indices and Funds underlying the Variable
Subaccounts from time to time as described in this Prospectus. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from losses, which could result in the loss of the entire amount of your Contract Value.

We set the Cap each year for the next Contract Year. In return for accepting some risk of loss to your Risk
Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure Account. The Cap will always be at least 1%.
More information is about the Risk Control Accounts and the Market Value Adjustment is available under "Risk
Control Account Option" and "Charges and Adjustments - Market Value Adjustment."
The availability of Variable Subaccounts and Risk Control Accounts may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.

APPENDIX B: STATE AND FINANCIAL INTERMEDIARY VARIATIONS

The following information is a summary of certain features or benefits of the Contracts that vary from those previously described in this Prospectus as a result of requirements imposed by states or requests from broker-
dealers through which the Contract is sold. There may be other broker-dealer variations not included in this
Appendix because some broker-dealers may impose variations without our knowledge. For example, your financial professional may not recommend a particular investment option or Contract benefit to you. We have identified all material broker-dealer variations that are known to us. However, taking into consideration the breadth of our distribution network, the terms of our current distribution agreements, and the frequency with which we may make changes to the investment options, benefits, and/or other Contract features, we cannot obtain information about any other financial intermediary variations without unreasonable effort or expense.
You should discuss with your financial professional any state variations, as well as any limitations or restrictions on investment options, benefits and/or features that apply through your broker-dealer or financial intermediary.
States where certain MEMBERS® Horizon Annuity features or benefits vary:

State	Feature or Benefit	Variation
Arizona	See “Getting Started – The Accumulation Period - Right to Examine”	If your age as of the Contract Issue Date is at least 65 years old, you must return your Contract within 30 days of receipt.
California	See “Getting Started – The Accumulation Period - Owner” See “Getting Started – The Accumulation Period - Right to Examine”” See "Charges and Adjustments - Surrender Charge”
The Owner has the right to assign the
Contract.
If the Purchase Payments exceed the
Contract Value, the refund will be your
Purchase Payments less withdrawals if your
age as of the Contract Issue Date is at least
60 years old and you only allocated your
Purchase Payments to the money market
fund option.
If your age as of the Contract Issue Date is
at least 60 years old, you must return your
Contract within 30 days of receipt.
“Nursing Home or Hospital” is replaced with
“Facility Care, Home Care, or Community-
Based Services”. There is no minimum
confinement period to utilize this waiver. The
Facility Care or Home Care and Terminal
Illness waivers apply to full surrenders only,
not partial withdrawals.

Connecticut	See “Getting Started – The Accumulation Period - Right to Examine” See "Charges and Adjustments - Surrender Charge”
If the Purchase Payments exceed the
Contract Value, the refund will be your
Purchase Payments less withdrawals.
You must return your Contract within 10
days of receipt, including replacement
contracts.
There is a one-year wait before the waiver
of surrender charge provisions may be
exercised.

State	Feature or Benefit	Variation
Delaware	See “Getting Started – The Accumulation Period - Right to Examine”	You must return your Contract within 10 days of receipt (20 days if it is a replacement contract).
Florida	See “Getting Started – The Accumulation Period - Owner” See “Getting Started – The Accumulation Period - Right to Examine” See “Income Payments – The Payout Period - Payout Date”
The Owner has the right to assign the
Contract.
You must return your Contract within 21
days of receipt (30 days if it is a
replacement contract).
The requested Payout Date must be at
least one year after the Contract Issue
Date.

Georgia	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.
Hawaii	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Illinois	See "Glossary - Terminally Ill, Terminal Illness”	Terminally Ill, Terminal Illness – A life expectancy of 24 months or less due to any illness or accident.
Idaho	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals. You must return your Contract within 20 days of receipt, including replacement contracts.
Indiana	See “Getting Started – The Accumulation Period - Right to Examine”
If the Purchase Payments exceed the
Contract Value, the refund will be your
Purchase Payments less withdrawals if the
source of your initial Purchase Payments
was a replacement, not new money.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).

Kansas	See "Glossary - Terminally Ill, Terminal Illness”	Terminally Ill, Terminal Illness – A life expectancy of 24 months or less due to any illness or accident.
Louisiana	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Maryland	Series Offered See “Getting Started – The Accumulation Period - Right to Examine”
Series C Contracts are not available.
If the Purchase Payments exceed the
Contract Value, the refund will be your
Purchase Payments less withdrawals if the
source of your initial Purchase Payments
was new money, not a replacement.

State	Feature or Benefit	Variation
Massachusetts
See "Glossary - Terminally Ill, Terminal
Illness”
See “Getting Started – The Accumulation
Period - Right to Examine”
See "Charges and Adjustments - Surrender
Charge”
See “Income Payments – The Payout
Period - Terms of Income Payments”
See “Other Information - Misstatement of
Age or Gender”

Terminally Ill, Terminal Illness – A life
expectancy of 24 months or less due to any
illness or accident.
If the Purchase Payments exceed the
Contract Value, the refund will be your
Purchase Payments less withdrawals.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).
There is no Nursing Home or Hospital
waiver. The Terminal Illness waiver applies
to full surrenders only, not partial
withdrawals.
Income Options are not based on gender.
The amount of each payment depends on
all the items listed other than gender.
Income Options are not based on gender.
Only proof of age is required for
misstatement; proof of gender is not.

Minnesota	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was a replacement, not new money.
Mississippi	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Montana	See “Income Payments – The Payout Period - Terms of Income Payments” See “Other Information - Misstatement of Age or Gender”
Income Options are not based on gender.
The amount of each payment depends on all
the items listed other than gender.
Income Options are not based on gender.
Only proof of age is required for
misstatement; proof of gender is not.

Nebraska	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Nevada	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.

State	Feature or Benefit	Variation
New Jersey	See “Allocating Your Purchase Payments - Making Initial and Additional Purchase Payments” See "Charges and Adjustments - Surrender Charge”	We reserve the right, in our sole discretion, to refuse additional Purchase Payments. This refusal cannot be before the 5th Contract Anniversary. There is no Terminal Illness waiver.
New Hampshire	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
North Carolina	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
North Dakota	See “Getting Started – The Accumulation Period - Right to Examine”	You must return your Contract within 20 days of receipt (30 days if it is a replacement contract).
Oklahoma	See “Getting Started – The Accumulation Period - Right to Examine”
If the Purchase Payments exceed the
Contract Value, the refund will be your
Purchase Payments less withdrawals.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).

Pennsylvania	See “Getting Started – The Accumulation Period - Right to Examine” See "Charges and Adjustments - Surrender Charge”
You must return your Contract within 10 days
of receipt (30 days if it is an external
replacement contract and 45 days if it is an
internal replacement contract).
“Terminal Illness” is replaced with “Terminal
Condition”. The minimum consecutive day
confinement is 90 days for a Nursing Home
and 30 days for a Hospital.

Rhode Island	See “Getting Started – The Accumulation Period - Right to Examine”
If the Purchase Payments exceed the
Contract Value, the refund will be your
Purchase Payments less withdrawals if the
source of your initial Purchase Payments
was new money, not a replacement.
You must return your Contract within 20
days of receipt (30 days if it is a
replacement contract).

South Carolina	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Tennessee	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was a replacement, not new money.

State	Feature or Benefit	Variation
Texas	See “Getting Started – The Accumulation Period - Owner” See “Getting Started – The Accumulation Period - Right to Examine” See "Charges and Adjustments - Surrender Charge”
The Owner has the right to assign the
Contract.
You must return your Contract within 20
days of receipt (30 days if it is a
replacement contract).
“Terminal Illness” is replaced with “Terminal
Disability”.

Utah	See “Getting Started – The Accumulation Period - Owner” See “Getting Started – The Accumulation Period - Right to Examine”	The Owner has the right to assign the Contract. If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.
Vermont	See “Getting Started – The Accumulation Period - Right to Examine”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Washington	See “Getting Started – The Accumulation Period - Right to Examine” See "Charges and Adjustments - Surrender Charge”
If the Purchase Payments exceed the
Contract Value, the refund will be your
Purchase Payments less withdrawals.
You must return your Contract within 10
days of receipt (20 days if it is a
replacement contract).
The life expectancy to utilize the Terminal
Illness waiver is 24 months.

Wisconsin	See “Getting Started – The Accumulation Period - Owner”	The Owner has the right to assign the Contract.
Known Financial Intermediary Variations:  None
Registration statements relating to this offering have been filed with the Securities and Exchange Commission (“SEC”).
The Statement of Additional Information ("SAI") dated May 1, 2026 is part of a registration statement filed on Form N-4.
The SAI contains additional information about MEMBERS Life Insurance Company, the MEMBERS Horizon Variable
Separate Account, and the Contracts. The SAI is available free of charge. You may request a copy of the SAI or make inquiries regarding your Contract by writing to our Administrative Office at 2000 Heritage Way, Waverly, Iowa 50677, or by
calling 1-800-798-5500. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The
SAI is incorporated by reference into this Prospectus.
Reports and other information about MEMBERS Life Insurance Company and the MEMBERS Horizon Variable Separate
Account, including the SAI, may be obtained from the Commission’s Internet site at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by emailing the Commission at publicinfo@sec.gov.
Dealer Prospectus Delivery Obligations
All dealers that effect transactions in these securities are required to deliver a Prospectus.
EDGAR Contract Identifiers: C000163893 (VA) and C000261257 (RILA)

STATEMENT OF ADDITIONAL INFORMATION
For
MEMBERS® HORIZON FLEXIBLE PREMIUM DEFERRED VARIABLE AND
INDEX LINKED ANNUITY
(a combination variable and index-linked deferred annuity contract)
Issued through MEMBERS Horizon Variable Separate Account
Offered by
MEMBERS LIFE INSURANCE COMPANY
2000 Heritage Way
Waverly, Iowa 50677-9202
(800) 798-5500
DATED MAY 1, 2026
This Statement of Additional Information (“SAI”) is not a Prospectus.  It should be read in conjunction with the Prospectus for the MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked Annuity
Contract (the “Contract”), dated May 1, 2026 (as amended from time to time). The Prospectus provides detailed information concerning the Contract, which is offered by MEMBERS Life Insurance Company
(the “Company,” “we,” “us,” or “our”), and the Investment Options available thereunder.
Capitalized terms used in this SAI that are not otherwise defined have the meanings set forth in the
Prospectus.
A copy of the Prospectus is available free of charge by writing to the Company’s Administrative Office
(2000 Heritage Way, Waverly, Iowa 50677-9202), by calling 1-800-798-5500 toll free, or by contacting your financial professional.

MEMBERS LIFE INSURANCE COMPANY
The depositor for the MEMBERS Horizon Variable Separate Account (a “Variable Separate Account”) and
the Risk Control Separate Account, MEMBERS Life Insurance Company (the “Company”), is a wholly-
owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). The Company was formed by
CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the State of
Wisconsin for the purpose of writing credit disability insurance. The original name of the Company was
CUDIS Insurance Society, Inc. On August 3, 1989, the Company’s name changed to CUMIS Life
Insurance, Inc., and was subsequently changed to its current name on January 1, 1993. League Life
Insurance Company (Michigan) merged into the Company on January 1, 1992, and MEMBERS Life
Insurance Company (Texas) merged into the Company on January 1, 1993.  The Company re-domiciled from Wisconsin to Iowa on May 3, 2007. The Company is 100% owned by CMFG Life. On February 17,
2012, the Company’s Articles of Incorporation were amended and restated to change the Company’s purpose to be the writing of any and all of the lines of insurance and annuity business authorized by Iowa
Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa. Currently, the Company has no employees.
CMFG Life is a stock insurance company organized on May 20, 1935, and domiciled in Iowa.  CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliated companies currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of CUNA Mutual
Financial Group, Inc. which is a wholly-owned subsidiary of CUNA Mutual Holding Company, a mutual insurance holding company organized under the laws of the State of Iowa.
The Company is authorized to sell life, health, and annuity policies in all states in the U.S. and the District of Columbia, except New York.  As of December 31, 2025 and 2024, the Company had more than $373 million and $374 million in admitted assets and more than $3,627 million and $1,714 million of life insurance in force, respectively. Currently, the Company services existing blocks of individual and group life policies. In addition, in August 2013, the Company began issuing a single premium deferred index annuity under the name MEMBERS® Zone Annuity. In July 2016, the Company began issuing a flexible premium deferred variable and index-linked annuity contract under the name MEMBERS® Horizon
Flexible Premium Deferred Variable and Index Linked Annuity.  In December 2018, the Company began issuing a flexible premium variable and index-linked annuity contract under the name TruStage® Horizon
II Annuity  contract.  In August 2019, the Company began issuing a single premium deferred index annuity under the name TruStage® Zone Income Annuity. In July 2021, the Company began issuing a single premium deferred index annuity under the name TruStage® ZoneChoice Annuity. In May 2025, the
Company began issuing a single purchase payment deferred index-linked annuity under the name
TruStage® ZoneChoice Advantage Annuity. In September 2025, the Company began issuing a single purchase payment deferred index-linked annuity contract under the name TruStage® ZoneChoice Income
Annuity.
ADDITIONAL CONTRACT PROVISIONS
The Contract
The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Market Value Adjustment Formula and Examples
The following are examples of partial withdrawals and full surrender with the application of the Surrender
Charge and Market Value Adjustment. These charges and adjustments are described in more detail in the
Prospectus.
A Market Value Adjustment is equal to the amount of the partial withdrawal or surrender from the Risk
Control Account (W) divided by the result of the current Accumulation Credit Factor for the Risk Control
Account divided by the prior Accumulation Credit Factor for the Risk Control Account then multiplied by the market value adjustment factor (MVAF) minus 1 or (W/(C/P))x(MVAF -1), where:
•C = current Accumulation Credit Factor for the Risk Control Account (i.e., as of the date of withdrawal); and
•P = prior Accumulation Credit Factor for the Risk Control Account (i.e., as of the Risk Control
Account Anniversary immediately preceding the date of withdrawal).
•MVAF = ((1 + I + K)/(1 + J + L)) ^N where:
•I = The Constant Maturity Treasury Rate as of the Risk Control Account Start Date for a
maturity consistent with the Risk Control Account Period (each Risk Control Account
Period is five years);
•J = Constant Maturity Treasury Rate as of the date of withdrawal for a maturity consistent with the remaining number of years (whole and partial) in the Risk Control Account Period
(each Risk Control Account Period is five years);
•If there is no corresponding maturity of the Constant Maturity Treasury Rate, then the linear interpolation of the Constant Maturity Treasury Rates with maturities closest to N will be used to determine I and J.
•K = The ICE BofAML Index as of the Risk Control Account Start Date;
•L = The ICE BofAML Index as of the date of withdrawal; and
•N = The number of years (whole and partial) from the date of withdrawal until the Risk
Control Account Maturity Date.
We determine I based on the Risk Control Account Period. For example, if the Risk Control Account
Period is 5 years, I would correspond to the 5-year Constant Maturity Treasury rate on the Risk Control
Account Start Date. We determine J when you take a partial withdrawal or surrender. For example, if the
Risk Control Account Period is 5 years and you surrender the Contract 2 years into the Risk Control
Account Period, J would correspond to the Constant Maturity Treasury rate consistent with the time remaining in the Risk Control Account Period or 3 years (3 = 5 - 2). For I and J where there is no Constant
Maturity Treasury rate declared, we will use linear interpolation between declared Constant Maturity rates to determine I and J.
The value of K and L on any Business Day will be equal to the closing value of the ICE BofAML Index on the previous Business Day.
The Company uses both the Constant Maturity Treasury rate and ICE BofAML Index in determining any
Market Value Adjustment since together both indices represent a broad mix of investments whose values may be affected by changes in market interest rates.If the publication of any component of the Market
Value Adjustment indices is discontinued or if the calculation of the Market Value Adjustment indices is changed substantially, we may substitute a new index for the discontinued or substantially changed index, subject to approval by the insurance department in your state. Before we substitute a Market Value
Adjustment index, we will notify you in writing of the substitution.
The examples below illustrate partial withdrawals and a full surrender during the five years following allocation of a Purchase Payment. Partial withdrawals and full surrenders more than five years following allocation of a Purchase Payment will not be subject to a Surrender Charge but may be subject to a Market Value Adjustment.
Example 1: Partial Withdrawal with a Negative Market Value Adjustment (MVA)
Contract Assumptions:
•The Contract was issued with an initial deposit of $100,000.00.
•The Contract is a Series B Contract; therefore, the Contract Fee is 1.50%.
•Money is allocated to the Variable Subaccounts and S&P 500 Risk Control Accounts.
•There have been no additional Purchase Payments.
•A gross withdrawal of $20,000.00 is taken 1.5 years after the Contract Issue Date. No other withdrawals have been previously taken.
Variable Subaccount Assumptions:
•As of the withdrawal date, there are 1,012.09 Variable Subaccount Accumulation Units with an
Accumulation Unit Value of $10.56.
Risk Control Account Assumptions:
•The S&P 500 Secure Risk Control Account has a 0.00% Floor and a 7.00% Cap.
•The S&P 500 Growth Risk Control Account has a -10.00% Floor and a 17.00% Cap.
•As of the withdrawal date, there are 5,940.59 S&P 500 Secure Risk Control Account
Accumulation Credits.
•As of the withdrawal date, there are 3,902.44 S&P 500 Growth Risk Control Account
Accumulation Credits.
•The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Secure Risk Control Account is $10.1.
•The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Growth Risk Control Account is $10.25.
•The S&P 500 Index value at the start of the Risk Control Account Year immediately preceding the withdrawal is 1000.00.
•The S&P 500 Index value at the time of the withdrawal is 1200.00.
•On the Risk Control Account Start Date, the interpolated 5-year Constant Maturity Treasury Rate
(I) was 2.50% and the ICE BofAML Index (K) was 1.00%.
•At the time of the withdrawal the Constant Maturity Treasury Rate for the remaining Index period
(J) is 2.90% and the ICE BofAML  Index (L) is 1.10%.
•At the time of the withdrawal there are 3.50137 years remaining in the Risk Control Account
Period (N).
We take the following steps to determine the net partial withdrawal amount (excluding taxes) payable to the Owner:

First, we calculate the Contract Value at the time of the withdrawal.

	(1)	(2)	(3)
Account	Units / Accumulation Credits	Unit Value / Accumulation Credit Factor	Contract Value at time of Withdrawal
Variable Subaccounts	1,012.09	$10.56	$10,687.67
S&P 500 Secure Risk Control Account	5,940.59	$10.731042	$63,748.72
S&P 500 Growth Risk Control Account	3,902.44	$11.915414	$46,499.19
Total			$120,935.58
(1), (2), (3)
The current Variable Subaccounts Value is 1,012.09 x $10.56 which equals $10,687.67.
The return of the Index is equal to the Closing Index Value divided by the Initial Index Value. The return of the S&P 500 Index is calculated to be 1.2 (1,200.00 / 1,000.00 - 1). This is greater than the (1 + Cap) and above (1 + the Floor) for both the S&P 500 Secure and Growth Accounts. Therefore, the Index Return is
set to (1 + the Cap) which equals 1.07 for the S&P 500 Secure Risk Control Account and 1.17 for the S&P
500 Growth Risk Control Account.
The Risk Control Account Daily Contract Fee is calculated as 1.50% divided by the number of days in the
Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control
Account Year (1.50% / 365 x 10.1 for the S&P 500 Secure Risk Control Account and 1.50% / 365 x 10.25
for the S&P 500 Growth Risk Control Account).
The Accumulation Credit Factor is then calculated as (a) the Accumulation Credit Factor at the start of the
Risk Control Account Year multiplied by (b) the Index Return less (c) the Risk Control Account Daily
Contract Fee multiplied by the number of days that have passed since the last Risk Control Account
Anniversary (i.e. a x b – c).
For the S&P 500 Secure Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.1 x 1.07 – ((1.50% / 365 x 10.1) x 183) which equals $10.731042. The current S&P
500 Secure Risk Control Account Contract Value is then calculated as 5,940.59 x $10.731042 which equals $63,748.72.
For the S&P 500 Growth Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.25 x 1.17 – ((1.50% / 365 x $10.25)  x 183)  which equals $11.915414. The current
S&P 500 Growth Risk Control Account Contract Value is then calculated as 3,902.44 x $11.915414 which equals $46,499.19.
Next, we calculate the gross withdrawal from each account.

(4)
Account	Gross Withdrawal
Variable Subaccounts	$10,687.67
S&P 500 Secure Risk Control Account	$5,384.67
S&P 500 Growth Risk Control Account	$3,927.66
Total	$20,000.00

(4)
Withdrawal of Risk Control Account Value is not permitted while there is Variable Subaccount Value.
Therefore, the withdrawal of $20,000.00 will first be taken from the Variable Subaccounts. The Variable
Subaccount Value of $10,687.67 is insufficient to cover the gross withdrawal, and there is no Holding
Account Value. Therefore, the remaining withdrawal of $9,312.33 will be taken Pro Rata from the Risk
Control Accounts.
The Pro Rata withdrawal from the S&P 500 Secure Risk Control Account is the Contract Value in this account divided by the total S&P 500 Risk Control Account Contract Value multiplied by the Risk Control
Account withdrawal. This is calculated as $63,748.72 / $110,247.91 x $9,312.33 which equals $5,384.67.
The Pro Rata withdrawal from the S&P 500 Growth Risk Control Account is calculated the same way to be $46,499.19 / $110,247.91 x $9,312.33 which equals $3,927.66.
Next, we calculate the net withdrawal from each account.

	(5)	(6)	(7)	(8)	(9)
Account	Withdrawal Subject to MVA	MVA	Withdrawal Subject to Surrender Charge	Surrender Charge	Net Withdrawal
Variable Subaccounts	$0.00	$0.00	$687.67	$61.89	$10,625.78
S&P 500 Secure Risk Control Account	$5,384.67	($84.80)	$5,384.67	$484.62	$4,815.25
S&P 500 Growth Risk Control Account	$3,927.66	($56.53)	$3,927.66	$353.49	$3,517.64
Total	$9,312.33	($141.33)	$10,000.00	$900.00	$18,958.67
(5)
100% of the withdrawal from a Risk Control Account is subject to the MVA. The MVA does not apply to
Variable Subaccounts.
(6)
The MVA equals (W/(C/P)) x (MVAF - 1), where W is the amount of withdrawal from the Risk Control
Account Value, C is the Current Accumulation Credit Factor for the Risk Control Account, and P is Prior
Accumulation Credit Factor for the Risk Control Account. At the time of the withdrawal there are 3.50137 years remaining in the Risk Control Account Period (N). Therefore, MVAF = ((1 + I + K)/(1 + J + L))^N =
((1 + 2.50% + 1.00%)/(1 + 2.90% + 1.10%))^3.50137 = 0.983267.
For the S&P 500 Secure Risk Control Account, the MVA is ($5,384.67 / ($10.731042 / $10.10) x
(0.983267 - 1) which equals -$84.80. For the S&P 500 Growth Risk Control Account, the MVA is
($3,927.66 / ($11.915414 / $10.25) x (0.983267 - 1) which equals -$56.53.
(7)
The amount of the withdrawal that is free of Surrender Charges is equal to 10% of the Purchase
Payments allocated in the preceding five years. Because there have been no additional Purchase
Payments and no prior withdrawals, the amount of the withdrawal that is free of Surrender Charge at the time of the withdrawal is equal to 10% x $100,000.00 which equals $10,000.00. The gross withdrawal is
$20,000.00, and Purchase Payments are withdrawn before earnings, so the amount of the withdrawal subject to a Surrender Charge is calculated as $20,000.00 - $10,000.00 which equals $10,000.00.

Withdrawals are first taken from the Variable Subaccounts, and because $10,000.00 is free of Surrender
Charge, the Surrender Charge only applies to the remaining $687.67. There is no Surrender Charge free withdrawal amount remaining, so a Surrender Charge applies to the entire withdrawal from the Risk
Control Accounts.
(8)
It has been more than one year but less than two years since the Purchase Payment was received so the applicable Surrender Charge percentage is 9.00%. This is multiplied by the amount of the withdrawal subject to a Surrender Charge to determine the Surrender Charge. For the Variable Subaccounts, the
Surrender Charge is calculated as $687.67 x 9.00% which equals $61.89. For the S&P 500 Secure Risk
Control Account, the Surrender Charge is calculated as $5,384.68 x 9.00% which equals $484.62. For the
S&P 500 Growth Risk Control Account, the Surrender Charge is calculated as $3,927.66 x 9.00% which equals $353.49.
(9)
The net withdrawal is equal to the gross withdrawal plus the Market Value Adjustment less the Surrender
Charge. For the Variable Subaccounts, the net withdrawal is calculated as $10,687.67 + $0.00 - $61.89 which equals $10,625.78. For the S&P 500 Secure Risk Control Account, the net withdrawal is calculated as $5,384.67 + -$84.80 - $484.62 which equals $4,815.25. For the S&P 500 Growth Risk Control
Account, the net withdrawal is calculated as $3,927.66 + -$56.53 - $353.49 which equals $3,517.64. The total net withdrawal is the sum of the three accounts, $18,958.67.
Next, we calculate the Accumulation Units, Accumulation Credits, and Contract Value remaining after the withdrawal.

	(10)	(11)
Account	Units / Accumulation Credits After Withdrawal	Contract Value after Withdrawal
Variable Subaccounts	0.00	$0.00
S&P 500 Secure Risk Control Account	5,438.81	$58,364.10
S&P 500 Growth Risk Control Account	3,572.81	$42,571.51
Total		$100,935.61
(10)
The number of Accumulation Units/Accumulation Credits remaining after the withdrawal is equal to the number of Accumulation Units/Accumulation Credits prior to the withdrawal minus the result of the gross withdrawal from the account divided by the Accumulation Unit Value/Accumulation Credit Factor as of the
withdrawal date. For the Variable Subaccounts, this is calculated as 1,012.09 - ($10,687.67 / $10.56)
which equals 0.00. For the S&P 500 Secure Risk Control Account, this is calculated as 5,940.59 -
($5,384.67 / $10.7310742) which equals 5,438.81. For the S&P 500 Growth Risk Control Account, this is calculated as 3,902.44 - ($3,927.66 / $11.915414) which equals 3,572.81.
(11)
The Contract Value remaining after the withdrawal is equal the Accumulation Unit Value/Accumulation
Credit Factor as of the withdrawal date multiplied by the number of Accumulation Units/Accumulation
Credits after the withdrawal. For the Variable Subaccounts, this is calculated as $10.56 x 0.00 which equals $0.00. For the S&P 500 Secure Risk Control Account, this is calculated as $10.731042 x 5,438.81 which equals $58,365.23. For the S&P 500 Growth Risk Control Account, this is calculated as $11.915414

x 3,572.81 which equals $42,571.51. The total Contract Value after the withdrawal is the sum of the three accounts, $100,935.61.
Example 2: Partial Withdrawal with a Positive MVA
Contract Assumptions:
•The Contract was issued with an initial deposit of $100,000.00.
•The Contract is a Series B Contract; therefore, the Contract Fee is 1.50%.
•Money is allocated to the Variable Subaccounts and S&P 500 Risk Control Accounts.
•There have been no additional Purchase Payments.
•A gross withdrawal of $20,000.00 is taken 1.5 years after the Contract Issue Date. No other withdrawals have been previously taken.
Variable Subaccount Assumptions:
•As of the withdrawal date, there are 1,012.09 Variable Subaccount Accumulation Units with an
Accumulation Unit Value of $10.56.
Risk Control Account Assumptions:
•The S&P 500 Secure Risk Control Account has a 0.00% Floor and a 7.00% Cap.
•The S&P 500 Growth Risk Control Account has a -10.00% Floor and a 17.00% Cap.
•As of the withdrawal date, there are 5,940.59 S&P 500 Secure Risk Control Account
Accumulation Credits.
•As of the withdrawal date, there are 3,902.44 S&P 500 Growth Risk Control Account
Accumulation Credits.
•The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Secure Risk Control Account is $10.1.
•The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Growth Risk Control Account is $10.25.
•The S&P 500 Index value at the start of the Risk Control Account Year immediately preceding the withdrawal is 1000.00.
•The S&P 500 Index value at the time of the withdrawal is 1200.00.
•On the Risk Control Account Start Date, the interpolated 5-year Constant Maturity Treasury Rate
(I) was 2.50% and the ICE BofAML Index (K) was 1.00%.
•At the time of the withdrawal the Constant Maturity Treasury Rate for the remaining Index period
(J) is 2.10% and the  ICE BofAML Index (L) is 0.90%.
•At the time of the withdrawal there are 3.50137 years remaining in the Risk Control Account
Period (N).
We take the following steps to determine the net partial withdrawal amount (excluding taxes) payable to the Owner:
First, we calculate the Contract Value at the time of the withdrawal.

	(1)	(2)	(3)
Account	Units / Accumulation Credits	Unit Value / Accumulation Credit Factor	Contract Value at time of Withdrawal
Variable Subaccounts	1,012.09	$10.56	$10,687.67
S&P 500 Secure Risk Control Account	5,940.59	$10.731042	$63,748.72
S&P 500 Growth Risk Control Account	3,902.44	$11.915414	$46,499.19
Total			$120,935.58

(1), (2), (3)
The current Variable Subaccounts Value is 1,012.09 x $10.56 which equals $10,687.67.
The return of the Index is equal to the Closing Index Value divided by the Initial Index Value.
The return of the S&P 500 Index is calculated to be 1.2 (1,200.00 / 1,000.00). This is greater than (1 + the
Cap) and above (1+ the Floor) for both the S&P 500 Secure and Growth Accounts. Therefore, the Index
Return is set to (1 + the Cap)  which equals 1.07 for the S&P 500 Secure Risk Control Accounts and 1.17
for the S&P 500 Growth Risk Control Account.
The Risk Control Account Daily Contract Fee is calculated as 1.50% divided by the number of days in the
Risk Control Account Year, multiplied by the Accumulation Credit Factor at the start of the Risk Control
Account Year (1.50% / 365 x 10.1 for the S&P 500 Secure Risk Control Account and 1.50% / 365 x 10.25
for the S&P 500 Growth Risk Control Account).
The Accumulation Credit Factor is then calculated as (a) the Accumulation Credit Factor at the start of the
Risk Control Account Year multiplied by (b) the Index Return less (c) the Risk Control Account Daily
Contract Fee multiplied by the number of days that have passed since the last Risk Control Account
Anniversary (i.e. a x b – c).
For the S&P 500 Secure Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.1 x 1.07 – ((1.50% x 365 x 10.1) x 183) which equals $10.731042. The current S&P
500 Secure Risk Control Account Contract Value is then calculated as 5,940.59 x $10.731042 which equals $63,748.72.
For the S&P 500 Growth Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.25 x ( 1.17 – ((1.50% / 365 x $10.25) x 183 which equals $11.915414. The current
S&P 500 Growth Risk Control Account Contract Value is then calculated as 3,902.44 x $11.915414 which equals $46,499.19.
Next, we calculate the gross withdrawal from each account.

(4)
Account	Gross Withdrawal
Variable Subaccounts	$10,687.67
S&P 500 Secure Risk Control Account	$5,384.67
S&P 500 Growth Risk Control Account	$3,927.66
Total	$20,000.00
(4)
Withdrawal of Risk Control Account Value is not permitted while there is Variable Subaccount Value.
Therefore, the withdrawal of $20,000.00 will first be taken from the Variable Subaccounts. The Variable
Subaccount Value of $10,687.67 is insufficient to cover the gross withdrawal, and there is no Holding
Account Value. Therefore, the remaining withdrawal of $9,312.33 will be taken Pro Rata from the Risk
Control Accounts.
The Pro Rata withdrawal from the S&P 500 Secure Risk Control Account is the Contract Value in this account divided by the total S&P 500 Risk Control Account Contract Value multiplied by the Risk Control
Account withdrawal. This is calculated as $63,748.72 / $110,247.91 x $9,312.33 which equals $5,384.67.

The Pro Rata withdrawal from the S&P 500 Growth Risk Control Account is calculated the same way to be $46,499.19 / $110,247.91 x $9,312.33 which equals $3,927.66.
Next, we calculate the net withdrawal from each account.

	(5)	(6)	(7)	(8)	(9)
Account	Withdrawal Subject to MVA	MVA	Withdrawal Subject to Surrender Charge	Surrender Charge	Net Withdrawal
Variable Subaccounts	$0.00	$0.00	$687.67	$61.89	$10,625.78
S&P 500 Secure Risk Control Account	$5,384.67	$86.67	$5,384.67	$484.62	$4,986.72
S&P 500 Growth Risk Control Account	$3,927.66	$57.78	$3,927.66	$353.49	$3,631.95
Total	$9,312.33	$144.45	$10,000.00	$900.00	$19,244.45
(5)
100% of the withdrawal from a Risk Control Account is subject to the MVA. The MVA does not apply to
Variable Subaccounts.
(6)
The MVA equals (W/(C/P)) x (MVAF - 1), where W is the amount of withdrawal from the Risk Control
Account Value, C is the Current Accumulation Credit Factor for the Risk Control Account, and P is Prior
Accumulation Credit Factor for the Risk Control Account. At the time of the withdrawal there are 3.50137 years remaining in the Risk Control Account Period (N). Therefore, MVAF = ((1 + I + K)/(1 + J + L))^N =
((1 + 2.50% + 1.00%)/(1 + 2.10% + 0.90%))^3.50137 = 1.00171.
For the S&P 500 Secure Risk Control Account, the MVA is ($5,384.67 / ($10.731042 / $10.100000) x
(1.0171 - 1) which equals $86.67. For the S&P 500 Growth Risk Control Account, the MVA is ($3,927.66 /
($11.915414 / $10.25) x (1.0171 - 1) which equals $57.78.
(7)
The amount of the withdrawal that is free of Surrender Charges is equal to 10% of the Purchase
Payments allocated in the preceding five years. Because there have been no additional Purchase
Payments and no prior withdrawals, the amount of the withdrawal that is free of Surrender Charge at the time of the withdrawal is equal to 10% x $100,000.00 which equals $10,000.00. The gross withdrawal is
$20,000.00, and Purchase Payments are withdrawn before earnings, so the amount of the withdrawal subject to a Surrender Charge is calculated as $20,000.00 - $10,000.00 which equals $10,000.00.
Withdrawals are first taken from the Variable Subaccounts, and because $10,000.00 is free of Surrender
Charge, the Surrender Charge only applies to the remaining $687.67. There is no Surrender Charge free withdrawal amount remaining, so a Surrender Charge applies to the entire withdrawal from the Risk
Control Accounts.
(8)
It has been more than one year but less than two years since the Purchase Payment was received so the applicable Surrender Charge percentage is 9.00%. This is multiplied by the amount of the withdrawal subject to a Surrender Charge to determine the Surrender Charge. For the Variable Subaccounts, the
Surrender Charge is calculated as $687.67 x 9.00% which equals $61.89. For the S&P 500 Secure Risk
Control Account, the Surrender Charge is calculated as $5,384.67 x 9.00% which equals $484.62. For the

S&P 500 Growth Risk Control Account, the Surrender Charge is calculated as $3,927.66 x 9.00% which equals $353.49.
(9)
The net withdrawal is equal to the gross withdrawal plus the Market Value Adjustment less the Surrender
Charge. For the Variable Subaccounts, the net withdrawal is calculated as $10,687.67 + $0.00 - $61.89 which equals $10,625.78. For the S&P 500 Secure Risk Control Account, the net withdrawal is calculated as $5,384.67 + $86.67- $484.62 which equals $4,986.72. For the S&P 500 Growth Risk Control Account,
the net withdrawal is calculated as $3,927.66 + $57.78 - $353.49 which equals $3,631.95. The total net withdrawal is the sum of the three accounts, $19,244.45.
Next, we calculate the Accumulation Units, Accumulation Credits, and Contract Value remaining after the withdrawal.

	(10)	(11)
Account	Units / Accumulation Credits After Withdrawal	Contract Value after Withdrawal
Variable Subaccounts	0.00	$0.00
S&P 500 Secure Risk Control Account	5,438.81	$58,364.10
S&P 500 Growth Risk Control Account	3,572.82	$42,571.51
Total		$100,935.61
(10)
The number of Accumulation Units/Accumulation Credits remaining after the withdrawal is equal to the number of Accumulation Units/Accumulation Credits prior to the withdrawal minus the result of the gross withdrawal from the account divided by the Accumulation Unit Value/Accumulation Credit Factor as of the
withdrawal date. For the Variable Subaccounts, this is calculated as 1,012.09 - ($10,687.67 / $10.56)
which equals 0.00. For the S&P 500 Secure Risk Control Account, this is calculated as 5,940.59 -
($5,384.67 / $10.731042) which equals 5,438.81. For the S&P 500 Growth Risk Control Account, this is calculated as 3,902.44 - ($3,927.66 / $11.915414) which equals 3,572.81.
(11)
The Contract Value remaining after the withdrawal is equal the Accumulation Unit Value/Accumulation
Credit Factor as of the withdrawal date multiplied by the number of Accumulation Units/Accumulation
Credits after the withdrawal. For the Variable Subaccounts, this is calculated as $10.56 x 0.00 which equals $0.00. For the S&P 500 Secure Risk Control Account, this is calculated as $10.731042 x 5,438.81 which equals $58,364.10. For the S&P 500 Growth Risk Control Account, this is calculated as $11.915414
x 3,572.81 which equals $42,571.51. The total Contract Value after the withdrawal is the sum of the three accounts, $100,935.61.
Example 3: Full Surrender of Contract with a Negative MVA
Contract Assumptions:
•The Contract was issued with an initial deposit of $100,000.00.
•The Contract is a Series B Contract; therefore, the Contract Fee is 1.50%.
•Money is allocated to the Variable Subaccounts and S&P 500 Risk Control Accounts.
•There have been no additional Purchase Payments.
•A full surrender is taken 1.5 years after the Contract Issue Date. No other withdrawals have been previously taken.

Variable Subaccount Assumptions:
•As of the withdrawal date, there are 1,012.09 Variable Subaccount Accumulation Units with an
Accumulation Unit Value of $10.56.
Risk Control Account Assumptions:
•The S&P 500 Secure Risk Control Account has a 0.00% Floor and a 7.00% Cap.
•The S&P 500 Growth Risk Control Account has a -10.00% Floor and a 17.00% Cap.
•As of the withdrawal date, there are 5,940.59 S&P 500 Secure Risk Control Account
Accumulation Credits.
•As of the withdrawal date, there are 3,902.44 S&P 500 Growth Risk Control Account
Accumulation Credits.
•The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Secure Risk Control Account is $10.1.
•The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Growth Risk Control Account is $10.25.
•The S&P 500 Index value at the start of the Risk Control Account Year immediately preceding the withdrawal is 1000.00.
•The S&P 500 Index value at the time of the withdrawal is 1200.00.
•On the Risk Control Account Start Date, the interpolated 5-year Constant Maturity Treasury Rate
(I) was 2.50% and the ICE BofAML Index (K) was 1.00%.
•At the time of the withdrawal the Constant Maturity Treasury Rate for the remaining Index period
(J) is 2.90% and the ICE BofAML Index (L) is 1.10%.
•At the time of the withdrawal there are 3.50137 years remaining in the Risk Control Account
Period (N).
We take the following steps to determine the Surrender Value (excluding taxes) payable to the Owner:
First, we calculate the Contract Value at the time of the withdrawal.

	(1)	(2)	(3)
Account	Units / Accumulation Credits	Unit Value / Accumulation Credit Factor	Contract Value at time of Withdrawal
Variable Subaccounts	1,012.09	$10.56	$10,687.67
S&P 500 Secure Risk Control Account	5,940.59	$10.731042	$63,748.72
S&P 500 Growth Risk Control Account	3,902.44	$11.915414	$46,499.19
Total			$120,935.58
(1), (2), (3)
The current Variable Subaccounts Value is 1,012.09 x $10.56 which equals $10,687.67.
The return of the Index is equal to the Closing Index Value divided by the Initial Index Value. The return of the S&P 500 Index is calculated to be 1.2 (1,200.00 / 1,000.00). This is greater than (1 + the Cap) and above (1 + the Floor) for both the S&P 500 Secure and Growth Accounts. Therefore, the Index Return is
set to (1 + the Cap), which equals 1.07 for the S&P 500 Secure Risk Control Account and 1.17% for the
S&P 500 Growth Risk Control Account.
The Risk Control Account Daily Contract Fee is calculated as 1.50% divided by the number of days in the
Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control
Account Year (1.50% / 365 x 10.1 for the S&P 500 Secure Risk Control Account and 1.50% / 365 x 10.25
for the S&P 500 Growth Risk Control Account).

The Accumulation Credit Factor is then calculated as (a) the Accumulation Credit Factor at the start of the
Risk Control Account Year multiplied by (b) the Index Return less (c) the Risk Control Account Daily
Contract Fee multiplied by the number of days that have passed since the last Risk Control Account
Anniversary (i.e. a x b – c).
For the S&P 500 Secure Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.1 x 1.07 – ((1.50% x 365 x 1.1) x 183) which equals $10.731042. The current S&P
500 Secure Risk Control Account Contract Value is then calculated as 5,940.59 x $10.731042 which equals $63,748.72.
For the S&P 500 Growth Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.25 x 1.17 – ((1.50% x 365 x 10.25) x 183) which equals $11.915414. The current
S&P 500 Growth Risk Control Account Contract Value is then calculated as 3,902.44 x $11.915414 which equals $46,499.19.
Next, we calculate the gross withdrawal from each account.

(4)
Account	Gross Withdrawal
Variable Subaccounts	$10,687.67
S&P 500 Secure Risk Control Account	$63,748.72
S&P 500 Growth Risk Control Account	$46,499.19
Total	$120,935.58
(4)
Withdrawal of Risk Control Account Value is not permitted while there is Variable Subaccount Value.
Therefore, the surrender is assumed to come from the Variable Subaccounts first and then from the Risk
Control Accounts. Because this is a full surrender, the entire Contract Value will be withdrawn from each account.
Next, we calculate the net withdrawal from each account.

	(5)	(6)	(7)	(8)	(9)
Account	Withdrawal Subject to MVA	MVA	Withdrawal Subject to Surrender Charge	Surrender Charge	Net Withdrawal
Variable Subaccounts	$0.00	$0.00	$687.67	$61.89	$10,625.78
S&P 500 Secure Risk Control Account	$63,748.72	($1,003.95)	$51,643.13	$4,647.88	$58,096.89
S&P 500 Growth Risk Control Account	$46,499.19	($669.30)	$37,669.20	$3,390.23	$42,439.66
Total	$110,247.91	($1,673.25)	$90,000.00	$8,100.00	$111,162.33
(5)
100% of the withdrawal from a Risk Control Account is subject to the MVA. The MVA does not apply to
Variable Subaccounts.

(6)
The MVA equals (W/(C/P)) x (MVAF - 1), where W is the amount of withdrawal from the Risk Control
Account Value, C is the Current Accumulation Credit Factor for the Risk Control Account, and P is Prior
Accumulation Credit Factor for the Risk Control Account. At the time of the withdrawal there are 3.50137 years remaining in the Risk Control Account Period (N). Therefore, MVAF = ((1 + I + K)/(1 + J + L))^N =
((1 + 2.50% + 1.00%)/(1 + 2.90% + 1.10%))^3.50137 = 0.983267.
For the S&P 500 Secure Risk Control Account, the MVA is ($63,748.72 / ($10.731042 / $10.1) x
(0.983267 - 1) which equals -$1,003.95. For the S&P 500 Growth Risk Control Account, the MVA is
($46,499.19 / ($11.915414 / $10.25) x (0.983267 - 1) which equals -$669.30.
(7)
The amount of the withdrawal that is free of Surrender Charges is equal to 10% of the Purchase
Payments allocated within the preceding five years. Because there have been no additional Purchase
Payments and no prior withdrawals, the amount of the withdrawal that is free of Surrender Charge at the time of the withdrawal is equal to 10% x $100,000.00 which equals $10,000.00. The Purchase Payment within the preceding five years is $100,000.00, so the amount of the withdrawal subject to a Surrender
Charge is calculated as $100,000.00 - $10,000.00 which equals $90,000.00.
Withdrawals are first taken from the Variable Subaccounts, and because $10,000.00 is free of Surrender
Charge, the Surrender Charge only applies to the remaining $687.67. There is no Surrender Charge free withdrawal amount remaining, so a Surrender Charge applies to the Pro Rata withdrawal of the remaining
Purchase payments subject to a Surrender Charge from the Risk Control Accounts.  The remaining purchase Payments subject to a Surrender Charge is equal to the withdrawal subject to a Surrender
Charge less the withdrawal from the Variable Subaccount subject to a surrender Charge, calculated as
$90,000 - $687.67 which equals $89,312.33.
The Pro Rata withdrawal from the S&P 500 Secure Risk Control Account that is subject to a Surrender
Charge is equal to the withdrawal from the S&P 500 Secure Risk Control Account divided by the total withdrawal from the S&P 500 Risk Control Account multiplied by the remaining Purchase Payments subject to a Surrender Charge. This is calculated as $63,748.72 / $110,247.91 x $89,312.33 =
$51,643.13.
The Pro Rata withdrawal from the S&P 500 Growth Risk Control Account that is subject to a Surrender
Charge is equal to the withdrawal from the S&P 500 Growth Risk Control Account divided by the total withdrawal from the S&P 500 Risk Control Account multiplied by the remaining Purchase Payments subject to a Surrender Charge. This is calculated as $46,499.19 / $110,247.91 x $89,312.33 =
$37,669.20.
(8)
It has been more than one year but less than two years since the Purchase Payment was received so the applicable Surrender Charge percentage is 9.00%. This is multiplied by the amount of the withdrawal subject to a Surrender Charge to determine the Surrender Charge. For the Variable Subaccounts, the
Surrender Charge is calculated as $687.67 x 9.00% which equals $61.89. For the S&P 500 Secure Risk
Control Account, the Surrender Charge is calculated as $51,643.13 x 9.00% which equals $4,647.88. For the S&P 500 Growth Risk Control Account, the Surrender Charge is calculated as $37,669.20 x 9.00%
which equals $3,390.23.

(9)
The net withdrawal is equal to the gross withdrawal plus the Market Value Adjustment less the Surrender
Charge. For the Variable Subaccounts, the net withdrawal is calculated as $10,687.67 + $0.00 - $61.89 which equals $10,625.78. For the S&P 500 Secure Risk Control Account, the net withdrawal is calculated as $63,748.72 + -$1,003.95 - $4,647.88 which equals $58,096.89. For the S&P 500 Growth Risk Control
Account, the net withdrawal is calculated as $46,499.19 + -$669.30 - $3,390.23 which equals $42,439.66.
The total net withdrawal is the sum of the three accounts, $111,162.33.
Next, we calculate the Accumulation Units, Accumulation Credits, and Contract Value remaining after the withdrawal.

	(10)	(11)
Account	Units / Accumulation Credits After Withdrawal	Contract Value after Withdrawal
Variable Subaccounts	0.00	$0.00
S&P 500 Secure Risk Control Account	0.00	$0.00
S&P 500 Growth Risk Control Account	0.00	$0.00
Total		$0.00
(10)
The number of Accumulation Units/Accumulation Credits remaining after the withdrawal is equal to the number of Accumulation Units/Accumulation Credits prior to the withdrawal minus the result of the gross withdrawal from the account divided by the Accumulation Unit Value/Accumulation Credit Factor as of the
withdrawal date. For the Variable Subaccounts, this is calculated as 1,012.09 - ($10,687.67 / $10.56)
which equals 0.00. For the S&P 500 Secure Risk Control Account, this is calculated as 5,940.59 -
($63,748.72 / $10.731042) which equals 0.00. For the S&P 500 Growth Risk Control Account, this is calculated as 3,902.44 - ($46,499.19 / $11.915414) which equals 0.00.
(11)
Following the surrender of the Contract, there is no Contract Value remaining because there are no
Accumulation Units or Accumulation Credits remaining.
PRINCIPAL UNDERWRITER
We no longer offer new Contracts. CUNA Brokerage Services, Inc. (“CBSI”) serves as principal underwriter (or distributor) for the Contract. CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CBSI is our indirect, wholly-owned subsidiary, and is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities
Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc.
CBSI enters into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives of other selling firms are appointed as our insurance agents.
Until May 2022, CBSI offered securities directly to customers through its registered representatives, many of whom are also employed by CBSI’s affiliates or various credit unions. Pursuant to agreements between
CBSI and LPL Financial (“LPL”), most of them registered as LPL’s Selling Agents, and CBSI receives compensation from LPL for certain sales.

Selling firms pay their registered representatives a portion of the commissions received for their sales of the Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
CBSI received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to CBSI	Aggregate Amount of Commissions Retained by CBSI After Payments to its Registered Persons and Selling Firms
2025	$1,831,865	$395,392
2024	$1,912,745	$461,557
2023	$1,875,764	$457,939
In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first
Contract Year.
INCOME PAYMENTS
We use fixed rates of interest to determine the amount of income payments payable under the Income
Payout Options. Income Payout Options offered under your Contract are described in the “Income Payout
Options” in the Prospectus. Income Payout Options on a variable basis are not offered under your
Contract.
RESOLVING MATERIAL CONFLICTS
The Funds are offered through other separate accounts affiliated with us, and directly to employee benefit plans affiliated with us. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Separate Account and one or more of the other separate accounts in which these Funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by us. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by us) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, we will take steps to protect
Owners and variable annuity Payees, including withdrawal of the Variable Separate Account from participation in the Fund(s) involved in the conflict.
OTHER INFORMATION
A registration statement on Form N-4 (the “Registration Statement”) has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract discussed in this SAI.  Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the Prospectus filed with the SEC.
The Variable Separate Account and Risk Control Separate Account were each established as a separate account of MEMBERS Life Insurance Company on June 8, 2015.
CUSTODIAN
The Company is the custodian for the shares of the underlying Funds owned by the Variable Separate
Account.
EXPERTS
The financial statements of each of the Subaccounts comprising MEMBERS Horizon Variable Separate
Account, incorporated by reference in the Registration Statement, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The statutory basis financial statements of MEMBERS Life Insurance Company, incorporated by reference in the Registration Statement, have been audited by Deloitte & Touche LLP, an independent auditor, as stated in their report. Such report expresses an unmodified opinion on such financial statements prepared in accordance with the accounting practices prescribed or permitted by the Iowa
Department of Commerce, Insurance Division; and which expresses an adverse opinion that the statutory basis financial statements are not fairly presented in accordance with accounting principles generally accepted in the United States of America as the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 111 S. Wacker Dr., Chicago, Illinois 60606.
MEMBERS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS
The Company's statutory basis financial statements are hereby incorporated by reference to the Form N-
VPFS filed with the SEC by the Company on April 1, 2026. The Company’s financial statements should be distinguished from the financial statements of the Variable Separate Account, and you should consider the
Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your Contract.
MEMBERS HORIZON VARIABLE SEPARATE ACCOUNT FINANCIAL STATEMENTS
The Variable Separate Account’s financial statements as of and for the year ended December 31, 2025 and for each of the two years in the period ended December 31, 2025, are hereby incorporated by reference to the Form N-VPFS filed with the SEC by the Variable Separate Account on April 1, 2026 (File
No. 811-23092).
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
None

PART C
OTHER INFORMATION
Item 27.  Exhibits.

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(a)	Board of Directors Resolution.
(a)(i)	Resolutions of the Board of Directors of MEMBERS Life Insurance Company (“MLIC”) authorizing the establishment of the MEMBERS Horizon Variable Separate Account (the “Registrant”)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(b)	Custodian Agreements – Not Applicable
(c)	Underwriting Contracts.
(c)(1)	Amended and Restated Distribution Agreement dated as of January 7, 2016 between MLIC, for itself and as depositor on behalf of the Registrant, and CUNA Brokerage Services, Inc. (“CBSI”)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(c)(2)	Amended and Restated Expense Sharing Agreement dated January 1, 2015 between MLIC and CBSI	Incorporated herein by reference to the Post-Effective Amendment No. 4 filing of the Registrant on Form N-4, filed March 31, 2017 (File No. 333-207276)
(d)	Contracts.
(d)(1)	Form of MEMBERS® Horizons Flexible Premium Deferred Variable Annuity Contract (Form No. 2015-VA- B)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(d)(2)	Form of MEMBERS® Horizons Flexible Premium Deferred Variable Annuity Contract (Form No. 2015-VA- C)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(d)(3)	Form of MEMBERS® Horizons Flexible Premium Deferred Variable Annuity Data Page (Form No. 2015- VADP-B)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(d)(4)	Form of MEMBERS® Horizons Flexible Premium Deferred Variable Annuity Data Page (Form No. 2015- VADP-C)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(d)(5)	Form of Individual Retirement Annuity Endorsement	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)

(d)(6)	Form of Roth Individual Retirement Annuity Endorsement	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(e)	Applications.
(e)(1)	Form of MEMBERS® Horizons Flexible Premium Deferred Variable Annuity Application	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(f)	Insurance Company’s Certificate of Incorporation and By-Laws.
(f)(1)	Articles of Incorporation of MLIC	Incorporated herein by reference to the initial filing of the MLIC Registration Statement on Form S-1, filed February 6, 2013 (File No. 333-186477)
(f)(2)	Bylaws of MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(g)	Reinsurance Contracts.
(g)(1)	MEMBERS Horizon Coinsurance and Modified Coinsurance Agreement dated November 1, 2015 between MLIC and CMFG Life Insurance Company (“CMFG Life”)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(g)(2)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated January 1, 2019 between MLIC and CMFG Life	Incorporated herein by reference to the Post-Effective Amendment No. 5 filing of the Registrant on Form N-4, filed April 17, 2020 (File No. 333-207276)
(g)(2)(a)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated February 4, 2021 between MLIC and CMFG Life	Incorporated herein by reference to the Post-Effective Amendment No. 7 filing of the Registrant on Form N-4, filed April 5, 2022 (File No. 333-207276)
(g)(2)(b)	Second Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated November 23, 2021 between MLIC and CMFG Life	Incorporated herein by reference to the Post-Effective Amendment No. 7 filing of the Registrant on Form N-4, filed April 5, 2022 (File No. 333-207276)
(g)(2)(c)	Third Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated October 10, 2022 between MLIC and CMFG Life	Incorporated herein by reference to the Post-Effective Amendment No. 8 filing of the Registrant on Form N-4, filed April 13, 2023 (File No. 333-207276)
(g)(2)(d)	Fourth Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated April 17, 2023 between MLIC and CMFG Life	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement of the Registrant, filed April 18, 2024 (File No. 333-207276)

(g)(3)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated March 6, 2025		X
(g)(3)(a)	First Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated May 23, 2025		X
(h)	Participation Agreements.
(h)(1)(i)	Fund Participation and Service Agreement between American Funds Insurance Series and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(1)(ii)	Business Agreement between American Funds Distributors, Inc., CBSI and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(1)(iii)	American Funds Rule 22c-2 Agreement between American Funds Service Company and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(1)(iv)	Amendment No. 1 to Fund Participation and Service Agreement between American Funds Service Company and MLIC	Incorporated herein by reference to the Post-Effective Amendment No. 4 filing of the Registrant on Form N-4, filed March 31, 2017 (File No. 333-207276)
(h)(2)(i)	Fund Participation Agreement between BlackRock Variable Series Funds, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(2)(ii)	Administrative Services Agreement between BlackRock Advisors, LLC and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(2)(iii)	Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(2)(iv)	First Amendment to Administrative Services Agreement dated July 1, 2020 between BlackRock Advisors, LLC and MLIC	Incorporated herein by reference to the Post-Effective Amendment No. 7 filing of the Registrant on Form N-4, filed April 5, 2022 (File No. 333-207276)
(h)(3)(i)	Fund Participation Agreement between Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisors, LLC, Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)

(h)(3)(ii)	Fund Participation Agreement between Columbia Funds Variable Insurance Trust II, Columbia Management Investment Advisors, LLC, Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(3)(iii)	Fund Participation Agreement between Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors, LLC, Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(3)(iv)	Revenue Sharing Agreement between Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(3)(v)
First Amendment to the Fund
Participation Agreement between
Columbia Funds Variable Series Trust
II, Columbia Management Investment
Advisers, LLC, Columbia Management
Investment Distributors, Inc. and MLIC
Incorporated herein by reference to the Pre-Effective Amendment No. 1 filing of the MEMBERS Horizon Variable Separate Account on Form N-4, filed November 20, 2018 (File No. 333-226804)
(h)(3)(vi)	Variable Portfolio Administrative Services Agreement between Columbia Management Investment Services Corp. and CUNA Brokerage Services, Inc.	Incorporated herein by reference to the Pre-Effective Amendment No. 1 of the MLIC Registration Statement on Form S-1, filed April 18, 2019 (File No. 333-228962)
(h)(4)(i)	Participation Agreement between DFA Investment Dimensions Group Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(4)(ii)	Amendment 1 to Participation Agreement between DFA Investment Dimensions Group Inc. and MLIC dated January 1, 2022	Incorporated herein by reference to the Post-Effective Amendment No. 7 filing of the Registrant on Form N-4, filed April 5, 2022 (File No. 333-207276)
(h)(5)(i)	Fund Participation Agreement between The Dreyfus Corporation and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(5)(ii)	Administrative Services Agreement between The Dreyfus Corporation and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(5)(iii)	Distribution Letter Agreement between MBSC Securities Corporation (The Dreyfus Corporation) and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)

(h)(5)(iv)	First Amendment to Fund Participation Agreement between the Dreyfus Corporation and MLIC	Incorporated herein by reference to the Post-Effective Amendment No. 4 filing of the Registrant on Form N-4, filed March 31, 2017 (File No. 333-207276)
(h)(6)(i)	Participation Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(6)(ii)	Administrative Services Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(6)(iii)	Shareholder Information Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(6)(iv)	Amendment No. 1 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to the Post-Effective Amendment No. 4 filing of the Registrant on Form N-4, filed March 31, 2017 (File No. 333-207276)
(h)(6)(v)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to the Post-Effective Amendment No. 8 filing of the Registrant on Form N-4, filed April 18, 2023 (File No. 333-207276)
(h)6(vi)	Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to the Post-Effective Amendment No. 8 filing of the Registrant on Form N-4, filed April 18, 2023 (File No. 333-207276)
(h)(7)(i)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(7)(ii)	Amendment #1 to Participation Agreement between Goldman Sachs Variable Insurance Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(7)(iii)	Service Class Services Agreement between Goldman Sachs Variable Insurance Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(7)(iv)	Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)

(h)(7)(v)	Shareholder Information Agreement between Goldman Sachs & Co and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(7)(vi)	Amendment #2 to Participation Agreement between Goldman Sachs Variable Insurance Trust and MLIC	Incorporated herein by reference to the Post-Effective Amendment No. 4 filing of the Registrant on Form N-4, filed March 31, 2017 (File No. 333-207276)
(h)(8)(i)	Participation Agreement between AIM Variable Insurance Funds(Invesco Variable Insurance Funds), Invesco Distributors, Inc., CBSI and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(8)(ii)	Administrative Services Agreement between AIM Variable Insurance Funds(Invesco Variable Insurance Funds) and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(8)(iii)	Distribution Services Agreement between AIM Variable Insurance Funds(Invesco Variable Insurance Funds) and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(8)(iv)	Amendment No. 1 to Administrative Services Agreement between AIM Variable Insurance Funds(Invesco Variable Insurance Funds) and MLIC	Incorporated herein by reference to the Post-Effective Amendment No. 4 filing of the Registrant on Form N-4, filed March 31, 2017 (File No. 333-207276)
(h)(9)(i)	Fund Participation Agreement between Lazard Retirement Series, Inc., Lazard Asset Management Securities LLC and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(9)(ii)	Servicing Agreement between Lazard Retirement Series, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(9)(iii)	Amendment 1 to Fund Participation Agreement between Lazard Retirement Series, Inc., Lazard Asset Management Securities LLC and MLIC dated January 31, 2022	Incorporated herein by reference to the Post-Effective Amendment No. 7 filing of the Registrant on Form N-4, filed April 5, 2022 (File No. 333-207276)
(h)(10)(i)	Participation Agreement between MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(10)(ii)	Fund/Serv and Networking Supplement to Participation Agreement between MFS Variable Insurance Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)

(h)(10)(iii)	Fee Letter Agreement between MFS Variable Insurance Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(11)(i)	Participation Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(11)(ii)	Servicing Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(11)(iii)	Letter Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(11)(iv)	Administrative Service Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(11)(v)	Amendment to Participation Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to the Pre-Effective Amendment No. 1 filing of MEMBERS Horizon Variable Separate Account on Form N-4, filed November 20, 2018 (File No. 333-226804)
(h)(12)(i)	Participation Agreement between Oppenheimer Variable Account Funds and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(12)(ii)	Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(13)(i)	Participation Agreement between PIMCO Variable Insurance Trust, PIMCO Equity Series, VIT, PIMCO Investments LLC and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(14)(i)	Fund Participation Agreement between Northern Lights Variable Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(14)(ii)	Fund/Serv Agreement between Northern Lights Distributors, LLC and MLIC	Incorporated herein by reference to the initial filing of the MEMBERS Horizon II Variable Annuity on Form N-4, filed August 13, 2018 (File No. 333-226804)
(h)(14)(iii)	Distribution and Shareholder Services Agreement between Northern Lights Variable Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)

(h)(15)(i)	Participation Agreement between T Rowe Price Equity Series, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(15)(ii)	Rule 22c-2 Agreement between T Rowe Price Equity Series, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(15)(iii)	12b-1 Agreement between T. Rowe Price Investment Services, Inc. and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(16)(i)	Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(16)(ii)	Defined Contribution Clearance & Settlement Agreement between The Vanguard Group and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(16)(iii)	Amendment to Participation Agreement between Vanguard Variable Insurance Fund, the Vanguard Group, Inc., Vanguard Marketing Corporation and MLIC	Incorporated herein by reference to the Pre-Effective Amendment No. 1 of the MLIC Registration Statement on Form S-1, filed April 18, 2019 (File No. 333-228962)
(h)(17)(i)	Participation Agreement between Putnam Variable Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(17)(ii)	Rule 22c-2 Agreement between Putnam Variable Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(17)(iii)	Marketing and Administrative Services Agreement between Putnam Variable Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(17)(iv)	Letter Agreement between T. Rowe Price Associates and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(i)	Administrative Contracts - Not Applicable
(j)	Other Material Contracts - Not Applicable
(k)	Legal Opinion
(k)(1)	Legal Opinion of Britney Schnathorst		X
(l)	Other Opinions
(l)(1)(i)	Consent of Independent Registered Public Accounting Firm		X
(l)(1)(ii)	Consent of Independent Auditor		X

(m)	Omitted Financial Statements - Not Applicable
(n)	Initial Capital Agreements - Not Applicable
(o)	Form of Initial Summary Prospectus - Not Applicable
(p)	Power of Attorney
(p)(1)	Powers of Attorney	X
(q)	Letter Regarding Change in Certifying Accountant - Not Applicable
(r)	Historical Current Limits on Index	X
Item 28.  Directors and Officers of the Insurance Company.
Set forth below is information regarding the directors and principal officers of MLIC. Unless otherwise noted, the business address of each person below is:  5910 Mineral Point Road, Madison, Wisconsin
53705.

Name	Positions and Officers with Depositor
Tammy L. Schultz(2)	President and Director
Brian J. Borakove(1)	Treasurer
Paul D. Barbato(1)	Secretary and Director
Jennifer M. Kraus-Florin(1)	Director
Abigail R. Rodriguez(1)	Director
William A. Karls(1)	Director
(1)5910 Mineral Point Road, Madison, Wisconsin 53705
(2)440 Mt. Rushmore Road, Rapid City, South Dakota 57701
Item 29.  Persons Controlled by or Under Common Control with the Insurance Company and the
Registered Separate Account.
MLIC is a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). MLIC is a
stock life insurance company organized under the laws of the State of Iowa for the purpose of writing any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa.
Various companies and other entities are controlled by CMFG Life and may be considered to be under common control with MLIC. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.
CUNA Mutual Holding Company Organizational Chart
As of February 28, 2026
CUNA Mutual Holding Company is a mutual insurance holding company, and as such is controlled by its policy owners. CUNA Mutual Holding Company was formed under the Plan of Reorganization of CMFG
Life Insurance Company. CUNA Mutual Holding Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:
TruStage Financial Group, Inc.
State of domiciled:  Iowa

Entity	Ownership

1.	CUNA Mutual Global Holdings, Inc. State of domicile: Iowa				25.58% TruStage Financial Group, Inc. 74.42% CMFG Life Insurance Company
2.	TruStage Ventures, LLC State of domicile: Iowa				100%
		a.		Happy Monday Holdings, Inc. State of domicile: Delaware	46.6%
		1.		Happy Money, Inc. State of domicile: Delaware	100%
3.	TruStage Ventures Discovery Fund, LLC State of domicile: Iowa				100%
4.	CMFG Life Insurance Company State of domicile: Iowa				100%

CMFG Life Insurance Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries, all of which are included in the CMFG Life Insurance
Company’s consolidated financial statements:

	A.	CUNA Mutual Investment Corporation owns the following: State of domicile: Wisconsin			100%
		1.	CUMIS Insurance Society, Inc. owns the following: State of domicile: Iowa		100%
			a.	CUMIS Specialty Insurance Company, Inc. State of domicile: Iowa	100%
			b.	CUMIS Mortgage Reinsurance Company State of domicile: Wisconsin	100%
		2.	CUNA Brokerage Services, Inc. State of domicile: Wisconsin		100%
		3.	CUNA Mutual Insurance Agency, Inc. State of domicile: Wisconsin		100%
		4.	CUMIS Vermont, Inc. State of domicile: Vermont		100%
		5.	International Commons, Inc. State of domicile: Wisconsin		100%
		6.	MEMBERS Capital Advisors, Inc. State of domicile: Iowa		100%
			a.	MCA Fund I GP LLC State of domicile: Delaware	100%
			b.	MCA Fund II GP LLC State of domicile: Delaware	100%
			c.	MCA Fund III GP LLC State of domicile: Delaware	100%
			d.	MCA Fund IV GP LLC State of domicile: Delaware	100%
			e.	MCA Fund V GP LLC State of domicile: Delaware	100%
			f.	MCA Fund VI GP LLC State of domicile: Delaware	100%
		7.	CPI Qualified Plan Consultants, Inc. State of domicile: Delaware		100%
	B.	5910 Investments, LLC State of domicile: Delaware			100%

	C.	TruStage Insurance Agency, LLC State of domicile: Iowa			100%
	D.	CUNA Mutual Management Services, LLC State of domicile: Iowa			100%
		1.	Compliance Systems, LLC State of domicile: Michigan		100%
		2.	ForeverCar Holdings, LLC State of domicile: Delaware		100%
			a.	ForeverCar LLC State of domicile: Illinois	100%
			b.	ForeverCar Consumer Credit LLC State of domicile: Illinois	100%
	E.	MCA Fund I Holding LLC State of domicile: Delaware			100%
	F.	AdvantEdge Digital, LLC State of domicile: Iowa			100%
	G.	MCA Fund II Holding LLC State of domicile: Delaware			100%
	H.	MCA Fund III Holding LLC State of domicile: Delaware			100%
	I.	American Memorial Life Insurance Company State of domicile: Iowa			100%
	J.	Union Security Insurance Company State of domicile: Iowa			100%
	K.	Family Considerations, Inc. State of domicile: Georgia			100%
	L.	Mt. Rushmore Road, LLC State of domicile: Delaware			100%
	M.	PPP Services, LLC State of domicile: Delaware			100%
	N.	MCA Fund IV Holding LLC State of domicile: Delaware			100%
	O.	MEMBERS Life Insurance Company State of domicile: Iowa			100%
5.	CUNA Mutual Holding Company either directly or indirectly, is the controlling company of the following:
	A.	CUNA Mutual International Finance, Ltd. Domicile: Cayman Islands			100% CUNA Mutual Global Holdings, Inc.
	B.	CUNA Mutual International Holdings, Ltd. Domicile: Cayman Islands			100% CUNA Mutual International Finance, Ltd.
	C.	TruStage Global Holdings, ULC Domicile: Alberta, Canada			100% TruStage Financial Group, Inc.
		1.	TruStage Life of Canada (“TLOC”) Domicile: Toronto, Canada		100% TruStage Global Holdings,
			a.	Association for Personal Resource Planning of Canada Domicile: Ontario, Canada	100% TLOC
		2.	Family Side, Inc. Domicile: Ontario, Canada		100% TruStage Global Holdings,

D.	CUNA Caribbean Holdings St. Lucia, Ltd. Domicile: St. Lucia			100% CUNA Mutual International
	1.	CUNA Caribbean Insurance Jamaica Limited Domicile: Jamaica		100%
	2.	CUNA Caribbean Insurance OECS Limited Domicile: St. Lucia		100%
	3.	CUNA Mutual Insurance Society Dominicana, S.A. Domicile: Dominican Republic		99.99%
		a.	TruStage Costa Rica, S.A. Domicile: Costa Rica	100%
	4.	CUNA Caribbean Insurance Society Limited Domicile: Trinidad and Tobago		100%
	5.	TFG Bermuda Reinsurance Company, Ltd. Domicile: Bermuda		100% by CMFG Life Insurance Company

Item 30.  Indemnification.
(a)Indemnification of Directors and Officers.  Section 490.202 of the Iowa Business Corporation Act
(the “IBCA”), provides that a corporation's articles of incorporation may contain a provision eliminating or limiting the personal liability of a director to the corporation or its shareholders for monetary damages for any action taken, or failure to take action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on MEMBERS Life Insurance Company (the “Registrant,” “we,” “our,” or “us”) or the
shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.
Further, Section 490.851 of the IBCA provides that a corporation may indemnify its directors who may be party to a proceeding against liability incurred in the proceeding by reason of such person serving in the capacity of director, if such person has acted in good faith and in a manner reasonably believed by the individual to be in the best interests of the corporation, if the director was acting in an official capacity, and in all other cases that the individual's conduct was at least not opposed to the best interests of the corporation, and in any criminal proceeding if such person had no reasonable cause to believe the individual's conduct was unlawful or the director engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.  The indemnity provisions under Section 490.851 do not apply (i) in the case of actions brought by or in the right of the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct set forth above or (ii) in connection with any proceedings with respect to conduct for which the director was adjudged liable on the basis that the director received a financial benefit to which the director was not entitled, whether or not involving action in the director's official capacity.
In addition, Section 490.852 of the IBCA provides mandatory indemnification of reasonable expenses incurred by a director who is wholly successful in defending any action in which the director was a party because the director is or was a director of the corporation. A director who is a party to a proceeding because the person is a director may also apply for court-ordered indemnification and advance of expenses under Section 490.854 of the IBCA.
Section 490.853 of the IBCA provides that a corporation may, before final disposition of a proceeding, advance funds to pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding because such person is a director if the director delivers the following to the corporation: (1) a written affirmation that the director has met the standard of conduct described above or that the proceeding involved conduct for which liability has been eliminated under the corporation's articles of incorporation and (2) the director's written undertaking to repay any funds advanced if the director is not entitled to mandatory indemnification under Section 490.852 of the
IBCA and it is ultimately determined that the director has not met the standard of conduct described above.
Under Section 490.856 of the IBCA, a corporation may indemnify and advance expenses to an officer of the corporation who is a party to a proceeding because such person is an officer, to the same extent as a director. In addition, if the person is an officer but not a director, further indemnification may be provided by the corporation's articles of incorporation or bylaws, a resolution of the board of directors or by contract, except liability for (1) a proceeding by or in the right of the corporation other than for reasonable expenses incurred in connection with the proceeding and (2) conduct that constitutes receipt by the officer of a financial benefit to which the officer is not entitled, an intentional infliction of harm on the corporation or the shareholders or an intentional violation of criminal law.
Such indemnification is also available to an officer who is also a director if the basis on which the officer is made a party to a proceeding is an act taken or a failure to take action solely as an officer.
Our Amended and Restated Articles of Incorporation provide that our directors will not be liable to us or our shareholders for money damages for any action taken, or any failure to take any action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.
Our Amended and Restated Articles of Incorporation also provide that we indemnify each of our directors or officers for any action taken, or any failure to take any action, as a director or officer except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of
Section 490.833 of the IBCA or (4) an intentional violation of criminal law. Additionally, the Registrant is required to exercise all of its permissive powers as often as necessary to indemnify and advance expenses to its directors and officers to the fullest extent permitted by law.
Our Bylaws also provide indemnification to our directors on the same terms as the indemnification provided in our Amended and Restated Articles of Incorporation. Our Bylaws also provide for advances of expenses to our directors and officers. The indemnification provisions of our Bylaws are not exclusive of any other right which any person seeking indemnification may have or acquire under any statute, our Amended and Restated of Incorporation or any agreement, vote of stockholders or disinterested directors or otherwise.
Section 490.857 of the IBCA provides that a corporation may purchase and maintain insurance on behalf of a person who is a director or officer of a corporation, or who, while a director or officer of a corporation, serves at the corporation's request as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity, against liability asserted against or incurred by that person in that capacity or arising from that person's status as a director or officer, whether or not the corporation would have the power to indemnify or advance expenses to that person against the same liability under the IBCA. As permitted by and in accordance with Section 490.857 of the IBCA, we maintain insurance coverage for our officers and directors as well as insurance coverage to reimburse us for potential costs for indemnification of directors and officers.
(b)Indemnification of Principal Underwriters.  Pursuant to the Distribution Agreement with CBSI,
MLIC has agreed to indemnify CBSI and CBSI’s directors, shareholders, officers, agents and employees and hold each of them harmless from and against any losses, damages, judgments and other costs, fees and expenses, including reasonable attorneys’ fees, resulting from any breach by
MLIC of the Distribution Agreement or from the gross negligence, fraud or willful misconduct of employees and permissible contractors and agents of MLIC.

(c)Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.  Principal Underwriter.
(a) CUNA Brokerage Services, Inc. (“CBSI”), an affiliate of MLIC, is the principal underwriter for the
Insurance Company. In addition, CBSI is the principal underwriter for CMFG Variable Annuity
Account, CMFG Variable Life Insurance Account and MEMBERS Horizon Variable Separate Account.
The principal business address of CBSI is 2000 Heritage Way, Waverly, Iowa 50677-9202.
(b)  Set forth below is certain information regarding the directors and principal officers of CBSI.

Name	Positions and Offices with Principal Underwriter
Paul D. Barbato*	Secretary
Joe Boen****	Director and President
Jenny Brock*	Treasurer
Katherine Castro*	Assistant Secretary
Christopher Copeland*	Director
Melissa Haberstich**	Chief Compliance Officer
William A. Karls*	Director
Barth T. Thomas*	Director
Tammy L. Schultz***	Director
  *The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin
53705.
**The principal business address of these persons is:  2000 Heritage Way, Waverly, Iowa 50677.
***The principal business address of this person is:  440 Mt. Rushmore Road, Rapid City, South Dakota
57701.
****The principal business address of this person is:  2812 Pocock Road, Monkton, Maryland 21111.
(c)  CBSI is the only principal underwriter. The services provided by CBSI are described in the Distribution
Agreement and Servicing Agreement filed as exhibits to this Registration Statement.

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Compensation
CUNA Brokerage Services, Inc.	$1,831,865*	$0*	$395,392*	$1,436,473*
*Information for fiscal year ended December 31, 2025.

Item 31A.  Information about Contracts with Index-Linked Options and Fixed Options Subject to a
Contract Adjustment.

Name of the Contract	Number of Contracts outstanding	Total value attributable the Index-and/or Fixed Option subject to an Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
MEMBERS Horizon Annuity	3,016	260,144,783	0	2,175,216	221,425,569	Yes
*Information for fiscal year ended December 31, 2025.
Item 32.  Location of Accounts and Records.
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and
Rules 31a-1 to 31a-3 thereunder are maintained by:  (i) MLIC, 2000 Heritage Way, Waverly, Iowa 50677;
(ii) CMFG Life, 5910 Mineral Point Road, Madison, Wisconsin 53705; and (iii) Zinnia (f/k/a se2), 5801 SW
Sixth Ave, Topeka, Kansas  66636-0001.
Item 33.  Management Services
Not applicable.
Item 34.  Fee Representation and Undertakings
With respect to the variable options, MLIC represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MLIC under the contracts.
MLIC represents that it will file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by Section 10(a)(3) of the
Securities Act and that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offering therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin on this day of 14th day of April, 2026.
MEMBERS HORIZON VARIABLE SEPARATE ACCOUNT
(Registered Separate Account)
By: /s/Tammy L. Schultz
Tammy L. Schultz, President
MEMBERS LIFE INSURANCE COMPANY
(Insurance Company)
By: /s/Tammy L. Schultz
Tammy L. Schultz, President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated:

Signature	Title	Date
*	President and Director (Principal Executive Officer)	April 14, 2026
Tammy L. Schultz
*
Brian J. Borakove	Treasurer (Principal Financial & Accounting Officer)	April 14, 2026
*
Jennifer M. Kraus-Florin	Director	April 14, 2026
*
Abigail R. Rodriguez	Director	April 14, 2026
*
William A. Karls	Director	April 14, 2026
*
Paul D. Barbato	Director and Secretary	April 14, 2026

*By: /s/Britney Schnathorst
Britney Schnathorst
*Pursuant to Power of Attorney dated April 14, 2026, filed electronically with this Registration
Statement on Form N-4 (File No. 333-207276), filed with the Commission on April 14, 2026.